2026 QUARTERLY REPORT
Russell Investment Funds
March 31, 2026
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 11
International Developed Markets Fund 24
Strategic Bond Fund 34
Global Real Estate Securities Fund 61
Notes to Schedules of Investments 65
Notes to Quarterly Report 67
Russell Investment Funds
Quarterly Report
March 31, 2026 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2026. All rights reserved.
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Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
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Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark
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Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 102.4%
Consumer Discretionary - 13.5%
Abercrombie & Fitch Co. Class A(Æ) 11,442 1,045
Amazon.com, Inc.(Æ) 90,407 18,829
Atkore , Inc.(Ð) 2,545 150
Autoliv , Inc. 1,652 174
AutoZone, Inc.(Æ)(Ð) 736 2,486
Axon Enterprise, Inc.(Æ) 823 350
Best Buy Co., Inc.(Ð) 6,211 399
Brunswick Corp. 1,880 137
Callaway Golf Co.(Æ) 23,350 324
Carnival Corp. 15,648 405
Carvana Co.(Æ)(Ð) 1,103 347
Cava Group, Inc.(Æ) 11,633 941
Charter Communications, Inc. Class A(Æ) 1,129 244
Chipotle Mexican Grill, Inc. Class A(Æ) 50,689 1,623
Comcast Corp. Class A 97,155 2,789
Costco Wholesale Corp. 4,016 4,002
Coupang , Inc.(Æ) 64,631 1,220
Dana, Inc. 6,480 218
Deckers Outdoor Corp.(Æ)(Û) 12,677 1,269
Diageo PLC - ADR 13,305 991
Dollar General Corp. 11,720 1,392
Domino's Pizza, Inc. 2,689 965
DraftKings , Inc. Class A(Æ)(Ð) 29,814 645
Expedia Group, Inc. 1,360 314
Ford Motor Co. 37,187 429
General Motors Co.(Û) 51,200 3,814
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 35,400 235
Harley-Davidson, Inc. 9,280 188
Hilton Worldwide Holdings, Inc. 1,526 464
Home Depot, Inc. (The) 3,737 1,229
Las Vegas Sands Corp.(Û) 21,738 1,171
Lear Corp. 10,065 1,219
Lennar Corp. Class A 4,035 350
Lowe's Cos., Inc. 11,474 2,711
Marriott International, Inc. Class A 1,583 518
McDonald's Corp. 8,156 2,535
Netflix, Inc. Class B(Æ) 30,680 2,950
NIKE, Inc. Class B 7,193 380
O'Reilly Automotive, Inc.(Æ) 21,692 2,002
Polaris, Inc.(Ð) 6,370 347
RH(Æ)(Ð) 2,849 398
Royal Caribbean Cruises, Ltd. 2,184 601
Target Corp.(Û) 17,066 2,068
Tesla, Inc.(Æ) 13,313 4,949
TJX Cos., Inc. (The) 4,622 738
Versant Media Group, Inc. 18,623 689
Viking Holdings, Ltd.(Æ)(Û) 6,252 459
Walmart, Inc. 29,037 3,609
Walt Disney Co. (The) 29,414 2,835
Warner Music Group Corp. Class A 19,809 506
Wayfair, Inc. Class A(Æ) 6,773 509
Whirlpool Corp. 7,107 383
Williams-Sonoma, Inc.(Ð) 3,939 718
Yum! Brands, Inc. 2,659 413
80,676
Consumer Staples - 3.3%
Altria Group, Inc. 9,090 600
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Archer-Daniels-Midland Co.(Ð) 34,240 2,489
Casey's General Stores, Inc. 875 637
Coca-Cola Co. (The) 11,209 852
Conagra Brands, Inc. 34,205 538
Estee Lauder Cos., Inc. (The) Class A 6,621 475
Kenvue , Inc. 12,327 213
Kimberly-Clark Corp. 16,718 1,613
Kroger Co. (The) 45,072 3,261
Marzetti Co. (The) 31 4
Mondelez International, Inc. Class A 9,725 561
Monster Beverage Corp.(Æ)(Ð)(Û) 41,891 3,035
PepsiCo, Inc. 6,077 944
Philip Morris International, Inc. 6,480 1,071
Procter & Gamble Co. (The) 7,939 1,147
Smithfield Foods, Inc.(Û) 11,770 329
Sysco Corp. 5,066 361
Tyson Foods, Inc. Class A(Û) 22,703 1,455
United Natural Foods, Inc.(Æ) 3,380 152
19,737
Energy - 4.1%
Baker Hughes Co. 23,653 1,444
BP PLC - ADR 26,257 1,234
Canadian Natural Resources, Ltd. 29,181 1,422
Chevron Corp. 5,816 1,203
Devon Energy Corp. 23,346 1,175
Eaton Corp. PLC 5,610 2,007
EOG Resources, Inc.(Û) 12,635 1,827
Exxon Mobil Corp. 19,019 3,227
First Solar, Inc.(Æ) 6,141 1,211
HF Sinclair Corp.(Ð) 8,569 535
ONEOK, Inc. 4,640 419
Phillips 66 13,346 2,431
Shell PLC - ADR 13,857 1,289
SLB, Ltd. 23,309 1,198
Valero Energy Corp. 13,164 3,253
Williams Cos., Inc. (The) 10,724 780
24,655
Financial Services - 14.5%
AerCap Holdings NV 8,299 1,139
Affiliated Managers Group, Inc. 2,433 673
Aflac, Inc. 6,994 767
Allstate Corp. (The) 6,037 1,252
Ally Financial, Inc. 43,959 1,725
American Express Co. 8,576 2,594
American International Group, Inc. 5,228 393
American Tower Corp.(ö) 2,116 365
Ameriprise Financial, Inc. 1,183 526
Annaly Capital Management, Inc.(ö) 42,824 906
Aon PLC Class A 1,281 414
Arthur J Gallagher & Co. 6,042 1,309
Bank of America Corp. 66,979 3,265
Bank of New York Mellon Corp. (The) 19,217 2,280
Berkshire Hathaway, Inc. Class B(Æ) 7,154 3,428
Blackrock, Inc. 763 734
Blackstone, Inc. Class A 9,387 1,079
BOK Financial Corp.(Ð) 865 111
Bread Financial Holdings, Inc. 10,510 787
Brown & Brown, Inc. 4,129 269

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Camden Property Trust(Ð)(ö)(Û) 12,819 1,252
Capital One Financial Corp. 9,511 1,735
Carlyle Group, Inc. (The) 28,643 1,386
Charles Schwab Corp. (The) 6,295 592
Chubb, Ltd. 1,437 468
Citigroup, Inc. 30,145 3,419
CME Group, Inc. Class A 1,923 568
CNA Financial Corp.(Û) 3,660 168
Compass, Inc. Class A(Æ)(Ð) 14,548 106
Corebridge Financial, Inc.(Ð) 50,521 1,205
Cullen/Frost Bankers, Inc.(Û) 1,252 172
Essex Property Trust, Inc.(Ð)(ö) 4,243 1,027
Evercore , Inc. Class A(Ð) 3,308 988
Federated Hermes, Inc. Class B(Ð) 2,537 144
First American Financial Corp.(Ð) 10,609 640
First Industrial Realty Trust, Inc.(ö) 2,366 137
Global Payments, Inc. 31,618 2,128
Globe Life, Inc.(Ð)(Û) 8,452 1,176
Goldman Sachs Group, Inc. (The) 1,429 1,209
Hanover Insurance Group, Inc. (The) 3,584 621
Healthpeak Properties, Inc.(ö) 71,384 1,173
Host Hotels & Resorts, Inc.(ö) 55,312 1,060
Howard Hughes Holdings, Inc.(Æ) 6,677 422
Interactive Brokers Group, Inc. Class A 27,421 1,839
Intercontinental Exchange, Inc. 2,094 329
JPMorgan Chase & Co. 10,811 3,180
Kemper Corp. 13,884 424
KKR & Co., Inc. Class A 3,613 334
Lineage, Inc.(Ð)(ö) 700 23
M&T Bank Corp. 7,147 1,477
Marsh & McLennan Cos., Inc. 2,562 444
Mastercard , Inc. Class A 16,649 8,319
Mercury General Corp. 2,249 198
MetLife, Inc. 5,593 396
Millrose Properties, Inc. Class A(ö) 14,494 406
Moody's Corp. 952 415
Morgan Stanley 14,453 2,379
NIQ Global Intelligence PLC(Æ) 4,650 53
NU Holdings, Ltd. Class A(Æ) 114,753 1,649
Popular, Inc. 7,680 1,030
Progressive Corp. (The) 6,486 1,286
Prologis, Inc.(ö) 8,521 1,126
Public Storage(ö) 953 258
Realty Income Corp.(ö) 6,730 412
Reinsurance Group of America, Inc. Class A 5,381 1,099
Robinhood Markets, Inc. Class A(Æ) 4,118 285
S&P Global, Inc. 1,087 462
Selective Insurance Group, Inc. 3,966 299
Stifel Financial Corp. 16,709 1,235
StoneX Group, Inc.(Æ)(Ð) 2,373 191
Synchrony Financial 22,158 1,507
Travelers Cos., Inc. (The) 1,805 527
Truist Financial Corp. 9,466 435
Unum Group(Û) 67 5
US Bancorp 6,409 333
VICI Properties, Inc.(ö) 13,907 380
Visa, Inc. Class A 6,789 2,052
Wells Fargo & Co. 48,399 3,853
Welltower , Inc.(ö) 2,729 540
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Willis Towers Watson PLC 3,981 1,157
86,149
Health Care - 10.7%
Abbott Laboratories 8,438 866
AbbVie, Inc. 12,374 2,691
Agilent Technologies, Inc. 17,476 1,992
Align Technology, Inc.(Æ)(Ð) 8,200 1,406
Alnylam Pharmaceuticals, Inc.(Æ)(Û) 3,245 1,074
Amgen, Inc. 1,810 637
Becton Dickinson & Co. 2,581 406
BioMarin Pharmaceutical, Inc.(Æ) 14,219 803
Boston Scientific Corp.(Æ) 11,021 692
Bristol-Myers Squibb Co. 9,306 564
Cardinal Health, Inc. 2,547 538
Cencora , Inc. Class A 1,364 428
Centene Corp.(Æ) 32,061 1,050
Cigna Group (The) 2,128 568
CVS Health Corp. 38,246 2,747
Dentsply Sirona, Inc.(Ð) 36,060 418
Dexcom , Inc.(Æ) 5,197 326
Edwards Lifesciences Corp.(Æ) 31,936 2,557
Elevance Health, Inc. 1,768 518
Eli Lilly & Co. 4,382 4,030
Exelixis , Inc.(Æ) 11,538 495
GE HealthCare Technologies, Inc.(Ð) 17,488 1,245
Genmab A/S - ADR(Æ) 22,592 606
Gilead Sciences, Inc. 7,529 1,049
GSK PLC - ADR 19,042 1,051
HCA Healthcare, Inc. 1,269 601
Humana, Inc. 5,040 874
Icon PLC(Æ) 11,230 1,243
IDEXX Laboratories, Inc.(Æ) 3,456 1,942
Incyte Corp.(Æ) 12,063 1,135
Intuitive Surgical, Inc.(Æ) 1,566 722
Johnson & Johnson 13,606 3,326
Lantheus Holdings, Inc.(Æ)(Ð) 3,951 300
McKesson Corp. 2,771 2,398
Medtronic PLC 30,597 2,651
Merck & Co., Inc. 11,781 1,417
Molina Healthcare, Inc.(Æ)(Ð) 3,666 489
Natera , Inc.(Æ) 5,177 1,035
Omnicell , Inc.(Æ) 3,777 126
Oscar Health, Inc. Class A(Æ)(Ð) 15,865 182
Pfizer, Inc. 51,834 1,455
Quest Diagnostics, Inc. 2,174 426
Regeneron Pharmaceuticals, Inc.(Û) 2,154 1,664
ResMed , Inc. 1,483 333
Royalty Pharma PLC Class A 18,441 885
Sanofi SA - ADR 21,087 1,016
Sarepta Therapeutics, Inc.(Æ)(Ð) 11,924 259
Stryker Corp. 4,866 1,599
Thermo Fisher Scientific, Inc. 785 386
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 19,517 409
UnitedHealth Group, Inc. 8,828 2,389
Veeva Systems, Inc. Class A(Æ) 5,153 905
Vertex Pharmaceuticals, Inc.(Æ) 2,965 1,324
Viatris , Inc. 64,024 865
West Pharmaceutical Services, Inc. 6,323 1,585

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zoetis, Inc. Class A 7,086 838
63,536
Materials and Processing - 4.1%
Acuity, Inc. 492 138
Air Products and Chemicals, Inc. 1,329 386
Albemarle Corp.(Ð) 6,651 1,194
Amrize , Ltd.(Æ) 10,261 575
Boise Cascade Co. 3,752 285
Carrier Global Corp. 5,635 317
Celanese Corp. Class A 31,452 2,069
Commercial Metals Co. 5,307 326
Copart , Inc.(Æ) 36,266 1,204
Crown Holdings, Inc.(Û) 13,684 1,372
Ecolab, Inc. 2,264 602
Fastenal Co. 9,485 440
FMC Corp.(Ð) 19,231 331
Freeport-McMoRan, Inc. 9,074 533
General Electric Co. 2,660 755
Huntsman Corp.(Ð) 38,823 517
James Hardie Industries PLC(Æ)(Ð)(Û) 45,285 858
Johnson Controls International PLC 3,764 493
Linde PLC 5,261 2,608
Martin Marietta Materials, Inc. 2,237 1,317
Masco Corp. 18,630 1,125
Newmont Corp. 9,157 991
O-I Glass, Inc.(Æ) 30,908 325
Qnity Electronics, Inc. 5,334 615
Rogers Corp.(Æ) 500 54
Smurfit WestRock PLC 21,408 853
Solstice Advanced Materials Inc. 652 50
Trane Technologies PLC 4,059 1,691
Trex Co., Inc.(Æ) 16,362 596
Vulcan Materials Co. 3,383 921
Watsco , Inc.(Ð) 1,639 596
Westlake Corp.(Ð) 3,496 408
24,545
Producer Durables - 8.1%
3M Co. 2,310 335
Amphenol Corp. Class A 20,545 2,596
Argan , Inc. 2,345 1,277
Automatic Data Processing, Inc. 1,408 286
Boeing Co. (The)(Æ) 1,825 363
Caterpillar, Inc. 1,750 1,240
CH Robinson Worldwide, Inc. 7,947 1,320
Cintas Corp. 1,841 311
CNH Industrial NV 71,486 786
Comfort Systems USA, Inc. 466 643
CSX Corp. 11,964 491
Deere & Co. 1,956 1,102
Delta Air Lines, Inc. 24,421 1,623
EMCOR Group, Inc. 2,387 1,762
FedEx Corp. 2,607 928
FTI Consulting, Inc.(Æ)(Ð)(Û) 4,611 815
Gartner, Inc.(Æ) 1,056 167
GE Vernova , Inc. 1,833 1,600
Graco , Inc. 9,543 808
Honeywell International, Inc. 2,312 523
Howmet Aerospace, Inc. 4,295 990
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Huntington Ingalls Industries, Inc. 2,561 973
Illinois Tool Works, Inc. 1,548 403
JB Hunt Transport Services, Inc.(Û) 3,982 844
Keysight Technologies, Inc.(Æ) 3,058 863
Landstar System, Inc. 7,412 1,188
Lockheed Martin Corp.(Û) 1,991 1,203
Magna International, Inc. Class A 13,116 732
ManpowerGroup , Inc.(Ð)(Û) 8,638 254
Middleby Corp. (The)(Æ) 4,686 621
Mueller Industries, Inc. 4,180 463
Norfolk Southern Corp. 1,536 441
Northrop Grumman Corp. 2,883 1,967
Old Dominion Freight Line, Inc. 1,653 323
Otis Worldwide Corp.(Ð) 7,076 545
PACCAR, Inc. 5,712 660
Parker-Hannifin Corp. 804 720
Paychex, Inc. 4,103 378
Powell Industries, Inc.(Ð) 608 329
Primoris Services Corp.(Ð) 2,212 316
Quanta Services, Inc. 1,122 616
Ralliant Corp. 16,124 671
Regal Rexnord Corp. 3,782 708
Republic Services, Inc. Class A 2,537 556
Rockwell Automation, Inc. 1,565 562
RTX Corp. 3,177 613
Ryder System, Inc.(Û) 4,332 887
Saia, Inc.(Æ)(Û) 998 351
Schneider National, Inc. Class B 13,009 343
Scotts Miracle- Gro Co. (The) Class A(Ð) 10,527 640
Southwest Airlines Co.(Ð) 23,337 877
Teledyne Technologies, Inc.(Æ) 771 466
Trade Desk, Inc. (The) Class A(Æ)(Ð) 27,352 621
TransDigm Group, Inc. 313 363
TransUnion 14,493 1,003
TriNet Group, Inc.(Û) 3,812 139
Tutor Perini Corp. 2,806 217
U-Haul Holding Co.(Æ) 1,500 72
Union Pacific Corp. 2,203 534
United Airlines Holdings, Inc.(Æ) 4,545 418
United Parcel Service, Inc. Class B 4,161 409
United Rentals, Inc. 815 594
Verisk Analytics, Inc. Class A 5,212 989
Vontier Corp. 22,774 808
Waste Management, Inc.(Ð) 4,907 1,128
Werner Enterprises, Inc.(Ð) 10,732 316
Westinghouse Air Brake Technologies Corp. 1,877 469
48,559
Technology - 40.2%
Accenture PLC Class A 4,776 947
Adobe, Inc.(Æ) 12,218 2,970
Advanced Micro Devices, Inc.(Æ) 7,602 1,546
Airbnb, Inc. Class A(Æ) 3,204 405
Allegro MicroSystems , Inc.(Æ)(Ð) 7,800 246
Alphabet, Inc. Class A 68,662 19,744
Alphabet, Inc. Class C 38,454 11,031
Appfolio , Inc. Class A(Æ)(Ð) 3,442 543
Apple, Inc. 132,876 33,723
Applied Materials, Inc. 5,293 1,809
Arista Networks, Inc.(Æ) 6,849 841

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ASML Holding NV 455 601
Atlassian Corp. Class A(Æ) 10,325 705
Autodesk, Inc.(Æ) 1,542 369
AvePoint , Inc.(Æ) 8,131 77
Booking Holdings, Inc.(Û) 678 2,855
Broadcom, Inc.(Û) 46,555 14,409
Broadridge Financial Solutions, Inc. 1,827 297
Cadence Design Systems, Inc.(Æ) 1,907 530
Cargurus , Inc.(Æ)(Ð) 5,346 182
Cirrus Logic, Inc.(Æ) 7,325 1,059
Cisco Systems, Inc. 18,713 1,452
Clear Secure, Inc. Class A(Ð) 11,088 537
Cognizant Technology Solutions Corp.
Class A 8,806 540
CommVault Systems, Inc.(Æ) 5,765 449
Corteva , Inc. 5,241 439
Crowdstrike Holdings, Inc. Class A(Æ) 2,130 832
Datadog , Inc. Class A(Æ) 3,436 406
DigitalOcean Holdings, Inc.(Æ)(Ð) 7,687 659
DocuSign, Inc.(Æ) 15,004 711
DoorDash , Inc. Class A(Æ) 5,197 780
Dropbox, Inc. Class A(Æ)(Ð) 51,672 1,174
Etsy, Inc.(Æ) 7,067 353
Fiserv, Inc.(Æ) 4,726 264
Fortinet, Inc.(Æ) 24,513 2,003
GoDaddy , Inc. Class A(Æ) 9,672 800
Hewlett Packard Enterprise Co. 17,675 421
Ingram Micro Holding Corp.(Ð) 6,796 158
Insight Enterprises, Inc.(Æ)(Ð) 6,258 419
Intel Corp.(Æ) 19,673 868
International Business Machines Corp. 3,303 801
Intuit, Inc. 8,208 3,549
Jabil, Inc. 4,646 1,234
KBR, Inc.(Ð) 7,402 273
KLA Corp. 1,188 1,749
Kulicke & Soffa Industries, Inc. 9,222 606
Lam Research Corp. 12,138 2,593
Manhattan Associates, Inc.(Æ)(Ð) 6,915 921
Maplebear , Inc.(Æ)(Ð) 25,815 967
Match Group, Inc.(Ð) 33,409 1,026
Meta Platforms, Inc. Class A(Ð) 21,464 12,280
Micron Technology, Inc. 7,696 2,600
Microsoft Corp. 66,108 24,471
Monolithic Power Systems, Inc. 792 866
Motorola Solutions, Inc. 1,842 799
nLight , Inc.(Æ) 1,586 90
Nutanix , Inc. Class A(Æ) 18,041 686
NVIDIA Corp. 232,440 40,538
NXP Semiconductors NV 6,785 1,336
ON Semiconductor Corp.(Æ) 31,772 1,967
Onto Innovation, Inc.(Æ) 2,456 504
Oracle Corp. 8,276 1,217
Palantir Technologies, Inc. Class A(Æ) 9,036 1,322
Palo Alto Networks, Inc.(Æ) 5,375 862
PayPal Holdings, Inc. 6,055 274
Pegasystems , Inc. 14,962 637
QUALCOMM, Inc. 21,659 2,789
RingCentral, Inc. Class A(Ð) 14,967 557
ROBLOX Corp. Class A(Æ)(Ð) 18,272 1,033
Roku, Inc.(Æ) 13,623 1,289
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Roper Technologies, Inc. 811 287
Salesforce, Inc. 14,260 2,662
Seagate Technology Holdings PLC 1,563 612
SentinelOne , Inc. Class A(Æ) 12,787 165
ServiceNow , Inc.(Æ) 45,659 4,774
Snap, Inc. Class A(Æ)(Ð) 67,257 309
Snowflake, Inc. Class A(Æ) 8,374 1,263
Spotify Technology SA(Æ)(Ð)(Û) 2,016 978
Super Micro Computer, Inc.(Æ) 10,327 235
Synopsys, Inc.(Æ) 871 345
TE Connectivity PLC 2,572 538
Tenable Holdings, Inc.(Æ) 10,180 172
Teradyne, Inc. 3,669 1,088
Texas Instruments, Inc. 16,677 3,238
Tyler Technologies, Inc.(Æ) 2,332 798
Uber Technologies, Inc.(Æ) 9,194 661
Varonis Systems, Inc.(Æ)(Ð) 27,429 589
VeriSign, Inc. 6,219 1,545
Western Digital Corp. 5,732 1,550
Workday, Inc. Class A(Æ) 1,761 229
240,028
Utilities - 3.9%
American Electric Power Co., Inc. 4,602 603
AT&T, Inc. 130,787 3,792
ConocoPhillips(Ð) 24,721 3,263
Consolidated Edison, Inc. 3,890 440
Duke Energy Corp. 3,921 513
Edison International 18,295 1,339
Entergy Corp. 11,550 1,298
Eversource Energy 14,435 1,000
Exelon Corp. 14,332 703
FirstEnergy Corp. 11,629 589
NextEra Energy, Inc. 20,914 1,942
NRG Energy, Inc. 4,157 607
Sempra 17,655 1,716
Southern Co. (The) 13,551 1,308
T-Mobile US, Inc. 3,100 651
Verizon Communications, Inc. 21,788 1,094
WEC Energy Group, Inc. 3,617 419
Xcel Energy, Inc. 21,763 1,729
23,006
Total Common Stocks
(cost $410,831) 610,891
Short-Term Investments - 3.1%
U.S. Cash Management Fund(@) 18,687,873 (∞) 18,684
Total Short-Term Investments
(cost $18,683) 18,684
Total Investments - 105.5%
(identified cost $429,514) 629,575
Securities Sold Short - (5.8)%
Consumer Discretionary - (0.4)%
Advanced Energy Industries, Inc. (1,188) (383)
Avis Budget Group, Inc.(Æ) (3,581) (522)
Axon Enterprise, Inc.(Æ) (1,372) (583)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dutch Bros, Inc. Class A(Æ) (11,164) (566)
Hilton Grand Vacations, Inc.(Æ) (6,567) (257)
Joby Aviation, Inc.(Æ) (36,278) (300)
Lithia Motors, Inc. Class A (74) (18)
(2,629)
Consumer Staples - (0.2)%
BellRing Brands, Inc.(Æ) (6,850) (110)
Chefs' Warehouse Holdings, Inc. (The)(Æ) (6,815) (405)
Primo Brands Corp. Class A (2,436) (46)
Turning Point Brands, Inc. (4,660) (405)
(966)
Energy - (0.6)%
Centrus Energy Corp. Class A(Æ) (870) (151)
Core Natural Resources, Inc. (4,961) (520)
DNOW, Inc.(Æ) (7,950) (95)
Enphase Energy, Inc.(Æ) (12,360) (467)
Solaris Energy Infrastructure, Inc. Class A (4,257) (241)
Texas Pacific Land Corp. (1,554) (737)
Uranium Energy Corp.(Æ) (41,407) (559)
Viper Energy, Inc. Class A (14,985) (704)
(3,474)
Financial Services - (0.7)%
Acadia Realty Trust(ö) (5,884) (112)
AGNC Investment Corp.(ö) (57,228) (574)
Apollo Global Management, Inc. (1,390) (155)
Applied Digital Corp.(Æ) (3,690) (88)
Atlantic Union Bankshares Corp. (17,272) (617)
Cipher Digital, Inc.(Æ) (4,989) (64)
Erie Indemnity Co. Class A (290) (73)
HA Sustainable Infrastructure Capital, Inc. (10,056) (370)
LPL Financial Holdings, Inc. (4) (1)
MARA Holdings, Inc.(Æ) (3,935) (32)
Old National Bancorp (5,363) (119)
Rocket Cos., Inc. Class A(Æ) (41,791) (596)
Shift4 Payments, Inc. Class A(Æ) (10,269) (449)
T Rowe Price Group, Inc. (5,934) (535)
TIC Solutions, Inc.(Æ) (24,653) (162)
UWM Holdings Corp. (73,895) (267)
WisdomTree , Inc. (7,900) (115)
(4,329)
Health Care - (0.9)%
Acadia Healthcare Co., Inc.(Æ) (35,579) (832)
Arrowhead Pharmaceuticals, Inc.(Æ) (6,945) (435)
Certara , Inc.(Æ) (28,097) (160)
CG Oncology, Inc.(Æ) (9,988) (676)
Crinetics Pharmaceuticals, Inc.(Æ) (3,652) (133)
Globus Medical, Inc. Class A(Æ) (7,004) (603)
HealthEquity , Inc.(Æ) (3,156) (264)
Immunovant , Inc.(Æ) (41) (1)
Kymera Therapeutics, Inc.(Æ) (4,662) (388)
Protagonist Therapeutics, Inc.(Æ) (4,648) (490)
RadNet , Inc.(Æ) (9,227) (516)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Revolution Medicines, Inc.(Æ) (6,485) (631)
Vaxcyte , Inc.(Æ) (7,583) (441)
(5,570)
Materials and Processing - (0.5)%
Element Solutions, Inc. (7,866) (269)
Greif, Inc. Class A (3,310) (222)
Hawkins, Inc. (1,206) (185)
International Paper Co. (14,686) (524)
Ivanhoe Electric, Inc.(Æ) (28,894) (342)
Knife River Corp.(Æ) (6,257) (511)
Modine Manufacturing Co.(Æ) (2,143) (464)
Quaker Chemical Corp. (2,356) (293)
Royal Gold, Inc. (2,501) (636)
(3,446)
Producer Durables - (1.3)%
AeroVironment , Inc.(Æ) (2,514) (460)
Casella Waste Systems, Inc. Class A(Æ) (6,800) (540)
Construction Partners, Inc. Class A(Æ) (5,370) (597)
CoreCivic , Inc.(Æ) (6,338) (120)
Dorman Products, Inc.(Æ) (2,423) (253)
Emerson Electric Co. (4,146) (543)
GEO Group, Inc. (The)(Æ) (23,024) (387)
Ingersoll Rand, Inc. (7,244) (580)
JBT Marel Corp. (4,511) (577)
Mercury Systems, Inc.(Æ) (8,143) (594)
Mirion Technologies, Inc.(Æ) (25,467) (473)
NuScale Power Corp.(Æ) (29,827) (323)
OSI Systems, Inc.(Æ) (2,792) (741)
Teledyne Technologies, Inc.(Æ) (935) (566)
TransUnion (3,409) (236)
Willscot Holdings Corp. (33,649) (584)
(7,574)
Technology - (1.1)%
Advanced Micro Devices, Inc.(Æ) (2,840) (578)
Bentley Systems, Inc. Class B (9,820) (345)
Coherent Corp.(Æ) (3,160) (753)
Concentrix Corp. (11,983) (328)
Corning, Inc. (281) (38)
Crane NXT Co. (2,108) (85)
D-Wave Quantum, Inc.(Æ) (1,616) (23)
Impinj , Inc.(Æ) (2,794) (287)
IonQ , Inc.(Æ) (1,202) (35)
Lattice Semiconductor Corp.(Æ) (7,008) (650)
Oracle Corp. (4,131) (608)
Photronics , Inc.(Æ) (13,651) (552)
Planet Labs PBC(Æ) (16,675) (466)
Samsara, Inc. Class A(Æ) (10,835) (343)
Sanmina Corp.(Æ) (4,671) (605)
TTM Technologies, Inc.(Æ) (7,599) (740)
(6,436)
Utilities - (0.1)%
Expand Energy Corp. (780) (86)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northern Oil and Gas, Inc. (10,640) (311)
Otter Tail Corp. (1,964) (172)
(569)
Total Securities Sold Short
(proceeds $33,242) (34,993)
Other Assets and Liabilities,
Net - 0.3%
1,890
Net Assets - 100.0%
596,472

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 9
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 80 USD 10,049 06/26
61
S&P 500 E-Mini Index Futures 30 USD 9,856 06/26 (277)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (216)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 80,676 $ — $ —
$ —
$ 80,676
Consumer Staples 19,737 — —
—
19,737
Energy 24,655 — —
—
24,655
Financial Services 86,149 — —
—
86,149
Health Care 63,536 — —
—
63,536
Materials and Processing 24,545 — —
—
24,545
Producer Durables 48,559 — —
—
48,559
Technology 240,028 — —
—
240,028
Utilities 23,006 — —
—
23,006
Short-Term Investments — — — 18,684 18,684
Total Investments
610,891 — — 18,684 629,575
Securities Sold Short
*
(34,993) — — — (34,993)
Other Financial Instruments
Assets
Futures Contracts 61 — — — 61
Liabilities
Futures Contracts (277) — — — (277)
Total Other Financial Instruments
**
$ (216) $ — $ — $ — $ (216)
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2026, if any, were less than 1% of net assets.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 U.S. Strategic Equity Fund
Transactions (amounts in thousands) during the period ended March 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 25,581 $ 31,977 $ 38,869 $ — $ (5) $ 18,684 $ 180 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.2%
Consumer Discretionary - 10.1%
Abercrombie & Fitch Co. Class A(Æ) 990 90
Academy Sports & Outdoors, Inc. 7,012 396
Advance Auto Parts, Inc. 2,099 111
Advanced Energy Industries, Inc. 1,008 325
AerSale Corp.(Æ) 16,775 104
American Public Education, Inc.(Æ) 2,706 154
Asbury Automotive Group, Inc.(Æ) 487 95
Atkore , Inc. 1,838 108
Axon Enterprise, Inc.(Æ) 79 34
Bed Bath & Beyond, Inc.(Æ) 2,898 13
Bloomin ' Brands, Inc. 8,770 47
BlueLinx Holdings, Inc.(Æ) 422 23
Boot Barn Holdings, Inc.(Æ) 2,208 323
Boyd Gaming Corp. 2,409 198
Brightstar Lottery PLC 10,520 134
Brilliant Earth Group, Inc. Class A 38,900 52
Brinker International, Inc.(Æ) 1,046 149
Brunswick Corp. 8,770 638
Buckle, Inc. (The) 2,011 101
Cadre Holdings, Inc. 16,591 509
Callaway Golf Co.(Æ) 7,979 111
Carter's, Inc. 720 26
Cava Group, Inc.(Æ) 1,825 148
Cavco Industries, Inc.(Æ) 206 100
Celestica, Inc.(Æ) 145 41
Century Communities, Inc. 2,303 132
Chegg , Inc.(Æ) 3,035 2
Citi Trends, Inc.(Æ) 514 22
Clarus Corp. 71,363 194
Columbia Sportswear Co. 4,712 258
Cooper-Standard Holdings, Inc.(Æ)(Ð) 1,209 34
Covista , Inc.(Æ) 285 33
Dana, Inc.(Û) 7,872 265
Dave & Buster's Entertainment, Inc.(Æ) 1,612 17
Deckers Outdoor Corp.(Æ)(Û) 280 28
Dillard's, Inc. Class A(Ð) 222 127
Domino's Pizza, Inc.(Û) 134 48
Douglas Dynamics, Inc. 17,583 740
DraftKings , Inc. Class A(Æ)(Û) 755 16
Driven Brands Holdings, Inc.(Æ)(Ð) 3,650 46
Enovix Corp.(Æ)(Ð) 2,802 15
Entravision Communications Corp. Class A 58,432 174
Ethan Allen Interiors, Inc. 4,909 109
EW Scripps Co. (The) Class A(Æ) 19,522 73
FIGS, Inc. Class A(Æ) 15,068 223
First Watch Restaurant Group, Inc.(Æ) 15,107 158
FirstCash Holdings, Inc. 1,595 300
Five Below, Inc.(Æ)(Û) 2,650 606
Forestar Group, Inc.(Æ) 994 24
Funko , Inc. Class A(Æ) 3,708 12
Gap, Inc. (The)(Ð) 8,581 208
Genesco, Inc.(Æ) 767 22
Genius Sports, Ltd.(Æ)(Ð) 11,543 51
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 13,637 90
GoPro, Inc. Class A(Æ) 5,612 4
Gray Media, Inc. 14,480 63
Green Brick Partners, Inc.(Æ) 7,335 473
Group 1 Automotive, Inc. 309 102
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Harley-Davidson, Inc.(Ð) 5,409 109
Haverty Furniture Cos., Inc. 11,004 233
HealthStream , Inc.(Ð) 762 16
IAC, Inc.(Æ) 5,788 232
Intuitive Machines, Inc.(Æ) 7,281 135
JAKKS Pacific, Inc. 830 17
Johnson Outdoors, Inc. Class A 6,631 308
Karman Holdings Inc.(Æ) 3,614 289
Kohl's Corp.(Ð) 5,089 66
Kura Sushi USA, Inc. Class A(Æ) 6,585 460
Lands' End, Inc.(Æ) 211 2
Lear Corp.(Û) 2,610 316
Legacy Education, Inc.(Æ) 11,030 138
Leonardo DRS, Inc. 577 26
Life Time Group Holdings, Inc.(Æ) 5,123 138
Lindblad Expeditions Holdings, Inc.(Æ) 12,605 218
Madison Square Garden Entertainment
Corp.(Æ)(Ð) 653 38
Marine Products Corp. 39,888 290
Marriott Vacations Worldwide Corp. 8,797 573
MasterCraft Boat Holdings, Inc.(Æ) 937 19
Mattel, Inc.(Æ)(Û) 9,187 134
Matthews International Corp. Class A 7,243 187
MNTN, Inc. Class A(Æ) 213 2
Monro , Inc. 16,996 273
Motorcar Parts of America, Inc.(Æ) 5,914 65
Movado Group, Inc.(Ð) 15,734 384
M-Tron Industries, Inc.(Æ) 1,240 83
Newell Brands, Inc. 88,070 302
Nu Skin Enterprises, Inc. Class A 8,895 65
Oxford Industries, Inc. 10,468 403
Papa John's International, Inc. 1,771 57
Patrick Industries, Inc. 2,234 248
Peloton Interactive, Inc. Class A(Æ)(Ð) 17,842 77
Petco Health & Wellness Co., Inc.(Æ) 7,020 20
QuinStreet , Inc.(Æ) 3,890 47
Reservoir Media, Inc.(Æ) 35,700 350
Revolve Group, Inc.(Æ) 2,366 54
RH(Æ)(Ð) 666 93
Rocky Brands, Inc. 10,885 421
Rush Street Interactive, Inc.(Æ)(Û) 19,841 432
Sally Beauty Holdings, Inc.(Æ) 11,487 159
Scholastic Corp. 1,980 77
Shake Shack, Inc. Class A(Æ) 1,065 94
SharkNinja , Inc.(Æ)(Ð) 4,529 480
Shoe Carnival, Inc.(Ð) 1,567 24
Signet Jewelers, Ltd. 1,499 127
SKYX Platforms Corp.(Æ) 38,290 43
Sonic Automotive, Inc. Class A(Ð) 2,234 153
Sphere Entertainment Co.(Æ)(Ð) 997 117
Starz Entertainment Corp.(Æ) 5,619 65
Stitch Fix, Inc. Class A(Æ) 10,082 33
Strata Critical Medical, Inc.(Æ) 22,956 96
Stride, Inc.(Æ) 952 84
Sturm Ruger & Co., Inc. 10,508 421
Superior Group of Cos., Inc. 190 2
Texas Roadhouse, Inc. Class A 2,070 342
Thor Industries, Inc. 2,520 201
Upbound Group, Inc. Class A 5,270 95
Urban Outfitters, Inc.(Æ) 2,087 132

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
VF Corp. 17,278 294
Vicor Corp.(Æ) 974 157
Visteon Corp. 1,078 98
Wabash National Corp. 4,104 35
Wayfair, Inc. Class A(Æ) 3,266 246
Wingstop , Inc. 996 154
Winmark Corp. 266 114
Winnebago Industries, Inc. 15,333 475
Wolverine World Wide, Inc. 3,513 57
Wyndham Hotels & Resorts, Inc. 4,668 379
Zillow Group, Inc. Class A(Æ)(Û) 6,174 256
Zumiez , Inc.(Æ) 1,499 33
21,062
Consumer Staples - 2.3%
Andersons, Inc. (The) 4,986 358
Arko Corp. 3,496 19
Beauty Health Co. (The)(Æ) 3,191 3
Cal-Maine Foods, Inc. 2,230 177
Celsius Holdings, Inc.(Æ) 5,946 211
Dole PLC 2,906 42
Fresh Del Monte Produce, Inc. 2,115 85
Helen of Troy, Ltd.(Æ) 1,762 25
HF Foods Group, Inc.(Æ) 45,115 83
Ingles Markets, Inc. Class A 999 90
Interparfums , Inc. 1,979 180
National Vision Holdings, Inc.(Æ) 13,804 358
Nature's Sunshine Products, Inc.(Æ) 884 21
Olaplex Holdings, Inc.(Æ) 44,746 91
Post Holdings, Inc.(Æ) 1,303 129
Primo Brands Corp. Class A 16,003 301
Quanex Building Products Corp. 52,727 947
Smithfield Foods, Inc.(Û) 5,036 141
United Natural Foods, Inc.(Æ) 4,619 208
Universal Corp. 1,541 81
USANA Health Sciences, Inc.(Æ) 622 11
Vita Coco Co., Inc. (The)(Æ) 11,536 553
Vital Farms, Inc.(Æ)(Ð) 24,153 341
Warby Parker, Inc. Class A(Æ) 15,132 319
4,774
Energy - 5.0%
Amplify Energy Corp.(Æ) 2,674 17
Antero Resources Corp.(Æ) 10,451 444
Archrock , Inc. 1,711 60
ARKO Petroleum Corp. 16,280 291
Atlas Energy Solutions, Inc. 10,255 135
DNOW, Inc.(Æ) 14,729 175
Expro Group Holdings NV(Æ) 6,322 110
Fluence Energy, Inc.(Æ)(Ð) 3,867 53
Forum Energy Technologies, Inc.(Æ) 732 43
Green Plains, Inc.(Æ) 4,721 78
Hallador Energy Co.(Æ) 4,672 76
HF Sinclair Corp.(Û) 4,231 264
Kodiak Gas Services, Inc. 6,820 398
Liberty Energy, Inc. Class A 7,206 207
Matrix Service Co.(Æ) 27,397 314
National Energy Services Reunited Corp.
(Æ) 24,877 534
Natural Gas Services Group, Inc. 9,774 369
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Noble Corp. PLC 5,665 278
NPK International, Inc.(Æ) 58,977 855
Oceaneering International, Inc.(Æ) 15,748 559
Oil States International, Inc.(Æ) 15,264 178
Ormat Technologies, Inc. 2,929 328
Patterson-UTI Energy, Inc. 21,202 230
PBF Energy, Inc. Class A 3,097 147
PrimeEnergy Resources Corp.(Æ)(Ð) 133 31
Ranger Energy Services, Inc. Class A 1,085 19
RPC, Inc. 15,750 111
Select Water Solutions, Inc. Class A 100,177 1,533
SM Energy Co. 2,799 87
SolarEdge Technologies, Inc.(Æ) 518 26
Solaris Energy Infrastructure, Inc. Class A 14,512 820
SunCoke Energy, Inc. 3,301 21
TETRA Technologies, Inc.(Æ) 51,823 441
United States Antimony Corp.(Æ) 20,093 175
W&T Offshore, Inc. 26,168 89
Warrior Met Coal, Inc. 2,926 273
WaterBridge Infrastructure LLC Class A 21,736 582
World Kinect Corp. 4,509 104
10,455
Financial Services - 21.6%
1st Source Corp. 1,386 96
Acadian Asset Management, Inc. 1,730 94
Adamas Trust, Inc.(ö) 12,844 95
Alexander's, Inc.(Ð)(ö) 189 45
Alexandria Real Estate Equities, Inc.(Ð)(ö) 540 25
Ally Financial, Inc.(Û) 9,023 354
American Homes 4 Rent Class A(Ð)(ö) 1,363 38
American Integrity Insurance Group, Inc. 17,998 347
Ameris Bancorp 2,029 158
Apartment Investment and Management Co.
Class A(ö) 11,900 48
Arbor Realty Trust, Inc.(ö) 12,155 94
Artisan Partners Asset Management, Inc.
Class A 713 26
Avidia Bancorp, Inc. 1,497 29
Axos Financial, Inc.(Æ) 2,590 220
Banc of California, Inc. 8,458 149
Bancorp, Inc. (The)(Æ) 2,846 153
Bank of Hawaii Corp. 5,360 398
Bank of NT Butterfield & Son, Ltd. (The) 4,088 215
Bank OZK 3,322 152
BankUnited , Inc. 6,780 306
Banner Corp. 6,155 373
BGC Group, Inc. Class A 37,771 369
Blackstone Mortgage Trust, Inc. Class A(ö) 10,039 192
Blue Foundry Bancorp(Æ) 13,864 184
BOK Financial Corp.(Ð) 273 35
Bowhead Specialty Holdings, Inc.(Æ) 12,605 283
Bread Financial Holdings, Inc. 5,618 421
Brixmor Property Group, Inc.(ö) 9,392 270
Broadstone Net Lease, Inc.(ö) 19,562 357
Business First Bancshares, Inc. 21,568 583
Camden Property Trust(ö)(Û) 3,061 299
Capital Bancorp, Inc. 11,495 342
Capital City Bank Group, Inc. 6,318 275
Cathay General Bancorp 2,585 129

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CBL & Associates Properties, Inc.(ö) 2,064 79
Centerspace (ö) 3,780 217
Central Pacific Financial Corp. 7,653 245
Chatham Lodging Trust(ö) 1,595 13
City Holding Co. 841 101
CNO Financial Group, Inc. 9,486 389
Coastal Financial Corp.(Æ) 4,637 353
Community Financial System, Inc. 4,871 286
Community Healthcare Trust, Inc.(ö) 28,985 461
Compass Diversified Holdings 29,303 230
Compass, Inc. Class A(Æ)(Ð) 20,915 153
COPT Defense Properties(ö) 4,547 139
Core Scientific Inc.(Æ) 2,427 36
CTO Realty Growth, Inc.(ö) 12,534 232
Cullen/Frost Bankers, Inc.(Û) 4,058 556
Dave, Inc.(Æ) 1,631 284
DiamondRock Hospitality Co.(ö) 17,240 162
Dime Community Bancshares, Inc. 8,979 304
Diversified Healthcare Trust(ö) 11,916 79
Donegal Group, Inc. Class A 219 4
Eastern Bankshares , Inc. 6,386 125
Employers Holdings, Inc. 1,148 47
Enact Holdings, Inc. 2,811 115
Encore Capital Group, Inc.(Æ) 3,788 266
Enova International, Inc.(Æ) 1,644 223
Enterprise Financial Services Corp. 7,170 388
Esquire Financial Holdings, Inc. 2,327 250
eXp World Holdings, Inc.(Ð) 6,775 41
EZCORP, Inc. Class A(Æ) 2,429 62
FB Financial Corp. 7,667 398
Federal Agricultural Mortgage Corp. Class
C 1,351 200
Fidelis Insurance Holdings, Ltd. 3,841 73
Finance of America Cos., Inc. Class A(Æ)
(Ð) 819 14
Financial Institutions, Inc. 3,081 98
First American Financial Corp.(Ð) 3,699 223
First BanCorp 18,246 480
First Busey Corp. 5,450 138
First Financial Bankshares , Inc. 898 26
First Internet Bancorp 546 11
First Interstate BancSystem , Inc. Class A 2,899 97
First Merchants Corp. 2,853 110
First Mid Bancshares, Inc. 10,776 444
Five Star Bancorp 12,912 487
Fulton Financial Corp. 5,554 113
Genworth Financial, Inc. Class A(Æ) 15,119 123
German American Bancorp, Inc. 16,966 709
Getty Realty Corp.(ö) 8,398 267
Glacier Bancorp, Inc. 12,330 551
Grid Dynamics Holdings, Inc.(Æ) 4,334 25
Hamilton Insurance Group, Ltd. Class B 8,064 241
Hamilton Lane, Inc. Class A 2,357 234
Hancock Whitney Corp. 2,145 136
Hanover Insurance Group, Inc. (The) 1,298 225
HCI Group, Inc. 522 81
Heritage Financial Corp. 14,510 377
Hilltop Holdings, Inc. 3,020 108
Hippo Holdings, Inc.(Æ)(Ð) 962 25
Home BancShares , Inc. 3,782 102
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HomeTrust Bancshares, Inc. 2,810 120
Horace Mann Educators Corp. 803 34
Horizon Bancorp, Inc. 31,227 517
Independence Realty Trust, Inc.(ö) 7,137 106
Independent Bank Corp. 15,803 902
International Bancshares Corp. 1,988 134
InvenTrust Properties Corp.(ö) 15,267 465
Jackson Financial, Inc. Class A 2,492 263
James River Group Holdings, Inc. 2,507 16
John Wiley & Sons, Inc. Class A 2,234 85
Jones Lang LaSalle, Inc.(Æ) 917 279
Kemper Corp. 2,886 88
Kennedy-Wilson Holdings, Inc. 7,723 84
Kestrel Group, Ltd.(Æ) 5,760 62
Kingstone Cos., Inc. 4,636 68
Kite Realty Group Trust(ö) 7,740 190
Lazard, Inc. 9,824 417
Legacy Housing Corp.(Æ) 10,999 225
LendingClub Corp.(Æ) 9,362 134
LendingTree , Inc.(Æ)(Ð) 1,289 55
Live Oak Bancshares, Inc. 2,802 93
LiveRamp Holdings, Inc.(Æ) 5,651 150
Lument Finance Trust, Inc.(ö) 32,826 41
Macerich Co. (The)(ö) 6,961 132
Marcus & Millichap, Inc. 21,600 574
Marex Group PLC 5,385 240
MBIA, Inc.(Æ) 32,279 191
McGrath RentCorp 1,586 175
Mercury General Corp. 2,428 214
Metropolitan Bank Holding Corp. 8,317 693
Mid Penn Bancorp, Inc. 13,467 433
Midland States Bancorp, Inc. 994 22
Millrose Properties, Inc. Class A(ö)(Û) 869 24
Moelis & Co. Class A 1,567 89
National Bank Holdings Corp. Class A 20,674 810
Nelnet, Inc. Class A 268 35
NerdWallet , Inc. Class A(Æ) 2,802 29
NETSTREIT Corp.(ö) 36,178 681
Newmark Group, Inc. Class A 7,411 111
NMI Holdings, Inc. Class A(Æ) 3,199 120
NNN REIT, Inc.(ö) 4,013 169
Northeast Bank 3,773 424
Northpointe Bancshares, Inc. 23,306 402
Northwest Bancshares, Inc. 5,654 72
OceanFirst Financial Corp. 10,569 191
Octave Specialty Group, Inc.(Æ)(Ð) 4,855 23
OFG Bancorp 3,004 122
Origin Bancorp, Inc. 9,083 377
Outfront Media, Inc.(ö) 8,486 225
Pagseguro Digital, Ltd. Class A 9,928 99
Paysign , Inc.(Æ)(Ð) 3,799 22
Peapack -Gladstone Financial Corp. 11,725 413
PennyMac Financial Services, Inc. 1,262 110
Perella Weinberg Partners(Ð) 43,224 785
Phillips Edison & Co., Inc.(ö) 959 36
Piedmont Realty Trust, Inc. Class A(Æ)(ö) 5,405 36
Popular, Inc. 3,643 489
PRA Group, Inc.(Æ) 2,102 37
Preferred Bank 1,294 117
Primerica, Inc. 682 171

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Prosperity Bancshares, Inc. 3,727 250
Provident Financial Services, Inc. 3,136 66
Radian Group, Inc. 3,519 116
Rayonier, Inc.(ö) 30,046 620
RE/MAX Holdings, Inc. Class A(Æ) 125 1
Real Brokerage, Inc. (The)(Æ)(Ð) 58,016 145
Regional Management Corp.(Ð) 374 12
Reinsurance Group of America, Inc. Class
A(Û) 1,819 371
Renasant Corp. 9,987 361
Ridgepost Capital, Inc. Class A 50,627 368
Riot Platforms, Inc.(Æ) 8,400 104
RMR Group, Inc. (The) Class A 4,299 67
Ryman Hospitality Properties, Inc.(ö) 1,281 118
S&T Bancorp, Inc. 2,431 102
Seacoast Banking Corp. of Florida 19,916 603
Selective Insurance Group, Inc. 1,391 105
ServisFirst Bancshares, Inc. 5,279 384
SiriusPoint , Ltd.(Æ) 9,214 198
SITE Centers Corp.(ö) 1,300 7
Skyward Specialty Insurance Group, Inc.
(Æ) 705 31
SL Green Realty Corp.(ö) 2,681 99
Slide Insurance Holdings, Inc.(Æ)(Ð) 11,247 202
SLM Corp. 4,569 98
SmartFinancial , Inc. 10,176 398
South Plains Financial, Inc. 9,963 417
SouthState Bank Corp. 4,629 428
Stewart Information Services Corp. 2,244 138
Stifel Financial Corp.(Û) 761 56
Stock Yards Bancorp, Inc. 8,769 581
StoneX Group, Inc.(Æ) 4,646 375
Stratus Properties, Inc.(Æ) 6,422 196
TeraWulf , Inc.(Æ) 26,650 385
Texas Capital Bancshares, Inc.(Æ)(Ð) 2,619 248
Third Coast Bancshares, Inc.(Æ) 455 17
Tiptree, Inc. Class A 10,715 181
Towne Bank 15,086 508
Transcontinental Realty Investors, Inc.(Æ) 1,275 44
TriCo Bancshares 6,028 287
Triumph Financial, Inc.(Æ) 12,541 748
UL Solutions, Inc. Class A 5,441 466
UMB Financial Corp. 1,178 133
UMH Properties, Inc.(ö) 30,035 433
United Community Banks, Inc. 3,690 116
United Fire Group, Inc. 3,117 116
Universal Insurance Holdings, Inc. 1,215 42
Univest Financial Corp. 2,062 71
Unum Group(Û) 3,069 224
Upstart Holdings, Inc.(Æ) 495 13
Valley National Bancorp 12,323 151
Vestis Corp.(Æ)(Ð) 8,691 68
Walker & Dunlop, Inc. 4,438 197
WesBanco , Inc. 15,049 519
WisdomTree , Inc. 5,982 87
World Acceptance Corp.(Æ)(Ð) 324 44
Zions Bancorp NA 4,082 235
44,881
Health Care - 17.1%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
10X Genomics, Inc. Class A(Æ) 12,058 256
Abivax SA - ADR(Æ) 2,814 313
Aclaris Therapeutics, Inc.(Æ) 28,932 108
Adaptive Biotechnologies Corp.(Æ)(Ð) 7,509 104
ADC Therapeutics SA(Æ) 18,674 70
ADMA Biologics, Inc.(Æ) 52,693 475
agilon health, Inc.(Æ) 1,850 15
Agios Pharmaceuticals, Inc.(Æ)(Ð) 2,322 79
Akebia Therapeutics, Inc.(Æ)(Ð) 13,083 18
Aldeyra Therapeutics, Inc.(Æ) 5,492 9
Alector , Inc.(Æ) 4,009 9
Align Technology, Inc.(Æ)(Ð)(Û) 378 65
Alkermes PLC(Æ) 3,092 109
Allogene Therapeutics, Inc.(Æ) 12,134 30
Alumis , Inc.(Æ) 6,450 142
Amylyx Pharmaceuticals, Inc.(Æ) 4,892 68
AnaptysBio , Inc.(Æ) 938 52
AngioDynamics , Inc.(Æ) 3,578 41
ANI Pharmaceuticals, Inc.(Æ) 9,851 758
Annexon , Inc.(Æ) 33,535 186
Apellis Pharmaceuticals, Inc.(Æ)(Ð) 2,900 117
Apogee Therapeutics, Inc.(Æ) 2,449 206
Aquestive Therapeutics, Inc.(Æ) 20,019 83
Arcturus Therapeutics Holdings, Inc.(Æ) 1,751 14
Arcus Biosciences, Inc.(Æ)(Ð) 5,219 113
Ardent Health, Inc.(Æ) 2,100 18
Arrowhead Pharmaceuticals, Inc.(Æ) 7,265 455
Arvinas , Inc.(Æ)(Ð) 9,826 104
Ascendis Pharma A/S - ADR(Æ) 1,443 330
Astrana Health, Inc.(Æ)(Ð) 1,722 42
Atrium Therapeutics ,Inc.(Æ) 98 1
Aurinia Pharmaceuticals, Inc.(Æ)(Ð) 6,108 91
Avanos Medical, Inc.(Æ) 7,076 99
Aveanna Healthcare Holdings, Inc.(Æ)(Ð) 25,697 165
Axogen , Inc.(Æ) 2,726 90
Axsome Therapeutics, Inc.(Æ) 1,144 193
Azenta , Inc.(Æ) 5,732 121
Beam Therapeutics, Inc.(Æ)(Ð) 7,753 185
Benitec Biopharma, Inc.(Æ) 10,208 109
Beta Bionics, Inc.(Æ) 1,570 16
BioAge Labs, Inc.(Æ) 4,764 83
BioCryst Pharmaceuticals, Inc.(Æ) 9,900 94
BioLife Solutions, Inc.(Æ) 21,596 412
Bio-Rad Laboratories, Inc. Class A(Æ) 438 122
BridgeBio Pharma, Inc.(Æ) 13,406 996
CareDx , Inc.(Æ) 28,941 502
Caribou Biosciences, Inc.(Æ)(Ð) 1,500 3
Caris Life Sciences, Inc.(Æ)(Ð) 1,477 26
Carlsmed , Inc.(Æ) 12,922 117
Celcuity , Inc.(Æ) 3,437 392
Cerus Corp.(Æ) 36,804 67
CG Oncology, Inc.(Æ) 6,526 442
Charles River Laboratories International,
Inc.(Æ) 862 149
Cogent Biosciences, Inc.(Æ) 16,912 651
CONMED Corp. 2,008 71
Crinetics Pharmaceuticals, Inc.(Æ) 4,143 150
CRISPR Therapeutics AG(Æ) 1,141 54
Cytek Biosciences, Inc.(Æ) 58,825 257
Cytokinetics, Inc.(Æ) 6,965 459

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DBV Technologies SA - ADR(Æ) 5,834 122
Definitive Healthcare Corp.(Æ) 2,886 4
Definium Therapeutics, Inc.(Æ) 4,299 81
Design Therapeutics, Inc.(Æ) 1,600 17
Dianthus Therapeutics, Inc.(Æ) 5,837 490
Editas Medicine, Inc.(Æ) 11,529 28
Enanta Pharmaceuticals, Inc.(Æ) 5,424 68
Enhabit , Inc.(Æ) 10,231 144
Ensign Group, Inc. (The) 1,039 209
Entrada Therapeutics, Inc.(Æ)(Ð) 942 12
Exelixis , Inc.(Æ) 9,455 406
EyePoint , Inc.(Æ) 5,770 74
Forte Biosciences, Inc.(Æ) 4,275 111
Fortrea Holdings, Inc.(Æ)(Ð) 4,769 45
Fulcrum Therapeutics, Inc.(Æ) 6,912 53
Fulgent Genetics, Inc.(Æ) 5,588 89
GeneDx Holdings Corp.(Æ)(Ð) 1,234 79
Ginkgo Bioworks Holdings, Inc.(Æ) 1,540 9
Glaukos Corp.(Æ) 1,020 110
GoodRx Holdings, Inc. Class A(Æ)(Ð) 5,692 11
Gossamer Bio, Inc.(Æ) 9,806 3
GRAIL, Inc.(Æ)(Ð) 367 19
Guardant Health, Inc.(Æ) 8,455 781
Guardian Pharmacy Services, Inc. Class
A(Æ) 11,338 427
Halozyme Therapeutics, Inc.(Æ) 6,326 409
HealthEquity , Inc.(Æ) 4,785 400
Hinge Health, Inc. Class A(Æ) 354 14
Icon PLC(Æ) 1,298 144
IDEAYA Biosciences, Inc.(Æ) 5,428 181
ImmunityBio , Inc.(Æ) 2,798 21
Innoviva , Inc.(Æ) 24,367 568
Inogen , Inc.(Æ) 885 5
Insmed , Inc.(Æ) 1,835 300
Inspire Medical Systems, Inc.(Æ)(Ð) 456 24
Integer Holdings Corp.(Æ) 2,564 226
Intellia Therapeutics, Inc.(Æ) 3,718 48
Inventiva SACA - ADR(Æ) 9,220 51
Iovance Biotherapeutics , Inc.(Æ)(Ð) 11,305 40
iRadimed Corp. 8,691 837
IRhythm Holdings, Inc.(Æ) 1,190 140
Ironwood Pharmaceuticals, Inc. Class A(Æ) 8,152 29
Jade Biosciences, Inc. 6,564 92
Joint Corp. (The)(Æ) 24,441 216
Keros Therapeutics, Inc.(Æ) 3,339 37
Kodiak Sciences, Inc.(Æ)(Ð) 1,291 49
KORU Medical Systems, Inc.(Æ) 24,670 107
Krystal Biotech, Inc.(Æ) 1,536 397
Kura Oncology, Inc.(Æ) 2,858 23
Kymera Therapeutics, Inc.(Æ) 1,804 150
Lantheus Holdings, Inc.(Æ)(Ð) 2,916 221
LB Pharmaceuticals, Inc.(Æ) 2,897 71
LeMaitre Vascular, Inc. 7,051 770
LENZ Therapeutics, Inc.(Æ) 841 8
Ligand Pharmaceuticals, Inc. Class B(Æ) 7,576 1,513
Lucid Diagnostics, Inc.(Æ) 138,850 160
Madrigal Pharmaceuticals, Inc.(Æ) 1,585 830
MannKind Corp.(Æ) 4,171 10
Maravai LifeSciences Holdings, Inc. Class
A(Æ) 9,928 28
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Maze Therapeutics, Inc.(Æ) 1,551 46
Medpace Holdings, Inc.(Æ) 583 280
MeiraGTx Holdings PLC(Æ) 985 9
Merit Medical Systems, Inc.(Æ) 2,894 199
Mineralys Therapeutics, Inc.(Æ) 8,727 236
Mirum Pharmaceuticals, Inc.(Æ) 5,639 521
Molina Healthcare, Inc.(Æ)(Ð) 183 24
Monopar Therapeutics, Inc.(Æ) 1,267 69
Myriad Genetics, Inc.(Æ) 9,897 45
Natera , Inc.(Æ) 965 193
National HealthCare Corp. 1,143 183
Nektar Therapeutics(Æ) 4,961 357
Neurocrine Biosciences, Inc.(Æ)(Û) 2,696 355
NeuroPace , Inc.(Æ) 10,046 132
Newamsterdam Pharma Co. NV(Æ) 3,750 120
Novavax , Inc.(Æ)(Ð) 2,156 18
Novocure , Ltd.(Æ) 6,027 66
Nurix Therapeutics, Inc.(Æ)(Ð) 5,661 88
Nuvalent , Inc. Class A(Æ) 4,012 411
Nuvation Bio, Inc.(Æ)(Ð) 10,920 47
Ocular Therapeutix , Inc.(Æ)(Ð) 7,104 60
Omada Health, Inc.(Æ) 1,620 20
Omnicell , Inc.(Æ) 1,843 62
Option Care Health, Inc.(Æ) 14,799 398
OraSure Technologies, Inc.(Æ)(Ð) 2,226 7
ORIC Pharmaceuticals, Inc.(Æ) 11,962 152
Orthofix Medical, Inc.(Æ) 16,868 193
Oruka Therapeutics, Inc.(Æ) 2,825 139
Oscar Health, Inc. Class A(Æ)(Ð) 9,541 109
Pacific Biosciences of California, Inc.(Æ) 40,799 54
Palvella Therapeutics, Inc.(Æ) 483 60
Park Dental Partners, Inc.(Æ) 7,639 128
Pediatrix Medical Group, Inc.(Æ) 8,680 186
Pennant Group, Inc. (The)(Æ) 19,252 587
Personalis , Inc.(Æ) 8,947 57
Phathom Pharmaceuticals, Inc.(Æ) 7,240 80
Phibro Animal Health Corp. Class A 19,714 1,090
Phreesia , Inc.(Æ) 16,112 135
Praxis Precision Medicines, Inc.(Æ) 731 236
Prestige Consumer Healthcare, Inc.(Æ) 1,423 84
Prime Medicine, Inc.(Æ) 5,423 19
Protagonist Therapeutics, Inc.(Æ) 1,327 140
Prothena Corp. PLC(Æ) 4,980 48
PTC Therapeutics, Inc.(Æ) 12,999 886
Rapport Therapeutics, Inc.(Æ) 2,684 84
REGENXBIO, Inc.(Æ) 8,990 75
Repligen Corp.(Æ) 1,960 231
Replimune Group, Inc.(Æ)(Ð) 1,800 14
Revolution Medicines, Inc.(Æ) 1,056 103
Rezolute , Inc.(Æ)(Ð) 6,000 18
Rhythm Pharmaceuticals, Inc.(Æ) 4,494 391
Rigel Pharmaceuticals, Inc.(Æ) 3,704 100
Rocket Pharmaceuticals, Inc.(Æ) 5,700 20
RxSight , Inc.(Æ) 13,724 85
Sangamo Therapeutics, Inc.(Æ) 632 —
Sarepta Therapeutics, Inc.(Æ)(Ð) 4,242 92
Select Medical Holdings Corp. 9,946 162
Septerna , Inc.(Æ)(Ð) 1,246 30
SIGA Technologies, Inc. 2,309 12
Sionna Therapeutics, Inc.(Æ) 2,348 94

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
STAAR Surgical Co.(Æ)(Ð) 1,755 33
Stevanato Group SpA 15,721 216
Structure Therapeutics, Inc. - ADR(Æ) 711 34
Supernus Pharmaceuticals, Inc.(Æ) 2,841 147
Tandem Diabetes Care, Inc.(Æ) 7,229 139
Tarsus Pharmaceuticals, Inc.(Æ) 5,426 381
Teleflex, Inc. 757 91
Terns Pharmaceuticals, Inc.(Æ) 10,094 532
TG Therapeutics, Inc.(Æ) 5,395 179
Travere Therapeutics, Inc.(Æ) 8,367 249
Trevi Therapeutics, Inc.(Æ) 5,366 64
Twist Bioscience Corp.(Æ) 1,258 60
Tyra Biosciences, Inc.(Æ) 4,075 156
UFP Technologies, Inc.(Æ) 2,433 471
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 5,917 124
UroGen Pharma, Ltd.(Æ) 2,911 52
Vanda Pharmaceuticals, Inc.(Æ) 5,552 38
Varex Imaging Corp.(Æ) 2,832 30
Vir Biotechnology, Inc.(Æ)(Ð) 4,050 36
Viridian Therapeutics, Inc.(Æ) 7,422 145
Xencor , Inc.(Æ)(Ð) 4,852 58
Xenon Pharmaceuticals, Inc.(Æ) 3,505 204
Xeris Biopharma Holdings, Inc.(Æ)(Ð) 16,326 95
Zymeworks , Inc.(Æ)(Ð) 2,180 55
35,446
Materials and Processing - 9.0%
AAON, Inc. 3,102 257
Acuity, Inc. 1,066 299
AdvanSix , Inc. 25,595 625
Albemarle Corp.(Ð) 2,250 404
Alcoa Corp. 1,790 119
Algoma Steel Group, Inc. 42,344 175
American Vanguard Corp.(Æ) 14,381 36
Ardagh Metal Packaging SA 9,612 39
Ashland, Inc. 4,604 256
Aspen Aerogels, Inc.(Æ)(Ð) 7,361 25
Avient Corp. 9,685 352
Belden, Inc. 1,613 185
Boise Cascade Co. 1,544 117
BrightView Holdings, Inc. 20,998 248
Builders FirstSource , Inc.(Æ)(Ð) 291 24
Caledonia Mining Corp. PLC 782 18
Capstone Copper Corp.(Æ) 23,747 179
Carpenter Technology Corp. 579 228
Celanese Corp. Class A 6,462 425
Century Aluminum Co.(Æ) 2,562 150
Clearwater Paper Corp.(Æ) 1,228 18
Codexis , Inc.(Æ) 4,290 7
Commercial Metals Co. 6,093 374
Constellium SE(Æ) 12,062 296
Contango Silver & Gold Inc.(Æ) 7,441 140
Crown Holdings, Inc.(Ð) 3,678 369
Darling Ingredients, Inc.(Æ)(Û) 6,138 380
Fabrinet (Æ) 1,023 534
Ferroglobe PLC(Ð) 61,879 255
FMC Corp. 6,868 118
Global Industrial Co. 650 20
Gold.com, Inc. 1,805 72
Greif, Inc. Class A 5,757 386
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
H.B. Fuller Co. 5,332 329
Hudson Technologies, Inc.(Æ) 11,366 67
Huntsman Corp.(Ð) 26,625 354
Ingevity Corp.(Æ) 1,845 131
Innospec , Inc. 6,156 449
Installed Building Products, Inc. 588 156
Insteel Industries, Inc.(Ð) 3,368 113
James Hardie Industries PLC(Æ)(Ð) 9,390 178
JELD-WEN Holding, Inc.(Æ) 10,167 13
Kaiser Aluminum Corp. 1,312 158
Karat Packaging, Inc. 20,677 577
Knife River Corp.(Æ) 1,257 103
Koppers Holdings, Inc. 9,979 386
Kronos Worldwide, Inc. 32,564 214
Louisiana-Pacific Corp. 6,014 438
LSI Industries, Inc. 1,348 25
Magnera Corp.(Æ) 3,409 32
Mativ Holdings, Inc. 37,964 330
Metallus , Inc.(Æ) 20,104 328
Modine Manufacturing Co.(Æ) 2,176 472
Myers Industries, Inc. 25,417 538
NWPX Infrastructure, Inc.(Æ) 1,965 153
O-I Glass, Inc.(Æ) 5,724 60
Orion SA 14,633 95
Pool Corp. 902 182
Quaker Chemical Corp. 1,912 238
Ranpak Holdings Corp.(Æ) 46,060 164
Rayonier Advanced Materials, Inc.(Æ) 12,947 143
Reliance, Inc. 1,109 337
Resideo Technologies, Inc.(Æ) 5,884 198
Rush Enterprises, Inc. Class A 2,145 142
ScanSource , Inc.(Æ) 758 28
Simpson Manufacturing Co., Inc. 1,854 318
Sonoco Products Co. 2,389 129
SPX Technologies, Inc.(Æ) 1,103 221
Stepan Co. 20,352 1,017
Taseko Mines, Ltd.(Æ) 21,534 139
thyssenkrupp AG 22,510 193
Timken Co. (The) 6,219 625
Trex Co., Inc.(Æ) 6,035 220
UFP Industries, Inc. 5,641 520
Unifi, Inc.(Æ) 181 1
US Gold Corp.(Æ) 10,753 163
Vox Royalty Corp. 30,804 161
VSE Corp. 311 57
Watsco , Inc.(Ð) 782 284
Worthington Enterprises, Inc. 1,814 95
Worthington Steel, Inc. 9,476 288
18,692
Producer Durables - 17.9%
908 Devices, Inc.(Æ) 13,088 80
ABM Industries, Inc. 7,906 305
ACCO Brands Corp. 18,852 57
ADT, Inc. 25,384 167
Albany International Corp. Class A 8,576 448
Allegiant Travel Co. Class A(Æ) 1,014 82
Allient , Inc. 2,417 143
AMN Healthcare Services, Inc.(Æ) 14,942 274
Amprius Technologies, Inc.(Æ) 17,283 291

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ArcBest Corp. 4,184 411
Arcosa , Inc. 1,350 143
Ardmore Shipping Corp.(Ð) 27,682 422
Argan , Inc. 2,355 1,283
Arhaus , Inc. 3,321 22
Ascent Industries Co.(Æ) 8,502 113
ASGN, Inc.(Æ) 3,598 139
Astronics Corp.(Æ) 1,059 71
Barrett Business Services, Inc. 1,688 49
Bloom Energy Corp. Class A(Æ) 2,628 356
Bowman Consulting Group, Ltd.(Æ) 13,250 377
Brink's Co. (The) 1,173 122
BWX Technologies, Inc. 699 143
Cactus, Inc. Class A 5,783 274
Cardinal Infrastructure Group, Inc. Class
A(Æ) 2,835 112
Casella Waste Systems, Inc. Class A(Æ) 4,152 329
CECO Environmental Corp.(Æ) 5,478 326
Champion Homes, Inc.(Æ) 3,726 277
Covenant Logistics Group, Inc. Class A 25,698 698
Cross Country Healthcare, Inc.(Æ)(Ð) 34,749 327
Custom Truck One Source, Inc.(Æ) 22,958 151
Deluxe Corp. 30,808 848
DHT Holdings, Inc. 9,286 170
Dorian LPG, Ltd. 4,132 141
Ducommun, Inc.(Æ) 919 112
Dycom Industries, Inc.(Æ) 562 190
EMCOR Group, Inc.(Û) 680 502
Energy Recovery, Inc.(Æ) 2,067 21
ESCO Technologies, Inc. 535 150
Federal Signal Corp. 3,565 385
Flowserve Corp. 3,566 262
Fluor Corp.(Æ) 8,065 376
Fox Factory Holding Corp.(Æ) 3,571 59
Franklin Covey Co.(Æ)(Ð) 593 9
Franklin Electric Co., Inc. 1,037 96
Frontier Group Holdings, Inc.(Æ) 70,462 249
FTAI Aviation, Ltd. 350 86
FTI Consulting, Inc.(Æ)(Û) 1,212 214
GATX Corp. 210 36
Gorman-Rupp Co. (The) 1,232 77
Graco , Inc. 1,912 162
Great Lakes Dredge & Dock Corp.(Æ) 8,776 149
Greenbrier Cos., Inc. (The) 9,837 518
GXO Logistics, Inc.(Æ) 4,334 225
Helios Technologies, Inc. 3,993 258
Hillman Solutions Corp.(Æ) 19,916 166
HNI Corp. 2,028 68
Holley, Inc.(Æ) 85,205 262
Hub Group, Inc. Class A 14,628 527
Huntington Ingalls Industries, Inc. 193 73
Hyster -Yale, Inc.(Ð) 7,526 245
I3 Verticals, Inc. Class A(Æ) 29,421 658
ICF International, Inc. 944 62
Insperity , Inc. 3,712 100
Itron , Inc.(Æ) 1,381 124
JetBlue Airways Corp.(Æ) 33,416 148
Kelly Services, Inc. Class A 2,706 24
Kennametal, Inc. 15,353 555
Kforce , Inc. 21,166 619
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Knight-Swift Transportation Holdings, Inc. 4,561 263
Korn Ferry 1,734 109
Lamb Weston Holdings, Inc. 6,111 258
Landstar System, Inc. 1,362 218
Latham Group, Inc.(Æ) 2,746 15
Littelfuse , Inc. 744 252
Mama's Creations, Inc.(Æ) 24,113 370
Manitowoc Co., Inc. (The)(Æ) 18,511 216
ManpowerGroup , Inc. 7,623 225
MarketAxess Holdings, Inc. 916 151
Marten Transport, Ltd. 85,627 1,124
Matson, Inc. 900 148
Maximus, Inc. 3,264 209
Mercury Systems, Inc.(Æ) 3,555 259
Mesa Laboratories, Inc.(Ð) 9,293 822
Methode Electronics, Inc. 2,000 11
Microvast Holdings, Inc.(Æ) 31,927 48
Miller Industries, Inc. 5,587 254
MillerKnoll , Inc. 59,871 866
MSC Industrial Direct Co., Inc. Class A 4,522 417
Mueller Industries, Inc. 838 93
MYR Group, Inc.(Æ) 1,451 410
Nextpower , Inc. Class A(Æ)(Ð) 3,308 399
Nexxen International, Ltd.(Æ) 9,240 60
Nordic American Tankers, Ltd. 10,538 62
Orion Group Holdings, Inc.(Æ) 9,856 107
Park Aerospace Corp. 4,349 119
Paylocity Holding Corp.(Æ) 1,877 203
Payoneer Global, Inc.(Æ)(Ð) 5,423 26
Paysafe , Ltd.(Æ) 2,793 19
Perma -Pipe International Holdings, Inc.(Æ) 2,153 64
Phinia , Inc. 4,801 329
Pitney Bowes, Inc. 13,682 151
Powell Industries, Inc. 470 254
Primoris Services Corp. 1,724 247
Priority Technology Holdings, Inc.(Æ) 17,226 81
Proficient Auto Logistics, Inc.(Æ) 38,175 259
PROG Holdings, Inc. 3,425 98
Public Policy Holding Co, Inc. 18,170 238
Radiant Logistics, Inc.(Æ) 52,092 367
Ralliant Corp. 1,393 58
Regal Rexnord Corp. 1,593 298
Repay Holdings Corp.(Æ)(Ð) 6,700 17
Resources Connection, Inc. 1,278 5
Robert Half, Inc. 13,723 349
RXO, Inc.(Æ) 11,843 173
Ryder System, Inc.(Û) 1,606 329
Saia, Inc.(Æ)(Ð) 1,933 679
Schneider National, Inc. Class B 18,670 492
Scorpio Tankers, Inc. 3,175 237
Scotts Miracle- Gro Co. (The) Class A(Ð) 9,735 592
Sight Sciences, Inc.(Æ) 18,531 70
SkyWest, Inc.(Æ) 1,746 160
Sleep Number Corp.(Æ) 1,904 3
Star Bulk Carriers Corp. 10,357 238
Sterling Infrastructure, Inc.(Æ) 2,000 815
StoneCo , Ltd. Class A(Æ) 12,422 175
Stoneridge, Inc.(Æ) 36,185 175
Strattec Security Corp.(Æ) 498 39
TAT Technologies, Ltd.(Æ) 10,483 426

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Teekay Tankers, Ltd. Class A 4,381 321
Tennant Co. 6,459 429
Terex Corp. 4,608 272
Thermon Group Holdings, Inc.(Æ) 4,994 252
Tidewater, Inc.(Æ) 1,794 150
Titan Machinery, Inc.(Æ) 15,287 256
TopBuild Corp.(Æ) 770 270
Toro Co. (The) 3,248 303
Trade Desk, Inc. (The) Class A(Æ)(Ð) 737 17
TriNet Group, Inc. 2,075 76
TrueBlue , Inc.(Æ) 42,666 167
Tutor Perini Corp. 4,346 335
U-Haul Holding Co.(Æ)(Ð)(Û) 1,080 52
UniFirst Corp. 489 123
V2X, Inc.(Æ) 4,315 296
Werner Enterprises, Inc. 43,453 1,278
Willdan Group, Inc.(Æ) 2,838 217
Willscot Holdings Corp. 5,965 104
Xerox Holdings Corp. 19,480 25
ZipRecruiter, Inc. Class A(Æ) 6,119 11
37,023
Technology - 13.6%
3D Systems Corp.(Æ) 8,505 16
8x8, Inc.(Æ) 69,353 115
A10 Networks, Inc. 19,408 449
ACI Worldwide, Inc.(Æ) 3,500 144
ACM Research, Inc. Class A(Æ) 5,393 212
ACV Auctions, Inc. Class A(Æ) 11,204 47
ADTRAN Holdings, Inc.(Æ)(Ð) 1,905 24
Alpha & Omega Semiconductor, Ltd.(Æ)(Ð) 2,438 54
Ambarella , Inc.(Æ)(Ð) 4,515 232
Amkor Technology, Inc.(Û) 3,212 145
Amplitude, Inc. Class A(Æ) 7,200 49
Angi , Inc.(Æ)(Ð) 3,889 27
Appfolio , Inc. Class A(Æ) 1,195 189
Appian Corp. Class A(Æ) 8,026 194
Arteris , Inc.(Æ) 2,423 40
Asana, Inc. Class A(Æ) 8,771 56
Atlassian Corp. Class A(Æ) 273 19
Aviat Networks, Inc.(Æ) 2,870 65
Backblaze , Inc. Class A(Æ) 5,169 18
Bandwidth, Inc. Class A(Æ) 1,286 23
Benchmark Electronics, Inc. 3,208 180
BigBear.ai Holdings, Inc.(Æ) 5,363 19
BK Technologies Corp.(Æ) 1,450 108
Blend Labs, Inc. Class A(Æ)(Ð) 9,400 16
Box, Inc. Class A(Æ) 4,832 114
Bumble, Inc. Class A(Æ)(Ð) 10,300 34
C3.ai, Inc. Class A(Æ)(Ð) 5,827 49
Calix, Inc.(Æ) 2,189 107
Cargurus , Inc.(Æ)(Û) 6,408 218
Cars.com, Inc.(Æ) 11,363 92
Chime Financial, Inc. Class A(Æ) 10,921 205
Ciena Corp.(Æ) 832 323
Cirrus Logic, Inc.(Æ)(Û) 2,400 347
Clear Secure, Inc. Class A 4,572 221
Climb Global Solutions, Inc. 920 18
Commerce.com, Inc.(Æ) 5,131 14
CommVault Systems, Inc.(Æ) 2,816 219
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Conduent , Inc.(Æ) 5,152 7
Consensus Cloud Solutions, Inc. Class
W(Æ) 13,023 309
Crane NXT Co. 5,369 218
Credo Technology Group Holding, Ltd.(Æ) 1,958 184
Cricut , Inc. Class A(Ð) 1,732 6
CS Disco, Inc.(Æ) 21,028 80
CSG Systems International, Inc. 1,412 113
DigitalOcean Holdings, Inc.(Æ)(Ð) 7,716 662
Diodes, Inc.(Æ) 4,898 334
DocuSign, Inc.(Æ) 559 26
Domo, Inc. Class B(Æ)(Ð) 3,288 10
Dropbox, Inc. Class A(Æ) 10,225 232
D-Wave Quantum, Inc.(Æ) 10,227 148
eGain Corp.(Æ) 1,100 9
ePlus , Inc. 1,712 129
Etsy, Inc.(Æ) 4,889 244
EverQuote , Inc. Class A(Æ) 5,175 80
Evolent Health, Inc. Class A(Æ) 7,661 17
FormFactor , Inc.(Æ) 4,150 403
Frequency Electronics, Inc.(Æ) 1,291 57
GCI Liberty, Inc. Class C(Æ) 10,944 407
Graham Corp.(Æ) 3,360 265
Grindr, Inc.(Æ)(Ð) 2,825 34
Guidewire Software, Inc.(Æ) 1,396 209
Harmonic, Inc.(Æ) 7,339 66
Ibotta , Inc. Class A(Æ)(Ð) 886 27
Ichor Holdings, Ltd.(Æ) 5,797 270
IDT Corp. Class B 882 43
Ingram Micro Holding Corp.(Ð) 3,017 70
Inseego Corp.(Æ) 12,680 141
Insight Enterprises, Inc.(Æ)(Ð) 1,592 107
IonQ , Inc.(Æ) 6,961 201
Ituran Location and Control, Ltd. 4,611 226
Kaltura , Inc.(Æ) 119,269 146
KBR, Inc. 2,351 87
Kimball Electronics, Inc.(Æ) 4,092 97
Kopin Corp.(Æ) 41,195 93
Kulicke & Soffa Industries, Inc. 2,168 142
Lantronix , Inc.(Æ) 1,600 8
LightPath Technologies, Inc. Class A(Æ) 20,160 202
Lumentum Holdings, Inc. Class E(Æ) 937 658
MACOM Technology Solutions Holdings,
Inc.(Æ) 1,781 395
Manhattan Associates, Inc.(Æ)(Ð) 1,765 235
Maplebear , Inc.(Æ)(Ð) 8,286 310
Marqeta , Inc. Class A(Æ)(Ð) 40,506 165
Match Group, Inc.(Ð)(Û) 10,415 320
MaxLinear , Inc. Class A(Æ)(Ð) 3,444 60
MediaAlpha , Inc. Class A(Æ) 2,622 24
Millicom International Cellular SA(Ð) 4,572 343
Napco Security Technologies, Inc. 13,447 530
nCino , Inc.(Æ) 28,387 425
NCR Voyix Corp.(Æ) 20,884 132
NETGEAR, Inc.(Æ) 2,359 52
Netskope , Inc. Class A(Æ) 4,736 40
Nextdoor Holdings, Inc.(Æ)(Ð) 10,791 15
Nice, Ltd. - ADR(Æ) 546 60
nLight , Inc.(Æ) 3,823 218
Nutanix , Inc. Class A(Æ) 8,915 339

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nutex Health, Inc.(Æ) 643 61
NVE Corp. 8,096 530
Ondas , Inc.(Æ) 11,130 101
OneSpan , Inc. 45,572 480
Onto Innovation, Inc.(Æ) 2,677 549
Ooma , Inc.(Æ) 10,047 146
PagerDuty , Inc.(Æ) 9,435 59
PAR Technology Corp.(Æ) 6,062 81
PC Connection, Inc. 444 26
PDF Solutions, Inc.(Æ) 37,442 1,225
Pegasystems , Inc. 28,220 1,201
Pinterest, Inc. Class A(Æ)(Ð) 1,705 31
Planet Labs PBC(Æ) 18,166 508
Playtika Holding Corp. 10,609 29
Plexus Corp.(Æ) 778 158
Porch Group, Inc.(Æ) 15,507 111
Power Integrations, Inc. 888 45
Preformed Line Products Co. 1,232 334
PubMatic, Inc. Class A(Æ) 2,675 22
Qualys , Inc.(Æ) 858 75
Quantum Computing, Inc.(Æ) 3,043 21
RADCOM, Ltd.(Æ) 12,518 152
Rambus, Inc.(Æ) 5,126 441
Rapid7, Inc.(Æ) 6,672 37
Red Violet, Inc.(Æ) 4,819 167
Ribbon Communications, Inc.(Æ) 2,980 6
Roku, Inc.(Æ)(Û) 3,488 330
Sandisk Corp.(Æ)(Û) 552 351
Semtech Corp.(Æ) 4,804 369
SentinelOne , Inc. Class A(Æ) 13,750 177
Silicon Laboratories, Inc.(Æ) 741 154
Silicon Motion Technology Corp. - ADR 3,997 449
SiTime Corp.(Æ) 1,624 561
Snap, Inc. Class A(Æ)(Ð) 3,733 17
Sonos , Inc.(Æ) 11,071 148
SPS Commerce, Inc.(Æ) 900 50
TD SYNNEX Corp. 2,287 386
Telos Corp.(Æ) 1,857 8
Tenable Holdings, Inc.(Æ) 5,900 100
Teradata Corp.(Æ) 13,941 357
Thryv Holdings, Inc.(Æ)(Ð) 4,061 11
Tower Semiconductor, Ltd.(Æ) 811 142
TTEC Holdings, Inc.(Æ) 12,385 31
TTM Technologies, Inc.(Æ) 434 42
Tucows , Inc. Class A(Æ) 9,729 167
Ultra Clean Holdings, Inc.(Æ) 10,146 631
Unisys Corp.(Æ) 3,664 8
Upland Software, Inc.(Æ) 24,780 16
Varonis Systems, Inc.(Æ) 6,482 139
Veeco Instruments, Inc.(Æ) 5,969 202
Viavi Solutions, Inc. Class W(Æ) 9,725 324
Vishay Intertechnology , Inc. 22,623 407
Vistance Networks, Inc.(Æ) 13,178 240
VTEX Class A(Æ)(Ð) 101,668 407
Weave Communications, Inc.(Æ) 4,488 21
Workiva , Inc.(Æ) 7,438 444
Xperi , Inc.(Æ)(Ð) 2,050 11
Zeta Global Holdings Corp. Class A(Æ) 8,654 138
28,266
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Utilities - 2.6%
Artesian Resources Corp. Class A 5,897 188
BKV Corp.(Æ) 13,263 378
Black Hills Corp. 3,156 219
California Resources Corp. 1,862 129
Chesapeake Utilities Corp. 1,083 137
CNX Resources Corp.(Æ) 3,783 146
Cogent Communications Holdings, Inc.(Ð) 3,088 58
Excelerate Energy, Inc. Class A(Ð) 22,079 738
Genie Energy, Ltd. Class B 502 7
Golar LNG, Ltd. 3,526 191
Granite Ridge Resources, Inc.(Ð) 5,772 34
Gulfport Energy Corp.(Æ) 748 158
Infinity Natural Resources, Inc. Class A(Æ) 15,978 281
MGE Energy, Inc. 2,590 200
New Jersey Resources Corp. 1,948 107
Northern Oil and Gas, Inc. 12,076 353
Oklo , Inc.(Æ) 1,174 58
ONE Gas, Inc. 2,136 184
Permian Resources Corp. Class A 10,418 222
Portland General Electric Co. 4,224 223
RGC Resources, Inc. 11,304 249
Riley Exploration Permian, Inc.(Ð) 3,489 127
Southwest Gas Holdings, Inc. 1,244 108
Spire, Inc. 4,657 422
Telephone and Data Systems, Inc. 2,432 103
Unitil Corp. 7,268 380
5,400
Total Common Stocks
(cost $177,936) 205,999
Warrants and Rights - 0.0%
Akero Therapeutics, Inc.(Æ)(Š)
Rights 634
—
Inhibrx , Inc.(Æ)(Š)
Rights 5,417
4
M- tron Industries, Inc.(Æ)
2026 Rights 1,240
3
Resolute Forest Products, Inc.(Æ)(Š)
Rights 7,348
10
Xerox Holdings Corp.(Æ)
2028 Warrants 9,740
1
Total Warrants and Rights
(cost $14) 18
Short-Term Investments - 4.2%
U.S. Cash Management Fund(@) 8,860,278 (∞) 8,858
Total Short-Term Investments
(cost $8,858) 8,858
Total Investments - 103.4%
(identified cost $186,808) 214,875
Securities Sold Short - (3.8)%
Consumer Discretionary - (0.3)%
Avis Budget Group, Inc.(Æ) (946) (138)
Bally's Corp.(Æ) (568) (5)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dave & Buster's Entertainment, Inc.(Æ) (1,657) (18)
Dutch Bros, Inc. Class A(Æ) (2,525) (128)
Joby Aviation, Inc.(Æ) (13,874) (115)
LGI Homes, Inc.(Æ) (751) (30)
Optimum Communications, Inc. Class A(Æ) (17,395) (23)
SEACOR Marine Holdings, Inc.(Æ) (648) (5)
Strata Critical Medical, Inc.(Æ) (7,015) (29)
Unusual Machines, Inc.(Æ) (398) (5)
Ziff Davis, Inc.(Æ) (2,253) (94)
(590)
Consumer Staples - (0.1)%
Cadiz, Inc.(Æ) (3,275) (16)
Celsius Holdings, Inc.(Æ) (202) (7)
Energizer Holdings, Inc. (5,191) (85)
Grocery Outlet Holding Corp.(Æ) (6,851) (48)
Quanex Building Products Corp. (1,494) (27)
Westrock Coffee Co.(Æ) (2,764) (12)
(195)
Energy - (0.6)%
American Resources Corp.(Æ) (1,786) (4)
ASP Isotopes, Inc.(Æ) (1,905) (8)
Centrus Energy Corp. Class A(Æ) (452) (79)
Core Laboratories, Inc. (2,597) (44)
Core Natural Resources, Inc. (1,738) (182)
DNOW, Inc.(Æ) (11,008) (131)
Flotek Industries, Inc.(Æ) (1,415) (24)
Hallador Energy Co.(Æ) (1,537) (25)
Innovex International, Inc.(Æ) (2,175) (53)
NextNRG , Inc.(Æ) (3,100) (1)
Plug Power, Inc.(Æ) (56,729) (128)
Ramaco Resources, Inc. Class A(Æ) (2,583) (40)
Shoals Technologies Group, Inc. Class A(Æ) (8,770) (58)
Solaris Energy Infrastructure, Inc. Class A (1,610) (91)
Uranium Energy Corp.(Æ) (10,323) (139)
Viper Energy, Inc. Class A (3,397) (160)
(1,167)
Financial Services - (0.5)%
AGNC Investment Corp.(ö) (9,799) (98)
Atlantic Union Bankshares Corp. (3,811) (136)
Burke & Herbert Financial Services Corp. (391) (24)
Cipher Digital, Inc.(Æ) (854) (11)
Cleanspark , Inc.(Æ) (296) (3)
Erie Indemnity Co. Class A (153) (38)
Flagstar Bank NA (10,728) (141)
FTAI Infrastructure, Inc. (10,087) (50)
Glacier Bancorp, Inc. (861) (38)
HA Sustainable Infrastructure Capital, Inc. (3,617) (133)
Hudson Pacific Properties, Inc.(Æ)(ö) (6,009) (36)
Old National Bancorp (4,148) (92)
OppFi , Inc. (1,536) (12)
Rithm Property Trust, Inc.(ö) (189) (3)
Spire Global, Inc.(Æ) (1,509) (19)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sunrise Realty Trust, Inc.(ö) (410) (3)
TIC Solutions, Inc.(Æ) (14,940) (98)
UWM Holdings Corp. (18,508) (67)
(1,002)
Health Care - (0.7)%
4D Molecular Therapeutics, Inc.(Æ) (1,085) (10)
Abeona Therapeutics, Inc.(Æ) (6,061) (27)
Acadia Healthcare Co., Inc.(Æ) (7,032) (164)
Achieve Life Sciences, Inc.(Æ) (1,900) (6)
Adicet Bio, Inc.(Æ) (1,178) (8)
ARS Pharmaceuticals, Inc.(Æ) (3,423) (27)
aTyr Pharma, Inc.(Æ) (1,316) (1)
Aura Biosciences, Inc.(Æ) (1,136) (8)
Avita Medical, Inc.(Æ) (300) (1)
CG Oncology, Inc.(Æ) (2,629) (178)
Community Health Systems, Inc.(Æ) (10,388) (31)
Corbus Pharmaceuticals Holdings, Inc.(Æ) (239) (2)
CorMedix , Inc.(Æ) (3,696) (25)
ETON Pharmaceuticals, Inc.(Æ) (2,376) (59)
Evommune , Inc.(Æ) (631) (15)
Forte Biosciences, Inc.(Æ) (483) (13)
Jade Biosciences, Inc. (942) (13)
Joint Corp. (The)(Æ) (576) (5)
KalVista Pharmaceuticals, Inc.(Æ) (3,669) (74)
Lifecore Biomedical, Inc.(Æ) (1,185) (4)
MapLight Therapeutics, Inc.(Æ) (675) (14)
Nakamoto , Inc.(Æ) (12,620) (3)
Palisade Bio, Inc.(Æ) (6,981) (12)
Precigen , Inc.(Æ) (10,147) (39)
PROCEPT BioRobotics Corp.(Æ) (2,784) (70)
Protagonist Therapeutics, Inc.(Æ) (1,623) (171)
Pursuit Attractions and Hospitality, Inc.(Æ) (1,243) (46)
RadNet , Inc.(Æ) (2,208) (123)
Rapport Therapeutics, Inc.(Æ) (700) (22)
Revolution Medicines, Inc.(Æ) (1,563) (152)
Solid Biosciences Inc.(Æ) (2,647) (19)
Surgery Partners, Inc.(Æ) (3,979) (47)
Vaxcyte , Inc.(Æ) (2,218) (129)
(1,518)
Materials and Processing - (0.3)%
Airjoule Technologies Corp.(Æ) (3,561) (9)
Contango Silver & Gold Inc.(Æ) (996) (19)
Dakota Gold Corp.(Æ) (3,271) (16)
Element Solutions, Inc. (819) (28)
Greif, Inc. Class A (1,740) (117)
Hawkins, Inc. (632) (97)
Ivanhoe Electric, Inc.(Æ) (5,357) (63)
Quaker Chemical Corp. (513) (64)
Royal Gold, Inc. (574) (146)
(559)
Producer Durables - (0.8)%
908 Devices, Inc.(Æ) (2,071) (13)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AeroVironment , Inc.(Æ) (715) (131)
Bridger Aerospace Group Holdings, Inc.(Æ) (2,000) (4)
Casella Waste Systems, Inc. Class A(Æ) (1,381) (110)
CBIZ, Inc.(Æ) (4,855) (130)
Construction Partners, Inc. Class A(Æ) (1,195) (133)
CoreCivic , Inc.(Æ) (3,569) (67)
Dorman Products, Inc.(Æ) (762) (79)
First Advantage Corp.(Æ) (6,956) (82)
GEO Group, Inc. (The)(Æ) (5,619) (94)
I3 Verticals, Inc. Class A(Æ) (1,306) (29)
indie Semiconductor, Inc. Class A(Æ) (24,279) (78)
JBT Marel Corp. (1,031) (132)
Kadant , Inc. (309) (90)
Mirion Technologies, Inc.(Æ) (5,551) (103)
NET Power, Inc.(Æ) (8,246) (13)
NuScale Power Corp.(Æ) (6,467) (70)
Red Cat Holdings, Inc.(Æ) (1,267) (17)
Sabre Corp.(Æ) (16,019) (23)
Standex International Corp. (391) (100)
Uniti Group, Inc.(Æ) (12,288) (115)
Willscot Holdings Corp. (7,233) (126)
(1,739)
Technology - (0.4)%
BlackSky Technology, Inc.(Æ) (1,900) (48)
Coherent Corp.(Æ) (286) (68)
Concentrix Corp. (3,429) (94)
Crane NXT Co. (1,546) (63)
Digimarc Corp.(Æ) (600) (3)
Evolv Technologies Holdings, Inc.(Æ) (7,342) (44)
Exodus Movement, Inc. Class A(Æ) (175) (1)
Five9, Inc.(Æ) (4,683) (71)
Immersion Corp. (3,477) (19)
Impinj , Inc.(Æ) (519) (53)
KULR Technology Group, Inc.(Æ) (4,072) (10)
NextNav , Inc.(Æ) (4,557) (73)
PAR Technology Corp.(Æ) (2,048) (27)
Powerfleet , Inc.(Æ) (9,712) (30)
Sanmina Corp.(Æ) (1,055) (137)
Serve Robotics Inc.(Æ) (1,147) (10)
Vivid Seats Inc. Class A(Æ) (199) (1)
Vuzix Corp.(Æ) (4,700) (11)
(763)
Utilities - (0.1)%
Gogo , Inc.(Æ) (8,353) (34)
Kosmos Energy, Ltd.(Æ) (33,759) (94)
NextDecade Corp.(Æ) (7,366) (56)
Otter Tail Corp. (1,246) (109)
Prairie Operating Co.(Æ) (6,798) (14)
Shenandoah Telecommunications Co. (1,250) (19)
(326)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Securities Sold Short
(proceeds $8,026) (7,859)
Other Assets and Liabilities,
Net - 0.4%
729
Net Assets - 100.0%
207,745

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Small Cap Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 69 USD 8,667 06/26 53
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 53
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 21,062 $ — $ —
$ —
$ 21,062
Consumer Staples 4,774 — —
—
4,774
Energy 10,455 — —
—
10,455
Financial Services 44,881 — —
—
44,881
Health Care 35,446 — —
—
35,446
Materials and Processing 18,692 — —
—
18,692
Producer Durables 37,023 — —
—
37,023
Technology 28,266 — —
—
28,266
Utilities 5,400 — —
—
5,400
Warrants and Rights 4 — 14 — 18
Short-Term Investments — — — 8,858 8,858
Total Investments
206,003 — 14 8,858 214,875
Securities Sold Short
*
(7,859) — — — (7,859)
Other Financial Instruments
Assets
Futures Contracts 53 — — — 53
Total Other Financial Instruments
**
$ 53 $ — $ — $ — $ 53
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2026, if any, were less than 1% of net assets.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 23
Transactions (amounts in thousands) during the period ended March 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 8,050 $ 17,354 $ 16,544 $ — $ (2) $ 8,858 $ 78 $ —

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.4%
Australia - 1.6%
APA Group 20,929 144
BHP Group, Ltd. 25,985 950
Brambles, Ltd. 6,929 108
Coles Group, Ltd. 27,646 420
Commonwealth Bank of Australia 2,241 262
Evolution Mining, Ltd. 23,371 212
Insurance Australia Group, Ltd. 61,172 308
Lynas Rare Earths, Ltd.(Æ) 14,224 193
National Australia Bank, Ltd. 14,017 405
Northern Star Resources, Ltd. 19,393 283
Origin Energy, Ltd. 16,732 143
Pro Medicus , Ltd. 598 49
QBE Insurance Group, Ltd. 37,611 553
Rio Tinto PLC 4,435 412
Stockland(ö) 33,378 100
Suncorp Group, Ltd. 27,846 311
Telstra Group, Ltd. 138,019 508
Vicinity, Ltd.(ö) 73,273 119
Westpac Banking Corp. 14,690 404
5,884
Austria - 0.6%
ams -OSRAM AG(Æ) 9,432 99
Erste Group Bank AG 15,962 1,725
Mondi PLC 28,235 318
2,142
Belgium - 0.4%
Ageas SA 8,204 601
Elia Group SA(Æ) 1,059 162
Financiere de Tubize SA 500 124
KBC Group NV 1,685 206
Proximus SADP 14,126 115
UCB SA 1,080 325
1,533
Brazil - 1.4%
Ambev SA 429,543 1,265
Banco Bradesco SA - ADR 234,560 856
Banco do Brasil SA 120,260 534
Lojas Renner SA 99,564 287
MercadoLibre , Inc.(Æ) 352 608
Natura Cosmeticos SA(Æ) 150,707 304
Telefonica Brasil SA 70,839 564
Ultrapar Participacoes SA 60,622 336
Vale SA 24,658 393
Wheaton Precious Metals Corp. 1,545 203
5,350
Burkina Faso - 0.0%
Endeavour Mining PLC 2,820 171
Canada - 4.5%
Agnico Eagle Mines, Ltd. 1,678 341
Alamos Gold, Inc. Class A 3,857 172
AtkinsRealis Group, Inc. 2,334 150
Bank of Montreal 4,378 593
Bank of Nova Scotia (The) 6,319 438
Barrick Mining Corp. 15,558 636
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bombardier, Inc. Class B(Æ) 1,231 218
Cameco Corp. 3,930 427
Cameco Corp. Class A 3,638 395
Canadian Imperial Bank of Commerce 6,354 602
Canadian National Railway Co. 6,959 716
Celestica, Inc.(Æ) 1,182 334
Cenovus Energy, Inc. 15,192 403
Dollarama , Inc. 4,367 536
Emera , Inc. 5,867 304
Enbridge, Inc. 1,582 86
Fairfax Financial Holdings, Ltd. 62 106
Franco-Nevada Corp. Class T 1,219 302
Great-West Lifeco , Inc. 10,854 508
Hydro One, Ltd.(Þ) 8,501 351
iA Financial Corp., Inc. 3,247 360
Imperial Oil, Ltd. 2,259 296
Kinross Gold Corp. 6,163 188
Magna International, Inc. Class A 23,290 1,301
Manulife Financial Corp. 19,375 668
Nutrien , Ltd. 7,544 569
Open Text Corp. 3,811 85
Pan American Silver Corp. 3,976 218
Power Corp. of Canada 5,491 264
Royal Bank of Canada 11,210 1,812
Saputo, Inc. 4,545 142
Shopify, Inc. Class A(Æ) 10,953 1,299
Stantec , Inc. 6,508 563
Sun Life Financial, Inc. 10,984 688
Suncor Energy, Inc. 5,555 367
Tourmaline Oil Corp. 9,264 443
16,881
Chile - 0.1%
Antofagasta PLC 5,553 247
Lundin Mining Corp. 6,999 175
422
China - 3.3%
Alibaba Group Holding, Ltd. 162,814 2,563
Alibaba Group Holding, Ltd. - ADR 4,661 585
Baidu, Inc. Class A(Æ) 34,400 478
BOC Hong Kong Holdings, Ltd. 52,500 289
China Mengniu Dairy Co., Ltd. 142,000 313
China Merchants Bank Co., Ltd. Class H 98,500 625
China Overseas Land & Investment, Ltd. 335,000 498
Haier Smart Home Co., Ltd. Class H 193,200 515
JD.com, Inc. Class A 19,850 293
Laopu Gold Co., Ltd. Class H 6,671 546
Prosus NV(Æ) 6,158 282
Tencent Holdings, Ltd. 63,684 4,021
Trip.com Group, Ltd. - ADR(Æ) 27,817 1,385
Yangzijiang Shipbuilding Holdings, Ltd. 49,100 146
12,539
Denmark - 1.1%
Danske Bank A/S 30,088 1,461
DSV A/S 3,349 800
Genmab A/S(Æ) 802 215

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novo Nordisk A/S Class B 46,196 1,702
4,178
Finland - 0.9%
Elisa Oyj 4,569 221
Neste Oyj 6,009 194
Nokia Oyj 291,088 2,320
Nordea Bank Abp 10,654 183
Orion Oyj Class B 1,546 125
Sampo Oyj Class A 7,889 85
Wartsila Oyj Abp Class B 7,083 265
3,393
France - 7.9%
Accor SA 21,847 1,047
Airbus SE 6,519 1,224
Amundi SA(Þ) 12,393 1,066
Arkema SA 18,382 1,251
AXA SA 12,899 591
BNP Paribas SA 15,268 1,454
Bureau Veritas SA 8,262 248
Carrefour SA 30,552 563
Cie de Saint-Gobain SA 5,449 448
Cie Generale des Etablissements Michelin
SCA 46,355 1,578
Credit Agricole SA 37,520 704
Danone SA 10,618 853
Engie SA 45,080 1,453
EssilorLuxottica SA 3,304 769
Hermes International SCA 344 657
Kering SA 661 200
Legrand SA 1,764 273
L'Oreal SA 1,328 545
LVMH Moet Hennessy Louis Vuitton SE 3,643 2,025
Orange SA 63,708 1,302
Publicis Groupe SA 21,060 1,742
Renault SA 10,566 359
Rexel SA Class H 35,425 1,385
Safran SA 3,724 1,218
Sartorius Stedim Biotech 6,428 1,259
Societe Generale SA 22,370 1,633
Sodexo SA 2,859 147
Teleperformance SE 17,623 1,035
Thales SA 464 136
TotalEnergies SE 21,516 1,987
Unibail - Rodamco -Westfield(ö) 1,715 192
Valeo SE 19,170 235
29,579
Germany - 7.8%
Allianz SE 1,673 693
Aumovio SE(Æ) 3,312 128
BASF SE 45,619 2,757
Bayer AG 32,992 1,500
Brenntag SE 3,126 206
Commerzbank AG 4,541 163
Continental AG 15,992 1,099
CTS Eventim AG & Co. KGaA 20,971 1,203
Daimler Truck Holding AG 49,501 2,360
Deutsche Bank AG 7,025 205
Deutsche Boerse AG 7,410 2,154
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Lufthansa AG 13,348 110
Deutsche Telekom AG 2,034 75
E.ON SE 14,776 323
Evonik Industries AG 73,823 1,430
Fresenius Medical Care AG & Co.
KGaA 19,360 861
Fresenius SE & Co. KGaA 16,339 837
GEA Group AG 5,835 412
Hannover Rueck SE 1,550 480
Hensoldt AG 1,575 137
Hochtief AG 342 150
Infineon Technologies AG 17,295 760
Mercedes-Benz Group AG 3,666 222
MTU Aero Engines AG 5,382 1,927
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 1,526 951
Rheinmetall AG 726 1,211
RWE AG 2,535 169
SAP SE 16,409 2,777
Siemens AG 2,629 624
Siemens Energy AG 4,263 702
Symrise AG 26,720 2,262
Wacker Chemie AG 1,839 178
Zalando SE(Æ)(Þ) 11,431 273
29,339
Greece - 0.6%
Eurobank SA 537,531 2,158
Hong Kong - 1.8%
AIA Group, Ltd. 209,339 2,352
ASMPT, Ltd. 23,100 301
CK Asset Holdings, Ltd. 99,049 566
Futu Holdings, Ltd. - ADR(Æ) 1,028 141
Hong Kong Exchanges & Clearing, Ltd. 5,700 289
Power Assets Holdings, Ltd. 36,000 280
Prudential PLC 155,482 2,168
Sino Land Co., Ltd. 188,000 280
Sun Hung Kai Properties, Ltd. 10,000 170
WH Group, Ltd.(Þ) 172,500 227
Yue Yuen Industrial Holdings, Ltd. 84,500 165
6,939
India - 0.6%
HDFC Bank, Ltd. - ADR 64,364 1,601
Larsen & Toubro, Ltd. - GDR(Þ) 17,257 658
2,259
Indonesia - 0.5%
Bank Central Asia Tbk PT 3,294,500 1,260
Bank Negara Indonesia Persero Tbk PT 1,449,300 323
Bank Rakyat Indonesia Persero Tbk PT 1,627,300 321
1,904
Ireland - 1.2%
Accenture PLC Class A 5,638 1,118
AerCap Holdings NV 1,408 193
AIB Group PLC 89,665 954
Bank of Ireland Group PLC 117,759 2,155
4,420

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel - 0.4%
Bank Hapoalim BM 5,318 124
Bank Leumi Le-Israel BM 12,127 270
Elbit Systems, Ltd. 381 319
Israel Discount Bank, Ltd. Class A 10,025 101
Mizrahi Tefahot Bank, Ltd. 1,015 74
Nova, Ltd.(Æ) 415 184
Phoenix Financial, Ltd. 2,969 158
Teva Pharmaceutical Industries, Ltd.
- ADR 10,334 311
1,541
Italy - 3.8%
Banca Mediolanum SpA 7,513 153
Banco BPM SpA 4,380 61
BPER Banca 52,713 688
Coca-Cola HBC AG(Æ) 3,965 225
Davide Campari-Milano NV 205,860 1,466
Enel SpA 99,191 1,080
Eni SpA 51,719 1,469
FinecoBank Banca Fineco SpA 133,558 2,965
Generali 3,093 125
Intesa Sanpaolo SpA 28,762 175
Leonardo SpA 3,913 263
Poste Italiane SpA (Þ) 2,661 63
Prysmian SpA 2,679 313
Recordati Industria Chimica e
Farmaceutica SpA 3,577 203
Ryanair Holdings PLC 4,044 114
Ryanair Holdings PLC - ADR 11,627 672
Saipem SpA 496,316 2,270
Telecom Italia SpA (Æ) 222,404 156
UniCredit SpA 23,659 1,705
Unipol Assicurazioni SpA 5,748 134
14,300
Japan - 17.0%
Advantest Corp. 11,900 1,610
Aeon Co., Ltd. 10,500 125
Aisin Corp. 7,000 97
Ajinomoto Co., Inc. 8,000 224
Alfresa Holdings Corp. 11,600 187
Amada Co., Ltd. 13,400 186
Astellas Pharma, Inc. 55,900 913
Bandai Namco Holdings, Inc. 7,700 190
Bridgestone Corp. 53,300 1,106
Canon, Inc. 21,400 596
Central Japan Railway Co. 7,200 186
Chiba Bank, Ltd. (The) 52,600 678
Chubu Electric Power Co., Inc. 8,700 143
Chugai Pharmaceutical Co., Ltd. 12,800 708
Daifuku Co., Ltd. 4,300 150
Daiichi Life Group, Inc. 19,600 179
Daikin Industries, Ltd. 12,400 1,504
Daiwa Securities Group, Inc. 15,000 141
Denso Corp. 43,400 539
Dentsu Group, Inc. 19,900 342
Disco Corp. 600 240
East Japan Railway Co. 6,000 137
Ebara Corp. 6,100 172
Eisai Co., Ltd. 11,640 362
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ENEOS Holdings, Inc. 27,000 241
Fuji Electric Co., Ltd. 2,000 140
FUJIFILM Holdings Corp. 28,800 547
Fujikura, Ltd. 30,000 816
Fujitsu, Ltd. 9,100 185
Fukuoka Financial Group, Inc. 17,300 657
Hakuhodo DY Holdings, Inc. 25,200 164
Hino Motors, Ltd.(Æ) 37,700 92
Hitachi, Ltd. 38,500 1,125
Honda Motor Co., Ltd. 54,513 441
Horiba, Ltd. 1,600 187
Hoya Corp. 11,200 1,932
IHI Corp. 7,400 151
Iida Group Holdings Co., Ltd. 18,100 275
Inpex Corp. 9,100 267
Isuzu Motors, Ltd. 4,100 59
ITOCHU Corp. 56,900 723
Japan Airlines Co., Ltd. 13,000 212
Japan Exchange Group, Inc. 20,000 232
Japan Post Bank Co., Ltd. Class A 10,000 165
Japan Post Insurance Co., Ltd. Class A 75,300 761
Japan Tobacco, Inc. 22,700 871
JGC Holdings Corp. 18,600 275
JX Advanced Metals Corp. 11,100 241
Kajima Corp. 3,900 148
Kao Corp. 12,000 469
Keyence Corp. 5,400 1,912
Kioxia Holdings Corp.(Æ) 2,200 280
Koito Manufacturing Co., Ltd. 26,200 407
Komatsu, Ltd. 9,400 369
Kubota Corp. 111,800 1,764
Kyocera Corp. 46,200 714
M3, Inc. 7,800 80
Marubeni Corp. 9,100 335
MINEBEA MITSUMI, Inc. 62,800 1,030
Mitsubishi Corp. 10,800 371
Mitsubishi Electric Corp. 10,400 340
Mitsubishi Estate Co., Ltd. 20,900 578
Mitsubishi Gas Chemical Co., Inc. 10,100 236
Mitsubishi Heavy Industries, Ltd. 14,300 390
Mitsubishi UFJ Financial Group, Inc. 34,900 590
Mitsui & Co., Ltd. 5,000 192
Mitsui Fudosan Co., Ltd. 22,000 233
Mizuho Financial Group, Inc. 9,400 375
MS&AD Insurance Group Holdings, Inc. 24,600 644
Murata Manufacturing Co., Ltd. 46,600 1,045
NEC Corp. 7,500 187
Nexon Co., Ltd. 5,300 100
Nikon Corp. 13,800 167
Nintendo Co., Ltd. 13,800 787
Nippon Television Holdings, Inc. 7,200 145
Nissan Motor Co., Ltd.(Æ) 106,600 226
Nitto Denko Corp. 38,600 772
Nomura Holdings, Inc. 24,700 195
Obayashi Corp. 7,100 171
Olympus Corp. 96,600 920
ORIX Corp. 7,600 228
Osaka Gas Co., Ltd. 5,400 219
Otsuka Corp. 7,700 148
Otsuka Holdings Co., Ltd. 2,200 155

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Persol Holdings Co., Ltd. 163,800 240
Resona Holdings, Inc. 221,500 2,465
Rinnai Corp. 10,900 254
Rohm Co., Ltd. 31,300 610
Sanrio Co., Ltd. 11,500 71
SBI Holdings, Inc. 6,600 123
Secom Co., Ltd. 48,100 1,847
Sega Sammy Holdings, Inc. 8,300 128
Seibu Holdings, Inc. 4,000 112
Sekisui Chemical Co., Ltd. 9,600 160
Shimano, Inc. 1,900 199
Shin-Etsu Chemical Co., Ltd. 56,000 2,279
Shionogi & Co., Ltd. 19,400 432
SMC Corp. 1,200 469
SoftBank Group Corp. 37,500 901
Sompo Holdings, Inc. 19,500 762
Sony Group Corp. 37,450 772
Stanley Electric Co., Ltd. 9,939 181
Subaru Corp. 34,644 553
Sumitomo Corp. 4,200 156
Sumitomo Electric Industries, Ltd. 5,400 302
Sumitomo Heavy Industries, Ltd. 6,400 195
Sumitomo Metal Mining Co., Ltd. 3,600 209
Sumitomo Mitsui Financial Group, Inc. 14,200 468
Sumitomo Mitsui Trust Group, Inc. 24,000 764
Sumitomo Realty & Development Co.,
Ltd. 5,900 166
Suntory Beverage & Food, Ltd. 53,000 1,499
Suzuki Motor Corp. 11,900 143
Sysmex Corp. 20,000 174
T&D Holdings, Inc. 41,200 1,047
Taiheiyo Cement Corp. 4,900 110
Taisei Corp. 2,000 209
Takeda Pharmaceutical Co., Ltd. 32,500 1,199
TDK Corp. 76,800 996
THK Co., Ltd. 7,300 218
Toho Co., Ltd. 9,500 100
Tokio Marine Holdings, Inc. 19,200 897
Tokyo Electron, Ltd. 7,810 1,910
Tokyo Gas Co., Ltd. 4,300 203
Toray Industries, Inc. 46,400 327
Toyota Motor Corp. 19,500 404
Toyota Tsusho Corp. 5,700 223
Trend Micro, Inc. 3,300 110
Tsuruha Holdings, Inc. 17,200 272
Yamato Holdings Co., Ltd. 22,194 245
Yokogawa Electric Corp. 4,000 124
Yokohama Financial Group, Inc. 16,000 142
63,766
Luxembourg - 0.3%
ArcelorMittal SA 15,255 795
RTL Group SA 3,991 168
963
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 216,869 978
Mexico - 0.3%
America Movil SAB de CV - ADR 29,094 741
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fresnillo PLC 8,124 360
1,101
Netherlands - 4.4%
ABN AMRO Bank NV(Þ) 31,387 1,004
Adyen NV(Æ)(Þ) 493 493
Argenx SE(Æ) 1,243 906
ASML Holding NV 3,053 4,041
Euronext NV(Þ) 1,960 315
Heineken NV 7,773 598
ING Groep NV 104,204 2,723
JDE Peet's NV 3,487 128
Koninklijke Philips NV 60,749 1,664
Magnum Ice Cream Co. NV (The)(Æ) 40,680 600
Nebius Group NV Class A(Æ) 2,863 297
NN Group NV 10,837 848
Randstad NV 30,579 803
Universal Music Group NV 74,816 1,451
VEON, Ltd. - ADR(Æ) 2,069 96
Wolters Kluwer NV 5,904 442
16,409
New Zealand - 0.1%
Contact Energy, Ltd. 25,590 137
Meridian Energy, Ltd. 41,685 133
270
Nigeria - 0.1%
Airtel Africa PLC(Þ) 59,410 274
Norway - 1.0%
DNB Bank ASA 21,542 672
Equinor ASA Class N 60,000 2,539
Gjensidige Forsikring ASA 4,969 130
Orkla ASA 18,026 227
Telenor ASA 7,222 127
3,695
Poland - 0.3%
Zabka Group SA(Æ) 201,266 1,209
Portugal - 0.2%
Banco Comercial Portugues SA Class R 324,553 318
EDP SA 44,049 233
Galp Energia SGPS SA Class B 6,357 155
706
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 114,398 —
LUKOIL PJSC(Æ)(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Æ)(Š) 27,365 —
Sberbank of Russia PJSC(Æ)(Š) 88,440 —
—
Singapore - 1.7%
CapitaLand Integrated Commercial Trust
Class A(ö) 75,700 136
DBS Group Holdings, Ltd. 26,431 1,174
Grab Holdings, Ltd. Class A(Æ) 427,966 1,566
Keppel, Ltd. 16,500 153
Oversea-Chinese Banking Corp., Ltd. 45,992 792

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sea, Ltd. - ADR(Æ) 17,603 1,458
Singapore Exchange, Ltd. 16,800 258
Singapore Technologies Engineering, Ltd. 26,500 226
Singapore Telecommunications, Ltd. 210,800 816
6,579
South Africa - 0.4%
Anglo American PLC 8,615 366
MTN Group, Ltd. 61,242 710
Old Mutual, Ltd. 403,744 333
1,409
South Korea - 1.6%
Coway Co., Ltd. 2,009 96
Hankook Tire & Technology Co., Ltd. 4,280 152
Hyundai Mobis Co., Ltd. 1,424 366
KB Financial Group, Inc. 5,330 499
KT Corp. - ADR 23,763 510
LG Electronics, Inc. Class H 1,521 109
Samsung Electronics Co., Ltd. 4,342 488
Shinhan Financial Group Co., Ltd. 22,931 1,322
SK Hynix, Inc. 3,000 1,632
SK Telecom Co., Ltd. 15,393 787
5,961
Spain - 1.2%
Acciona SA 624 165
ACS Actividades de Construccion y
Servicios SA 2,975 368
Amadeus IT Group SA Class A 2,678 152
Banco Bilbao Vizcaya Argentaria SA 17,097 373
Banco de Sabadell SA 39,250 141
Banco Santander SA 91,143 1,032
Bankinter SA 8,014 126
CaixaBank SA 21,712 261
Endesa SA 3,324 140
Iberdrola SA 19,831 455
Industria de Diseno Textil SA 15,024 864
Mapfre SA 31,039 139
Repsol SA 12,712 357
4,573
Sweden - 1.4%
Assa Abloy AB Class B 12,035 432
Atlas Copco AB Class A 35,602 626
Atlas Copco AB Class B 40,138 624
Boliden AB 4,003 212
Essity AB Class B 15,502 400
H & M Hennes & Mauritz AB Class B 6,950 129
Saab AB Class B 3,123 205
Sandvik AB 7,895 302
Skandinaviska Enskilda Banken AB
Class A 8,867 163
Skanska AB Class B 4,901 132
SKF AB Class B 28,473 680
Svenska Cellulosa AB SCA Class B 15,020 174
Swedbank AB Class A 3,100 105
Tele2 AB Class B 5,211 107
Telefonaktiebolaget LM Ericsson Class B 68,484 776
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telia Co. AB 34,620 177
5,244
Switzerland - 3.8%
ABB, Ltd. 5,847 476
Adecco Group AG 9,341 226
Chocoladefabriken Lindt & Spruengli AG 13 311
Cie Financiere Richemont SA Class A 1,554 277
Galderma Group AG 6,545 1,269
Helvetia Baloise Holding AG 894 231
Julius Baer Group, Ltd. 16,210 1,194
Logitech International SA 1,927 176
Lonza Group AG 3,513 2,248
Partners Group Holding AG 471 506
Sandoz Group AG 3,410 267
Schindler Holding AG 1,047 345
SGS SA 3,909 414
Swatch Group AG (The) Class B 2,251 500
Swiss Life Holding AG 118 129
UBS Group AG 127,846 4,972
Zurich Insurance Group AG 1,084 773
14,314
Taiwan - 2.8%
Delta Electronics, Inc. 18,000 801
Taiwan Semiconductor Manufacturing
Co., Ltd. 93,000 5,243
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 12,915 4,365
10,409
Thailand - 0.4%
Bangkok Bank PCL - NVDR 107,100 546
Kasikornbank PCL - NVDR 142,500 833
1,379
United Kingdom - 9.8%
3i Group PLC 40,368 1,323
Admiral Group PLC 2,305 97
AstraZeneca PLC 12,838 2,508
Aviva PLC 96,243 767
BAE Systems PLC 3,966 115
Barclays PLC 117,853 621
British American Tobacco PLC 39,962 2,328
British Land Co. PLC (The)(ö) 62,070 297
BT Group PLC 272,665 764
Burberry Group PLC(Æ) 22,302 326
Centrica PLC 71,497 202
CK Hutchison Holdings, Ltd. Class B 83,813 644
Compass Group PLC 78,076 2,169
DCC PLC 7,315 451
Diploma PLC 15,644 1,248
easyJet PLC 87,668 406
Halma PLC 4,786 243
Hikma Pharmaceuticals PLC 10,609 178
HSBC Holdings PLC 164,917 2,699
ICG PLC 22,437 456
Imperial Brands PLC 7,220 294
International Consolidated Airlines Group
SA 25,296 121
Intertek Group PLC 32,803 1,599

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
J Sainsbury PLC 374,837 1,683
Kingfisher PLC 96,895 368
Land Securities Group PLC(ö) 43,469 323
Lloyds Banking Group PLC 172,452 213
M&G PLC 35,039 127
NatWest Group PLC 31,169 231
Pearson PLC 14,592 192
Reckitt Benckiser Group PLC 68,957 4,680
RELX PLC 60,440 1,993
Rolls-Royce Holdings PLC 92,502 1,413
Schroders PLC 23,104 176
Smith & Nephew PLC 11,353 179
Standard Chartered PLC 94,101 1,954
Tate & Lyle PLC 37,223 179
Tesco PLC 112,813 711
Unilever PLC 13,741 770
Unite Group PLC (The)(ö) 28,013 169
United Utilities Group PLC 33,222 581
Vodafone Group PLC 183,770 279
Wise PLC Class A(Æ) 53,828 646
WPP PLC 70,895 220
36,943
United States - 8.8%
Aegon , Ltd. 16,004 117
BP PLC 206,646 1,629
Experian PLC 46,270 1,608
Ferrovial SE 2,417 157
GSK PLC 175,116 4,803
Haleon PLC 441,675 2,186
Holcim AG(Æ) 7,074 587
James Hardie Industries PLC(Æ) 26,448 489
Linde PLC 4,636 2,298
Medtronic PLC 9,083 787
Nestle SA 13,913 1,380
Novartis AG 13,596 2,064
Palo Alto Networks, Inc.(Æ) 1,443 231
Roche Holding AG 6,237 2,463
Sanofi SA 35,451 3,419
Schneider Electric SE 12,494 3,432
Shell PLC 95,232 4,449
Spotify Technology SA(Æ) 1,413 685
Swiss Re AG 1,385 231
33,015
Zambia - 0.0%
First Quantum Minerals, Ltd.(Æ) 5,424 130
Total Common Stocks
(cost $299,761) 354,259
Preferred Stocks - 0.5%
Germany - 0.5%
Dr Ing hc F Porsche AG
5.569% (Þ)(Ÿ) 13,292 596
Henkel AG & Co. KGaA
2.923% (Ÿ) 9,458 727
Volkswagen AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.910% (Ÿ) 6,126 613
1,936
Total Preferred Stocks
(cost $2,245) 1,936
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2040 Warrants 82 —
Israel - 0.0%
CyberArk (Æ)(Š)
 Rights 656 30
Italy - 0.0%
Telecom Italia SpA (Æ)
 2026 Rights 222,404 —
Total Warrants and Rights
(cost $30) 30
Short-Term Investments - 3.0%
United States - 3.0%
U.S. Cash Management Fund(@) 11,168,736 (∞) 11,166
Total Short-Term Investments
(cost $11,166) 11,166
Total Investments - 97.9%
(identified cost $313,202) 367,391
Other Assets and Liabilities,
Net - 2.1%
7,731
Net Assets - 100.0%
375,122

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
1.4%
ABN AMRO Bank NV 10/03/19 EUR 31,387 18 .82 591
1,004
Adyen NV 04/19/22 EUR 493 1,796 .28 886
493
Airtel Africa PLC 01/16/26 GBP 59,410 4 .84 288
274
Amundi SA 02/21/19 EUR 12,393 65 .08 806
1,066
Dr Ing hc F Porsche AG 03/23/26 EUR 13,292 41 .98 558
596
Euronext NV 12/05/25 EUR 1,960 147 .50 289
315
Hydro One, Ltd. 12/04/25 CAD 8,501 38 .40 326
351
Larsen & Toubro, Ltd. 02/23/24 17,257 41 .50 716
658
Poste Italiane SpA 01/30/26 EUR 2,661 26 .35 70
63
WH Group, Ltd. 06/26/19 HKD 172,500 0 .92 159
227
Zalando SE 02/27/26 EUR 11,431 26 .40 302 274
5,321
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 16 EUR 1,252 04/26
(30)
DAX Index Futures 3 EUR 1,713 06/26
(80)
EURO STOXX 50 Index Futures 12 EUR 659 06/26
(28)
FTSE/MIB Index Futures 3 EUR 654 06/26
1
IBEX 35 Index Futures 3 EUR 509 04/26
(8)
OMXS30 Index Futures 12 SEK 3,504 04/26
(9)
S&P 500 E-Mini Index Futures 7 USD 2,300 06/26
(38)
S&P/TSX 60 Index Futures 75 CAD 28,617 06/26
133
SPI 200 Index Futures 56 AUD 11,918 06/26
(90)
TOPIX Index Futures 27 JPY 946,080 06/26 (53)
Short Positions
FTSE 100 Index Futures 36 GBP 3,672 06/26
99
Hang Seng Index Futures 19 HKD 23,517 04/26
40
MSCI Emerging Markets Index Futures 311 USD 22,619 06/26
423
MSCI Singapore Index Futures 75 SGD 3,275 04/26 (4)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 356
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CHF 2,620 USD 3,356 06/17/26 52
Bank of America NZD 220 USD 131 06/17/26 4
Bank of Montreal USD 1,835 CHF 1,415 06/17/26 (51)
Bank of Montreal DKK 3,720 USD 580 06/17/26 2
Bank of Montreal HKD 2,630 USD 337 06/17/26 1
Bank of Montreal NOK 19,590 USD 2,030 06/17/26 8
BNP Paribas USD 2,344 AUD 3,273 06/17/26 (88)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 31
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas USD 4,082 CAD 5,526 06/17/26 (96)
BNP Paribas USD 4,233 JPY 666,384 06/17/26 (7)
BNP Paribas USD 1,182 SEK 10,830 06/17/26 (33)
BNP Paribas EUR 1,108 USD 1,289 06/17/26 3
BNP Paribas GBP 1,103 USD 1,480 06/17/26 20
HSBC USD 2,346 AUD 3,273 06/17/26 (90)
HSBC USD 4,087 CAD 5,526 06/17/26 (100)
HSBC USD 4,235 JPY 666,384 06/17/26 (9)
HSBC USD 1,184 SEK 10,830 06/17/26 (35)
HSBC EUR 1,108 USD 1,290 06/17/26 5
HSBC GBP 1,103 USD 1,482 06/17/26 21
JPMorgan Chase USD 2,341 AUD 3,273 06/17/26 (85)
JPMorgan Chase USD 4,083 CAD 5,526 06/17/26 (98)
JPMorgan Chase USD 4,231 JPY 666,384 06/17/26 (5)
JPMorgan Chase USD 1,182 SEK 10,830 06/17/26 (33)
JPMorgan Chase EUR 1,108 USD 1,288 06/17/26 3
JPMorgan Chase GBP 1,103 USD 1,480 06/17/26 20
Morgan Stanley USD 2,339 AUD 3,273 06/17/26 (83)
Morgan Stanley USD 4,084 CAD 5,526 06/17/26 (97)
Morgan Stanley USD 4,237 JPY 666,384 06/17/26 (12)
Morgan Stanley USD 1,183 SEK 10,830 06/17/26 (35)
Morgan Stanley EUR 1,108 USD 1,290 06/17/26 4
Morgan Stanley GBP 1,103 USD 1,480 06/17/26 20
Standard Chartered USD 2,340 AUD 3,273 06/17/26 (84)
Standard Chartered USD 4,085 CAD 5,526 06/17/26 (98)
Standard Chartered USD 4,235 JPY 666,384 06/17/26 (10)
Standard Chartered USD 1,183 SEK 10,830 06/17/26 (34)
Standard Chartered EUR 1,108 USD 1,289 06/17/26 4
Standard Chartered GBP 1,103 USD 1,479 06/17/26 19
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (997)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 5,884 $ — $ — $ 5,884
Austria — 2,142 — — 2,142
Belgium — 1,533 — — 1,533
Brazil 5,350 — — — 5,350
Burkina Faso — 171 — — 171
Canada 16,881 — — — 16,881
Chile 175 247 — — 422
China 1,970 10,569 — — 12,539

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Denmark — 4,178 — — 4,178
Finland — 3,393 — — 3,393
France — 29,579 — — 29,579
Germany — 29,339 — — 29,339
Greece — 2,158 — — 2,158
Hong Kong 141 6,798 — — 6,939
India 1,601 658 — — 2,259
Indonesia — 1,904 — — 1,904
Ireland 1,311 3,109 — — 4,420
Israel 311 1,230 — — 1,541
Italy 672 13,628 — — 14,300
Japan — 63,766 — — 63,766
Luxembourg — 963 — — 963
Macao — 978 — — 978
Mexico 741 360 — — 1,101
Netherlands 393 16,016 — — 16,409
New Zealand — 270 — — 270
Nigeria — 274 — — 274
Norway — 3,695 — — 3,695
Poland — 1,209 — — 1,209
Portugal — 706 — — 706
Russia — — — — —
Singapore 3,024 3,555 — — 6,579
South Africa — 1,409 — — 1,409
South Korea 510 5,451 — — 5,961
Spain — 4,573 — — 4,573
Sweden — 5,244 — — 5,244
Switzerland — 14,314 — — 14,314
Taiwan 4,365 6,044 — — 10,409
Thailand — 1,379 — — 1,379
United Kingdom — 36,943 — — 36,943
United States 4,001 29,014 — — 33,015
Zambia 130 — — — 130
Preferred Stocks — 1,936 — — 1,936
Warrants and Rights — — 30 — 30
Short-Term Investments — — — 11,166 11,166
Total Investments 41,576 314,619 30 11,166 367,391
Other Financial Instruments
Assets
Futures Contracts 696 — — — 696
Foreign Currency Exchange Contracts — 186 — — 186

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 33
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (340) — — — (340)
Foreign Currency Exchange Contracts — (1,183) — — (1,183)
Total Other Financial Instruments
*
$ 356 $ (997) $ — $ — $ (641)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 46,180 12 .3
Consumer Staples ............................................................................... 25,678 6 .8
Energy ................................................................................................ 22,347 6 .0
Financial Services .............................................................................. 97,303 25 .9
Health Care ........................................................................................ 36,632 9 .8
Materials and Processing ................................................................... 30,934 8 .2
Producer Durables .............................................................................. 40,353 10 .8
Technology ......................................................................................... 42,189 11 .2
Utilities ............................................................................................... 12,643 3 .4
Preferred Stocks
Consumer Discretionary .................................................................... 1,209 0 .3
Consumer Staples ............................................................................... 727 0 .2
Warrants and Rights ...................................................................
30 — **
Short-Term Investments .............................................................
11,166 3 .0
Total Investments ............................................................................... 367,391 97 .9
* *
Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended March 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 23,436 $ 21,264 $ 33,529 $ (3) $ (2) $ 11,166 $ 132 $ —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 83.6%
Asset-Backed Securities - 6.1%
Audax Senior Debt CLO LLC
Series 2025-12A Class B
5.419% due 04/22/37 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 1,770 1,769
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 473 473
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 3,825 3,836
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 779 777
Churchill Middle Market CLO LLC
Series 2022-1A Class BR
5.368% due 04/20/38 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 1,670 1,669
CLI Funding LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,100 1,100
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 266 268
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.252% due 04/25/47 (~)(Ê) 1,295 1,244
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 1,227 1,229
FIGRE Trust
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 328 341
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 1,444 1,467
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 1,440 1,469
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 839 838
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 1,176 1,186
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 1,832 1,843
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 1,634 1,645
Series 2025-HE5 Class A
5.285% due 08/25/55 (~)(Ê)(Þ) 870 868
Series 2025-HE6 Class A
5.044% due 09/25/55 (~)(Ê)(Þ) 921 913
GBX Leasing LLC
Series 2026-1A Class A
5.130% due 02/20/56 (Þ) 1,798 1,787
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
5.792% due 08/21/31 (USD 1 Month
SOFR + 2.000%)(Ê) 325 315
JPMorgan Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-HE3 Class A1
4.873% due 02/25/55 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 362 362
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 575 577
Series 2025-CES2 Class A1
5.592% due 06/25/55 (~)(Ê)(Þ) 1,784 1,788
Series 2025-CES5 Class A1A
5.136% due 02/25/56 (~)(Ê)(Þ) 895 892
Series 2025-HE1 Class M1
5.073% due 07/20/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 2,200 2,210
Series 2026-CES1 Class A1A
4.909% due 06/25/56 (~)(Ê)(Þ) 1,261 1,250
OneSky Loan Trust
Series A Class A
3.875% due 01/15/31 1,596 1,529
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 163 161
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 992 1,015
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 559 574
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 1,839 1,866
Series 2025-LOC4 Class A1A
5.412% due 06/25/55 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 2,296 2,304
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 939 939
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 675 679
Woodward Capital Management RCKT
Mortgage Trust
Series 2023-CES2 Class A1A
6.808% due 09/25/43 (~)(Ê)(Þ) 376 377
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 635 637
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 866 871
Series 2024-CES3 Class A1A
6.591% due 05/25/44 (~)(Ê)(Þ) 686 693
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 588 590
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 768 767
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 2,438 2,445
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 2,583 2,592
Series 2025-CES4 Class A1A
5.811% due 04/25/55 (~)(Ê)(Þ) 2,212 2,226
52,381
Corporate Bonds and Notes - 26.9%
Consumer Discretionary - 3.7%

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Amazon.com, Inc.
5.800% due 03/13/56 470 469
American Airlines, Inc. Pass-Through
Certificates Trust
4.900% due 11/11/39 2,900 2,795
Series AA Class AA
3.650% due 02/15/29 454 441
Aptiv Swiss Holdings, Ltd.
4.150% due 05/01/52 440 329
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 343 346
Bath & Body Works, Inc.
6.950% due 03/01/33 234 225
Best Buy Co., Inc.
1.950% due 10/01/30 420 374
BorgWarner, Inc.
5.400% due 08/15/34 225 228
Carnival Corp.
4.000% due 08/01/28 (Þ) 1,110 1,084
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
3.750% due 02/15/28 1,378 1,354
4.200% due 03/15/28 420 416
3.700% due 04/01/51 230 143
5.250% due 04/01/53 420 329
Choice Hotels International, Inc.
3.700% due 12/01/29 655 627
Comcast Corp.
2.937% due 11/01/56 630 350
Cummins, Inc.
5.450% due 02/20/54 500 483
Discovery Global Holdings, Inc.
4.279% due 03/15/32 357 287
Fox Corp.
4.709% due 01/25/29 1,183 1,187
General Motors Financial Co., Inc.
5.800% due 06/23/28 1,108 1,135
Genuine Parts Co.
6.500% due 11/01/28 1,065 1,104
Hasbro, Inc.
3.900% due 11/19/29 667 651
Home Depot, Inc. (The)
4.500% due 12/06/48 906 761
3.350% due 04/15/50 785 542
Hyatt Hotels Corp.
4.375% due 09/15/28 565 561
Hyundai Capital America
2.375% due 10/15/27 (Þ) 520 503
1.800% due 01/10/28 (Þ) 360 343
Kohl's Corp.
5.125% due 05/01/31 339 257
5.550% due 07/17/45 140 80
Las Vegas Sands Corp.
3.900% due 08/08/29 616 594
Lowe's Cos., Inc.
3.000% due 10/15/50 200 123
Macy's Retail Holdings LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 12/15/34 148 126
5.125% due 01/15/42 132 99
4.300% due 02/15/43 76 51
Mattel, Inc.
3.750% due 04/01/29 (Þ) 1,331 1,288
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 1,039 1,011
Newell Brands, Inc.
7.375% due 04/01/36 352 324
7.500% due 04/01/46 211 169
Nordstrom, Inc.
4.000% due 03/15/27 69 68
6.950% due 03/15/28 315 319
5.000% due 01/15/44 327 219
4.250% due 08/01/31 354 319
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 606 521
4.625% due 04/06/31 (Þ) 119 94
Sekisui House US, Inc.
3.850% due 01/15/30 705 671
Southwest Airlines Co.
5.250% due 11/15/35 430 404
Time Warner Cable LLC
5.500% due 09/01/41 677 583
Travel + Leisure Co.
6.000% due 04/01/27 275 276
Under Armour, Inc.
3.250% due 06/15/26 195 194
United Airlines Pass-Through Trust
5.800% due 07/15/37 1,237 1,273
Series AA
4.150% due 02/25/33 1,843 1,793
2.700% due 11/01/33 497 456
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 635 622
VF Corp.
6.450% due 11/01/37 466 444
Whirlpool Corp.
2.400% due 05/15/31 524 419
4.700% due 05/14/32 104 91
5.500% due 03/01/33 243 218
5.750% due 03/01/34 282 252
WMG Acquisition Corp.
3.875% due 07/15/30 (Þ) 1,240 1,164
Yum! Brands, Inc.
6.875% due 11/15/37 16 17
5.350% due 11/01/43 311 295
31,901
Consumer Staples - 2.1%
Altria Group, Inc.
4.800% due 02/14/29 633 638
5.375% due 01/31/44 643 597
Avery Dennison Corp.
4.875% due 12/06/28 653 659
BAT Capital Corp.
4.540% due 08/15/47 640 518
Bunge, Ltd. Finance Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.800% due 03/19/33 290 286
5.150% due 03/19/36 290 286
Coca-Cola Co. (The)
2.600% due 06/01/50 420 255
Conagra Brands, Inc.
1.375% due 11/01/27 1,401 1,332
Constellation Brands, Inc.
3.600% due 02/15/28 1,057 1,041
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
4.750% due 01/15/29 (Þ) 430 418
Flowers Foods, Inc.
2.400% due 03/15/31 592 501
Haleon US Capital LLC
3.375% due 03/24/29 808 786
Keurig Dr Pepper, Inc.
3.950% due 04/15/29 1,317 1,290
Kraft Heinz Foods Co.
4.625% due 01/30/29 619 620
Kroger Co. (The)
5.400% due 07/15/40 1,014 991
5.500% due 09/15/54 670 622
Mars, Inc.
5.000% due 03/01/32 (Þ) 150 152
5.200% due 03/01/35 (Þ) 590 595
5.700% due 05/01/55 (Þ) 460 448
5.800% due 05/01/65 (Þ) 290 285
Molson Coors Beverage Co.
4.200% due 07/15/46 784 612
Philip Morris International, Inc.
5.750% due 11/17/32 1,030 1,083
6.375% due 05/16/38 1,149 1,254
Safeway, Inc.
7.250% due 02/01/31 200 208
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 848 857
3.000% due 10/15/30 (Þ) 520 476
Tyson Foods, Inc.
4.350% due 03/01/29 1,242 1,238
United Rentals North America, Inc.
3.875% due 11/15/27 97 96
18,144
Energy - 2.4%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 424 426
BP Capital Markets America, Inc.
2.939% due 06/04/51 1,160 731
Buckeye Partners, LP
3.950% due 12/01/26 251 249
4.125% due 12/01/27 260 255
5.850% due 11/15/43 46 42
5.600% due 10/15/44 47 42
Cheniere Energy, Inc.
5.200% due 07/30/36 (Þ) 180 178
6.000% due 07/30/56 (Þ) 190 189
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 633 653
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/43 (Þ) 241 252
DCP Midstream Operating, LP
5.600% due 04/01/44 395 375
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 859 841
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 553
Energy Transfer, LP
5.550% due 02/15/28 1,060 1,080
5.000% due 05/15/50 780 647
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 825 815
EQT Corp.
3.900% due 10/01/27 515 510
Expand Energy Corp.
4.750% due 02/01/32 673 656
Exxon Mobil Corp.
3.452% due 04/15/51 230 164
Global Marine, Inc.
7.000% due 06/01/28 151 153
Kinder Morgan Energy Partners, LP
5.400% due 09/01/44 725 672
Marathon Petroleum Corp.
3.800% due 04/01/28 620 612
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 854 849
MPLX, LP
4.000% due 03/15/28 1,849 1,834
Murphy Oil Corp.
5.875% due 12/01/42 163 139
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 641
Oceaneering International, Inc.
6.000% due 02/01/28 194 195
ONEOK, Inc.
4.550% due 07/15/28 1,112 1,113
5.650% due 11/01/28 470 483
6.100% due 11/15/32 355 374
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 288 282
4.800% due 05/15/30 (Þ) 100 96
7.500% due 07/15/38 (Þ) 99 103
6.875% due 04/15/40 (Þ) 190 189
Targa Resources Corp.
6.150% due 03/01/29 726 757
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/37 608 712
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 840
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 173 172
Transocean International, Ltd.
7.500% due 04/15/31 118 121
6.800% due 03/15/38 329 315
Valero Energy Corp.
4.350% due 06/01/28 15 15

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Western Midstream Operating, LP
4.500% due 03/01/28 572 573
6.350% due 01/15/29 662 689
20,587
Financial Services - 8.6%
200 Park Funding Trust
5.740% due 02/15/55 (Þ) 530 509
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 806 804
Air Lease Corp.
2.100% due 09/01/28 915 860
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 1,007 975
5.950% due 02/15/29 (Þ) 1,160 1,192
American Tower Corp.
5.500% due 03/15/28 725 738
Aon North America, Inc.
5.750% due 03/01/54 445 429
Ares Capital Corp.
2.875% due 06/15/28 1,295 1,225
Associated Banc-Corp.
6.455% due 08/29/30 (SOFR +
3.030%)(Ê) 834 853
Athene Holding, Ltd.
3.450% due 05/15/52 1,470 895
AXIS Specialty Finance PLC
4.000% due 12/06/27 915 909
Bain Capital Specialty Finance, Inc.
5.950% due 03/15/30 443 429
Bank of America Corp.
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 1,250 1,134
5.045% due 02/06/37 (SOFR +
1.130%)(Ê) 1,140 1,125
Banque Federative du Credit Mutuel
SA
4.541% due 01/15/31 (Þ) 470 463
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 880 553
Blackstone Holdings Finance Co. LLC
2.550% due 03/30/32 (Þ) 510 445
Blackstone Secured Lending Fund
5.300% due 06/30/30 653 632
Block Financial LLC
2.500% due 07/15/28 608 574
Blue Owl Capital Corp.
2.875% due 06/11/28 994 924
Brandywine Operating Partnership, LP
3.950% due 11/15/27 300 288
8.300% due 03/15/28 8 8
Brown & Brown, Inc.
4.500% due 03/15/29 841 837
5.250% due 06/23/32 130 130
5.550% due 06/23/35 180 180
6.250% due 06/23/55 190 189
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 1,202 1,243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 425 448
Carlyle Secured Lending, Inc.
6.750% due 02/18/30 554 549
Citadel Securities Global Holdings
LLC
5.750% due 03/27/36 (Þ) 593 585
Citigroup, Inc.
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 1,282 1,262
2.666% due 01/29/31 (SOFR +
1.146%)(Ê) 555 515
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 695 622
5.449% due 06/11/35 (SOFR +
1.447%)(Ê) 785 796
CNO Financial Group, Inc.
5.250% due 05/30/29 681 682
Corebridge Financial, Inc.
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 994 1,005
Diversified Healthcare Trust
4.750% due 02/15/28 60 58
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 331 355
Enact Holdings, Inc.
6.250% due 05/28/29 624 642
Equifax, Inc.
5.100% due 06/01/28 1,274 1,290
3.100% due 05/15/30 405 379
2.350% due 09/15/31 640 561
Equinix, Inc.
3.900% due 04/15/32 670 633
F&G Annuities & Life, Inc.
7.400% due 01/13/28 807 822
Fifth Third Bancorp
4.772% due 07/28/30 (SOFR +
2.127%)(Ê) 739 739
FS KKR Capital Corp.
3.125% due 10/12/28 660 603
Gabx Leasing LLC
5.300% due 04/15/36 (Þ) 280 275
Genworth Holdings, Inc.
6.500% due 06/15/34 186 187
Global Net Lease, Inc.
4.500% due 09/30/28 (Þ) 454 440
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 878 886
Goldman Sachs BDC, Inc.
5.650% due 09/09/30 598 575
Goldman Sachs Group, Inc. (The)
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 490 442
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 610 620
4.939% due 10/21/36 (SOFR +
1.330%)(Ê) 510 494

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.065% due 01/21/37 (SOFR +
1.190%)(Ê) 620 607
Highwoods Realty, LP
4.125% due 03/15/28 1,064 1,049
HSBC Holdings PLC
5.279% due 03/10/37 (SOFR +
1.550%) 290 285
Hudson Pacific Properties, LP
3.950% due 11/01/27 181 171
5.950% due 02/15/28 99 94
4.650% due 04/01/29 257 220
3.250% due 01/15/30 143 116
ING Groep NV
5.420% due 03/23/37 (SOFR +
1.610%) 350 349
Intercontinental Exchange, Inc.
3.000% due 06/15/50 265 169
Jefferies Financial Group, Inc.
5.500% due 02/15/36 430 412
JPMorgan Chase & Co.
3.782% due 02/01/28 (CME Term
SOFR 3 Month + 1.599%)(Ê) 540 537
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 225 228
4.255% due 10/22/31 (SOFR +
0.930%)(Ê) 280 276
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 630 570
5.502% due 01/24/36 (SOFR +
1.315%)(Ê) 600 614
4.810% due 10/22/36 (SOFR +
1.190%)(Ê) 680 660
4.898% due 01/22/37 (SOFR +
1.070%)(Ê) 450 440
KeyBank National Association
5.000% due 01/26/33 890 878
Kilroy Realty, LP
4.750% due 12/15/28 1,054 1,046
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 1,129 1,097
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 1,370 1,377
Morgan Stanley
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 405 364
5.073% due 01/30/37 (SOFR +
1.184%)(Ê) 690 676
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 325 245
Series I
4.892% due 10/22/36 (SOFR +
1.314%)(Ê) 450 435
Series MTN
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 750 760
Morgan Stanley Direct Lending Fund
6.000% due 05/19/30 539 530
NMI Holdings, Inc.
6.000% due 08/15/29 738 754
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nuveen Churchill Direct Lending Corp.
6.650% due 03/15/30 697 692
Nuveen LLC
4.000% due 11/01/28 (Þ) 295 293
Oaktree Specialty Lending Corp.
7.100% due 02/15/29 1,020 1,026
Omega Healthcare Investors, Inc.
3.625% due 10/01/29 856 822
3.375% due 02/01/31 310 287
Peachtree Corners Funding Trust II
6.012% due 05/15/35 (Þ) 330 338
Pinnacle Bank
5.625% due 02/15/28 1,019 1,030
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 215 221
Progressive Corp. (The)
5.150% due 03/26/36 330 331
Prospect Capital Corp.
3.437% due 10/15/28 335 295
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
SOFR + 2.380%)(Ê) 1,023 997
Raymond James Financial, Inc.
4.900% due 09/11/35 605 590
5.650% due 09/11/55 513 487
Realty Income Corp.
2.850% due 12/15/32 540 479
S&P Global, Inc.
2.300% due 08/15/60 360 174
3.900% due 03/01/62 110 78
Sabra Health Care, LP
3.200% due 12/01/31 445 402
Sammons Financial Group, Inc.
4.450% due 05/12/27 (Þ) 605 602
Santander Holdings USA, Inc.
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 574 592
4.400% due 07/13/27 180 180
Service Properties Trust
4.950% due 10/01/29 319 289
4.375% due 02/15/30 75 67
Simon Property Group, LP
1.750% due 02/01/28 265 254
3.250% due 09/13/49 950 635
Sixth Street Specialty Lending, Inc.
6.950% due 08/14/28 846 865
Synchrony Bank
5.625% due 08/23/27 555 561
Synchrony Financial
3.950% due 12/01/27 612 605
5.150% due 03/19/29 472 473
Takeoff Merger Sub, Inc.
5.500% due 03/24/36 (Þ) 180 177
Truist Financial Corp.
Series MTN
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 505 508

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.887% due 06/07/29 (SOFR +
0.862%)(Ê) 475 450
Unum Group
4.046% due 08/15/41 (Þ) 550 440
4.500% due 12/15/49 170 133
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 1,025 1,029
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 425 439
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 209 200
Vornado Realty, LP
2.150% due 06/01/26 45 45
3.400% due 06/01/31 279 249
5.750% due 02/01/33 370 363
Voya Financial, Inc.
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 944 895
Webster Financial Corp.
4.100% due 03/25/29 1,267 1,241
Wells Fargo & Co.
5.198% due 01/23/30 (SOFR +
1.500%)(Ê) 650 661
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 1,370 1,390
4.960% due 01/23/37 (SOFR +
1.100%)(Ê) 530 516
Western Alliance Bank
6.537% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê) 893 875
Zions Bancorp NA
3.250% due 10/29/29 366 339
73,582
Health Care - 1.5%
AbbVie, Inc.
3.200% due 11/21/29 265 255
4.250% due 11/21/49 685 555
5.400% due 03/15/54 235 224
Alcon Finance Corp.
3.000% due 09/23/29 (Þ) 1,381 1,312
Amgen, Inc.
5.150% due 03/02/28 405 411
4.200% due 02/22/52 200 155
Bristol-Myers Squibb Co.
3.900% due 02/20/28 212 212
2.550% due 11/13/50 555 324
Cardinal Health, Inc.
4.900% due 09/15/45 275 242
Centene Corp.
2.450% due 07/15/28 800 745
3.000% due 10/15/30 1,010 885
CVS Health Corp.
4.300% due 03/25/28 15 15
4.250% due 04/01/50 1,210 916
Elevance Health, Inc.
4.750% due 02/15/30 215 216
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.200% due 02/15/35 570 569
HCA, Inc.
5.625% due 09/01/28 1,018 1,039
3.625% due 03/15/32 585 543
5.750% due 03/01/35 530 545
Merck & Co., Inc.
2.750% due 12/10/51 630 383
Novartis Capital Corp.
5.700% due 03/18/56 420 423
Pfizer Investment Enterprises Pte., Ltd.
4.750% due 05/19/33 540 538
Pfizer, Inc.
2.550% due 05/28/40 330 239
Royalty Pharma PLC
1.750% due 09/02/27 535 516
Tenet Healthcare Corp.
6.875% due 11/15/31 171 182
UnitedHealth Group, Inc.
5.875% due 02/15/53 880 869
6.050% due 02/15/63 405 405
12,718
Materials and Processing - 0.7%
Celanese US Holdings LLC
7.379% due 07/15/32 582 608
7.200% due 11/15/33 388 414
FMC Corp.
4.500% due 10/01/49 124 77
6.375% due 05/18/53 492 370
Huntsman International LLC
4.500% due 05/01/29 511 479
2.950% due 06/15/31 150 124
5.700% due 10/15/34 105 97
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 1,442 1,383
2.300% due 11/01/30 (Þ) 685 610
Louisiana-Pacific Corp.
3.625% due 03/15/29 (Þ) 453 436
LYB International Finance III LLC
3.800% due 10/01/60 1,163 712
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 174 166
United States Steel Corp.
6.650% due 06/01/37 180 183
5,659
Producer Durables - 1.7%
Avnet, Inc.
6.250% due 03/15/28 1,030 1,060
Caterpillar, Inc.
5.200% due 05/15/35 700 717
Dover Corp.
2.950% due 11/04/29 924 877
Entegris, Inc.
4.750% due 04/15/29 (Þ) 1,225 1,211
Flowserve Corp.
3.500% due 10/01/30 265 249
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 622 605
6.750% due 01/15/31 (Þ) 177 183

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Honeywell International, Inc.
4.500% due 01/15/34 395 389
Huntington Ingalls Industries, Inc.
3.483% due 12/01/27 1,102 1,085
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 802 830
Keysight Technologies, Inc.
3.000% due 10/30/29 814 775
Kirby Corp.
4.200% due 03/01/28 1,052 1,045
Lennox International, Inc.
5.500% due 09/15/28 431 439
Masco Corp.
1.500% due 02/15/28 1,373 1,300
Nordson Corp.
5.600% due 09/15/28 528 540
Penske Truck Leasing Co., LP / PTL
Finance Corp.
6.200% due 06/15/30 (Þ) 510 537
Republic Services, Inc.
5.000% due 04/01/34 340 343
RTX Corp.
4.125% due 11/16/28 980 976
Waste Management, Inc.
4.625% due 02/15/33 575 576
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 640 642
XPO CNW, Inc.
6.700% due 05/01/34 83 85
14,464
Technology - 2.7%
Alphabet, Inc.
4.800% due 02/15/36 340 338
5.650% due 02/15/56 580 578
Apple, Inc.
3.000% due 06/20/27 735 727
Belo Corp.
7.750% due 06/01/27 130 134
7.250% due 09/15/27 52 52
Booz Allen Hamilton, Inc.
4.000% due 07/01/29 (Þ) 1,307 1,265
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 893 850
Crane NXT Co.
6.550% due 11/15/36 65 66
4.200% due 03/15/48 265 160
Fidelity National Information Services,
Inc.
4.800% due 03/10/31 400 397
Fiserv, Inc.
3.500% due 07/01/29 445 426
Foundry JV Holdco LLC
6.100% due 01/25/36 (Þ) 1,235 1,274
Gartner, Inc.
3.750% due 10/01/30 (Þ) 1,318 1,204
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 425 411
5.600% due 10/15/54 440 394
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intuit, Inc.
5.200% due 09/15/33 510 519
5.500% due 09/15/53 325 299
Jabil, Inc.
3.600% due 01/15/30 510 490
Kyndryl Holdings, Inc.
6.350% due 02/20/34 375 348
Marvell Technology, Inc.
5.950% due 09/15/33 215 226
5.450% due 07/15/35 240 244
Series *
4.875% due 06/22/28 325 328
Meta Platforms, Inc.
5.400% due 08/15/54 505 457
5.750% due 11/15/65 690 640
Series .
5.625% due 11/15/55 880 824
Motorola Solutions, Inc.
4.600% due 05/23/29 1,625 1,627
2.300% due 11/15/30 225 203
MSCI, Inc.
4.000% due 11/15/29 (Þ) 976 947
NetApp, Inc.
2.700% due 06/22/30 555 509
5.700% due 03/17/35 469 478
News Corp.
3.875% due 05/15/29 (Þ) 627 605
Oracle Corp.
3.250% due 11/15/27 950 927
2.300% due 03/25/28 1,349 1,286
2.875% due 03/25/31 630 560
5.200% due 09/26/35 340 319
3.950% due 03/25/51 215 136
5.950% due 09/26/55 651 547
6.700% due 02/04/56 440 408
Roper Technologies, Inc.
2.950% due 09/15/29 1,382 1,306
Seagate Data Storage Technology Pte,
Ltd.
4.091% due 06/01/29 (Þ) 191 185
22,694
Utilities - 3.5%
Alliant Energy Finance LLC
5.950% due 03/30/29 (Þ) 678 703
Ameren Illinois Co.
3.800% due 05/15/28 385 382
American Water Capital Corp.
5.700% due 09/01/55 173 169
AT&T, Inc.
4.250% due 03/01/27 535 535
4.550% due 11/01/32 306 301
4.900% due 11/01/35 567 553
3.650% due 06/01/51 980 672
3.850% due 06/01/60 552 370
Avangrid, Inc.
3.800% due 06/01/29 511 500
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 618 660

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brooklyn Union Gas Co. (The)
3.865% due 03/04/29 (Þ) 885 869
CenterPoint Energy, Inc.
5.400% due 06/01/29 1,192 1,221
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 1,348 1,304
Dominion Energy, Inc.
Series A
6.875% due 02/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.386%)(Ê) 722 741
DTE Electric Co.
Series A
1.900% due 04/01/28 275 263
DTE Energy Co.
Series C
3.400% due 06/15/29 545 527
Duke Energy Carolinas LLC
2.450% due 08/15/29 750 706
Duke Energy Progress LLC
3.450% due 03/15/29 505 494
Edison International
5.250% due 11/15/28 754 760
Emera US Finance LLC
Series B
6.850% due 10/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.648%)(Ê) 340 340
FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/29 (Þ) 781 776
Frontier Florida LLC
Series E
6.860% due 02/01/28 202 209
Frontier North, Inc.
Series G
6.730% due 02/15/28 175 180
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 500 487
ITC Holdings Corp.
4.950% due 09/22/27 (Þ) 519 522
Lumen Technologies, Inc.
Series P
7.600% due 09/15/39 98 92
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
SOFR + 3.156%)(Ê) 526 525
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 1,241 1,195
Oglethorpe Power Corp.
3.750% due 08/01/50 750 533
Pacific Gas and Electric Co.
3.300% due 12/01/27 1,336 1,309
PacifiCorp
3.500% due 06/15/29 290 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.375% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.319%)(Ê) 324 308
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 865 893
Rogers Communications, Inc.
5.000% due 02/15/29 275 278
Sempra
3.700% due 04/01/29 695 679
Southern Co. (The)
5.113% due 08/01/27 603 608
Sprint Capital Corp.
6.875% due 11/15/28 1,167 1,234
System Energy Resources, Inc.
6.000% due 04/15/28 557 572
T-Mobile USA, Inc.
3.750% due 04/15/27 505 502
4.950% due 03/15/28 375 379
2.400% due 03/15/29 560 529
3.375% due 04/15/29 138 134
5.750% due 01/15/34 613 639
3.300% due 02/15/51 575 376
Verizon Communications, Inc.
4.272% due 01/15/36 554 512
3.550% due 03/22/51 1,615 1,127
5.875% due 11/30/55 350 340
Virginia Electric and Power Co.
5.550% due 08/15/54 215 203
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 2,487 2,445
29,935
229,684
International Debt - 12.5%
ACREC LLC
Series 2026-FL4 Class A
5.130% due 01/18/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 3,411 3,414
Adani Ports and Special Economic
Zone, Ltd.
4.375% due 07/03/29 (Þ) 1,147 1,096
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.100% due 01/19/29 450 456
3.300% due 01/30/32 580 527
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 477 488
Africa Finance Corp.
4.375% due 04/17/26 (Þ) 393 392
Allianz SE
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 600 621
America Movil SAB de CV
3.625% due 04/22/29 1,273 1,238
Ares CLO, Ltd.
Series 2025-ALF8 Class A1
4.918% due 01/24/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 550 549

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Australia and New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 650 581
Avolon Holdings Funding, Ltd.
2.750% due 02/21/28 (Þ) 520 502
Bain Capital Credit CLO, Ltd.
Series 2025-4A Class A1
5.099% due 01/17/39 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 1,000 999
Series 2025-4A Class D1
6.459% due 01/17/39 (CME Term
SOFR 3 Month + 2.600%)(Ê)(Þ) 1,750 1,723
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 720 716
Banco Santander Mexico SA
Institucion de Banca Multiple Grupo
Financiero Santand
5.621% due 12/10/29 (Þ) 598 611
Banco Santander SA
3.490% due 05/28/30 600 571
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 858 949
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 1,318 1,296
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 717 686
Banque Federative du Credit Mutuel
SA
5.106% due 01/15/36 (Þ) 260 255
Barclays PLC
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 775 807
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 1,132 1,136
6.224% due 05/09/34 (SOFR +
2.980%)(Ê) 1,095 1,149
Barings CLO, Ltd.
Series 2025-1A Class A
4.798% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,400 1,393
Bellemeade Re, Ltd.
Series 2023-1 Class M1A
5.862% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 111 111
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 686 708
BNP Paribas SA
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 1,095 1,120
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 169 183
BPCE SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.760% due 01/13/32 (SOFR +
1.267%)(Ê)(Þ) 290 286
5.417% due 01/13/37 (SOFR +
1.568%)(Ê)(Þ) 880 858
British Airways Pass-Through Trust
Series 2018-1 Class AA
3.800% due 03/20/33 (Þ) 445 433
Brookfield Asset Management, Ltd.
6.077% due 09/15/55 257 254
Brookfield Finance, Inc.
4.700% due 09/20/47 872 725
Brookfield Infrastructure Finance ULC
6.750% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.453%)(Ê) 611 607
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 689
Canadian Pacific Railway Co.
6.125% due 09/15/15 656 661
Cellnex Finance Co. SA
3.875% due 07/07/41 (Þ) 650 515
Celulosa Arauco y Constitucion SA
3.875% due 11/02/27 834 822
4.250% due 04/30/29 (Þ) 502 478
Cencosud SA
4.375% due 07/17/27 (Þ) 922 919
Cenovus Energy, Inc.
2.650% due 01/15/32 984 875
Credit Agricole SA
3.250% due 01/14/30 (Þ) 750 704
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 1,115 1,096
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 580 582
Danske Bank A/S
5.705% due 03/01/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.400%)(Ê)(Þ) 1,160 1,192
Deutsche Bank AG
4.469% due 12/10/31 (SOFR +
1.100%)(Ê) 370 363
3.729% due 01/14/32 (SOFR +
2.757%)(Ê) 1,056 979
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 276 275
Deutsche Telekom International
Finance BV
8.750% due 06/15/30 587 674
Diageo Capital PLC
5.625% due 10/05/33 650 676
Eagle Funding Luxco SARL
5.500% due 08/17/30 (Þ) 2,053 2,061
Eagle RE, Ltd.
Series 2021-2 Class M1C
7.112% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 352 353

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-2 Class M2
7.912% due 04/25/34 (SOFR 30 Day
Average + 4.250%)(Ê)(Þ) 1,650 1,684
Element Fleet Management Corp.
6.319% due 12/04/28 (Þ) 665 693
EMD Finance LLC
4.625% due 10/15/32 (Þ) 330 325
5.000% due 10/15/35 (Þ) 550 542
Emera US Finance, LP
2.639% due 06/15/31 856 764
Enbridge, Inc.
3.125% due 11/15/29 599 571
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 424 430
Enel Finance International NV
7.750% due 10/14/52 (Þ) 820 961
Export-Import Bank of Korea
3.250% due 08/12/26 1,050 1,046
Flatiron CLO, Ltd.
Series 2024-4A Class A
5.002% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 1,000 1,000
Series 2025-30A Class A1
4.832% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 1,100 1,098
Fresenius Medical Care US Finance
III, Inc.
3.750% due 06/15/29 (Þ) 1,350 1,310
Gildan Activewear, Inc.
4.700% due 10/07/30 (Þ) 203 201
5.400% due 10/07/35 (Þ) 203 198
Glencore Funding LLC
5.634% due 04/04/34 (Þ) 239 245
Home RE, Ltd.
Series 2022-1 Class B1
12.662% due 10/25/34 (SOFR 30
Day Average + 9.000%)(Ê)(Þ) 1,430 1,589
HSBC Holdings PLC
7.390% due 11/03/28 (SOFR +
3.350%)(Ê) 600 625
5.286% due 11/19/30 (SOFR +
1.290%)(Ê) 325 331
Series **
7.625% due 05/17/32 669 743
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 599 591
Imperial Brands Finance PLC
3.875% due 07/26/29 (Þ) 1,299 1,267
6.375% due 07/01/55 (Þ) 740 734
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 892 877
4.875% due 01/14/48 (Þ) 524 395
InRetail Consumer
3.250% due 03/22/28 (Þ) 1,159 1,115
Intesa Sanpaolo SpA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.198% due 06/01/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.600%)(Ê)(Þ) 1,184 1,108
LG Energy Solution, Ltd.
5.750% due 09/25/28 (Þ) 1,227 1,253
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,095 1,100
4.943% due 11/04/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.970%)(Ê) 1,368 1,320
LSEG US Fin Corp.
5.250% due 03/23/36 (Þ) 280 277
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 130 135
5.150% due 03/17/30 (Þ) 445 443
6.500% due 03/26/31 (Þ) 180 189
Macquarie Group, Ltd.
1.629% due 09/23/27 (SOFR +
0.910%)(Ê)(Þ) 1,865 1,840
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 139 151
Methanex Corp.
5.250% due 12/15/29 147 145
5.650% due 12/01/44 151 134
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 726 727
Mexico Government International
Bond
5.375% due 03/22/33 1,498 1,462
Series 10
5.625% due 09/22/35 310 300
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL8 Class A
5.027% due 02/19/37 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 1,223 1,223
Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.630%)(Ê) 835 854
National Australia Bank, Ltd.
2.332% due 08/21/30 (Þ) 810 729
Nippon Life Insurance Co.
5.046% due 04/02/33 (Þ) 281 281
Nissan Motor Co., Ltd.
4.345% due 09/17/27 (Þ) 977 950
4.810% due 09/17/30 (Þ) 38 34
OCP CLO, Ltd.
Series 2021-22A Class AR
5.018% due 10/20/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 1,600 1,600
Series 2025-45A Class D1
6.371% due 10/15/38 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,300 1,284
Open Text Corp.
6.900% due 12/01/27 (Þ) 323 332
Petroleos Mexicanos

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.950% due 01/28/31 391 374
6.700% due 02/16/32 2,214 2,167
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 95 97
Prosus NV
3.832% due 02/08/51 (Þ) 710 456
Radnor RE, Ltd.
Series 2021-2 Class M1B
7.362% due 11/25/31 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 710 714
Series 2023-1 Class M1A
6.362% due 07/25/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 192 192
Regatta XXVII Funding, Ltd.
Series 2024-1A Class A1
5.198% due 04/26/37 (CME Term
SOFR 3 Month + 1.530%)(Ê)(Þ) 1,000 1,001
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 633 624
Rogers Communications, Inc.
5.300% due 02/15/34 535 533
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 510 518
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 439 433
Romanian Government International
Bond
5.750% due 07/04/36 (Þ) 488 452
Santos Finance, Ltd.
5.750% due 11/13/35 (Þ) 670 670
Scentre Group Trust 2
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 710 704
SMBC Aviation Capital Finance DAC
5.550% due 04/03/34 (Þ) 655 658
Societe Generale SA
5.634% due 01/19/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 747 763
2.889% due 06/09/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 598 537
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
SOFR + 1.460%)(Ê)(Þ) 185 189
Sumitomo Mitsui Financial Group, Inc.
5.570% due 01/15/47 (SOFR +
1.360%)(Ê) 530 512
Suncor Energy, Inc.
7.000% due 11/15/28 746 793
Suzano Austria GmbH
6.000% due 01/15/29 749 765
Telecom Italia Capital SA
6.375% due 11/15/33 104 109
6.000% due 09/30/34 355 361
7.200% due 07/18/36 134 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.721% due 06/04/38 172 192
TELUS Corp.
Series ...
6.625% due 06/09/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.515%)(Ê) 240 233
Tesco PLC
6.150% due 11/15/37 (Þ) 623 635
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 1,546 1,513
TransAlta Corp.
6.500% due 03/15/40 182 180
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 430 421
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 737 735
UBS Group AG
3.126% due 08/13/30 (USD 3 Month
SOFR + 1.468%)(Ê)(Þ) 1,301 1,237
2.746% due 02/11/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 600 530
UniCredit SpA
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 491 517
United Utilities PLC
6.875% due 08/15/28 800 840
UPM-Kymmene Oyj
7.450% due 11/26/27 (Þ) 699 730
Var Energi ASA
7.500% due 01/15/28 (Þ) 788 823
8.000% due 11/15/32 (Þ) 268 305
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 478 462
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 4.873%)(Ê) 699 717
Voya CLO, Ltd.
Series 2024-4A Class A1RR
5.032% due 10/15/37 (CME Term
SOFR 3 Month + 1.360%)(Ê)(Þ) 1,000 1,000
Wellesley Park CLO, Ltd.
Series 2025-1A Class D1
6.358% due 01/24/39 (CME Term
SOFR 3 Month + 2.450%)(Ê)(Þ) 1,900 1,875
Woori Bank
6.375% due 07/24/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.277%)(Ê)(Þ) 1,097 1,133
Yara International ASA
4.750% due 06/01/28 (Þ) 514 515
106,920
Mortgage-Backed Securities - 22.5%

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alternative Loan Trust
Series 2007-16CB Class 1A5
4.193% due 08/25/37 (CME Term
SOFR 1 Month + 0.514%)(Ê) 195 123
Arbor Realty Commercial Real Estate
Notes LLC
Series 2025-FL1 Class AS
5.508% due 01/20/43 (CME Term
SOFR 1 Month + 1.833%)(Ê)(Þ) 2,090 2,089
Series 2025-FL1 Class B
5.967% due 01/20/43 (CME Term
SOFR 1 Month + 2.292%)(Ê)(Þ) 1,290 1,289
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL4 Class A
5.137% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 333 334
Series 2022-FL1 Class A
5.122% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 786 786
Barclays Mortgage Loan Trust
Series 2022-RPL1 Class A
7.250% due 02/25/28 (~)(Ê)(Þ) 483 486
BDS LLC
Series 2025-FL14 Class A
4.959% due 10/17/42 (CME Term
SOFR 1 Month + 1.282%)(Ê)(Þ) 697 694
Series 2025-FL16 Class A
5.077% due 06/19/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 4,762 4,753
BRCK Trust
Series 2025-830B Class A
4.476% due 12/10/42 (~)(Ê)(Þ) 560 555
BX Commercial Mortgage Trust
Series 2021-CIP Class D
5.459% due 12/15/38 (CME Term
SOFR 1 Month + 1.785%)(Ê)(Þ) 2,264 2,262
Series 2024-BIO Class C
6.313% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 6,753 6,687
Series 2024-MDHS Class A
5.314% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 2,026 2,026
Series 2024-MDHS Class B
5.514% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 1,295 1,294
Series 2024-VLT4 Class C
5.813% due 06/15/41 (CME Term
SOFR 1 Month + 2.140%)(Ê)(Þ) 2,093 2,075
Series 2025-ROIC Class C
5.216% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 1,205 1,194
Series 2025-ROIC Class D
5.665% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 3,371 3,347
Series 2026-CART Class A
4.723% due 02/15/36 (CME Term
SOFR 1 Month + 1.050%)(Ê)(Þ) 2,836 2,812
CAMB Commercial Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,894
Series 2021-CX2 Class C
2.771% due 11/10/46 (~)(Ê)(Þ) 3,244 2,559
Chase Home Lending Mortgage Trust
Series 2025-9 Class A4
6.000% due 06/25/56 (~)(Ê)(Þ) 992 1,000
Series 2026-3 Class A4
5.500% due 01/25/57 (~)(Ê)(Þ) 3,400 3,368
DBGS Mortgage Trust
Series 2019-1735 Class D
4.195% due 04/10/37 (~)(Ê)(Þ) 985 815
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
4.170% due 06/27/37 (~)(Ê)(Þ) 170 153
Fannie Mae
2.600% due 2031 366 337
6.000% due 2032 4 4
5.000% due 2033 1 1
5.500% due 2034 3 3
4.500% due 2035 102 103
5.500% due 2037 3 4 35
5.500% due 2038 1 34 139
6.000% due 2039 12 13
4.000% due 2040 91 89
5.500% due 2040 17 3 178
6.000% due 2040 37 39
4.000% due 2041 135 131
6.000% due 2041 6 0 63
3.500% due 2043 334 317
4.000% due 2044 319 310
3.500% due 2045 404 379
3.000% due 2046 57 52
3.500% due 2046 82 78
4.000% due 2046 384 369
4.500% due 2046 137 135
3.000% due 2047 237 215
3.500% due 2047 184 174
4.000% due 2047 33 31
4.500% due 2048 460 453
5.000% due 2048 91 93
3.000% due 2049 2, 7 3 5 2,432
4.000% due 2049 439 421
5.000% due 2049 193 194
2.500% due 2050 5,268 4,452
3.000% due 2050 5,143 4,582
2.000% due 2051 8,132 6,607
2.500% due 2051 406 347
4.000% due 2052 4,304 4,078
4.500% due 2053 6,351 6,151
5.000% due 2053 2,584 2,564
5.500% due 2053 3,517 3,566
5.000% due 2055 3,040 3,002
4.500% due
20
56 6,700 6,461
5.000% due
20
56 1,800 1,775
Fannie Mae REMIC Trust
Series 2004-W5 Class A1
6.000% due 02/25/47 74 76

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 1 1
Series 2005-24 Class ZE
5.000% due 04/25/35 48 49
Freddie Mac
5.500% due 2038 107 111
6.000% due 2038 32 34
5.000% due 2040 54 55
4.000% due 2041 396 387
4.500% due 2041 55 55
5.500% due 2041 62 64
3.500% due 2043 215 204
4.000% due 2044 147 142
3.500% due 2045 307 290
4.000% due 2045 156 151
3.000% due 2046 1,082 982
4.000% due 2046 72 69
3.000% due 2047 394 357
3.000% due 2048 58 52
4.000% due 2048 421 404
4.500% due 2048 122 120
3.000% due 2049 138 123
2.500% due 2050 1,257 1,083
3.000% due 2050 2 , 098 1,872
2.000% due 2051 947 772
2.500% due 2051 60 52
4.000% due 2052 5,331 5,051
4.500% due 2052 6,143 5,951
5.000% due 2055 6,619 6,589
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 17 17
Series 2006-R007 Class ZA
6.000% due 05/15/36 62 64
Series 2010-3632 Class PK
5.000% due 02/15/40 19 20
Series 2010-3653 Class B
4.500% due 04/15/30 30 31
Series 2012-4010 Class KM
3.000% due 01/15/42 23 22
Ginnie Mae II
2.500% due 2052 5,403 4,648
4.500% due 2055 6,948 6,710
5.500% due 2055 5,055 5,122
Guaranteed Funding (DK), Ltd.
Series 2024-SPBX Class A
5.173% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 751 751
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Æ)(Ø)(Þ) 1,170 —
Hudson Yards Mortgage Trust
Series 2025-SPRL Class A
5.467% due 01/13/40 (~)(Ê)(Þ) 971 994
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 56 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 103 92
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 2,493 2,327
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,128 1,986
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 588 533
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,215 1,974
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,002 900
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 2,234 2,001
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,041 946
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL9 Class A
5.827% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 2,416 2,418
Series 2024-FL14 Class A
5.410% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 2,620 2,625
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.343% due 09/13/39 (~)(Ê)(Þ) 8,761 30
Series 2017-237P Class XB
Interest Only STRIPS
0.050% due 09/13/39 (~)(Ê)(Þ) 5,418 5
Preston Ridge Partners Mortgage Trust
5.281% due 03/25/56 (~)(Ê)(Þ) 3,000 3,011
Series 2023-RCF2 Class A2
4.000% due 11/25/53 (~)(Ê)(Þ) 1,000 981
Series 2023-RCF2 Class A3
4.000% due 11/25/53 (~)(Ê)(Þ) 1,707 1,671
Series 2024-7 Class A1
5.870% due 11/25/29 (~)(Ê)(Þ) 672 672
Series 2024-RCF1 Class A2
4.000% due 01/25/54 (~)(Ê)(Þ) 560 549
Series 2024-RCF6 Class A1
4.000% due 10/25/64 (~)(Ê)(Þ) 1,462 1,442
Series 2025-2 Class A1
6.469% due 05/25/30 (~)(Ê)(Þ) 1,805 1,801
Series 2025-4 Class A1
6.179% due 06/25/30 (~)(Ê)(Þ) 1,976 1,973
Series 2025-6 Class A1
5.774% due 08/25/28 (~)(Ê)(Þ) 1,009 1,007
Series 2025-7 Class A1
5.503% due 08/25/30 (~)(Ê)(Þ) 1,549 1,544
Series 2025-RCF1 Class A1
4.845% due 01/25/56 (~)(Ê)(Þ) 951 945
Series 2025-RCF1 Class A3
5.305% due 01/25/56 (~)(Ê)(Þ) 1,000 998
Series 2025-RCF3 Class M1A
5.250% due 07/25/55 (~)(Ê)(Þ) 1,100 1,081
Series 2025-RCF4 Class A1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 08/25/55 (~)(Ê)(Þ) 3,150 3,117
RFR Trust
Series 2025-SGRM Class A
5.379% due 03/11/41 (~)(Ê)(Þ) 1,104 1,117
Series 2025-SGRM Class B
5.670% due 03/11/41 (~)(Ê)(Þ) 3,048 3,072
Series 2025-SGRM Class C
5.816% due 03/11/41 (~)(Ê)(Þ) 2,385 2,380
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 51 47
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
4.915% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 1,633 1,629
TORY Commercial Mortgage Trust
Series 2026-HGTS Class A
4.748% due 01/13/46 (~)(Ê)(Þ) 5,217 5,128
VDCM Commercial Mortgage Trust
Series 2025-AZ Class B
4.950% due 07/13/44 (~)(Ê)(Þ) 1,460 1,459
Series 2025-AZ Class C
5.449% due 07/13/44 (~)(Ê)(Þ) 2,824 2,837
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 295 241
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 718 621
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.930% due 06/20/44 (~)(Ê)(Þ) 76 74
192,728
Non-US Bonds - 5.3%
Apna Park CLO DAC
Series 2025-1A Class A
3.366% due 12/15/38 (3 Month
EURIBOR + 1.290%)(Ê)(Þ) EUR 4,500 5,194
Bundesrepublik Deutschland
Bundesanleihe
2.900% due 08/15/56 (Þ) EUR 316 327
Colombian Titulos de Tesoreria
Series B
12.500% due 02/27/30 COP 17,726,800 4,607
13.250% due 02/09/33 COP 3,601,300 964
Iceland Rikisbref
6.500% due 01/24/31 ISK 71,264 553
6.500% due 02/15/38 ISK 235,987 1,839
Indonesia Government International
Bond
4.100% due 03/04/34 EUR 731 813
Japan 30 Year Government
International Bond
Series 81
1.600% due 12/20/53 JPY 341,550 1,388
Series 84
2.100% due 09/20/54 JPY 218,400 1,000
Series 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.300% due 12/20/54 JPY 78,500 375
Series 89
3.400% due 12/20/55 JPY 24,900 150
Japan 40 Year Government
International Bond
Series 13
0.500% due 03/20/60 JPY 292,150 738
Mexico Government International
Bond
3.875% due 05/16/31 EUR 1,135 1,281
4.500% due 03/19/34 EUR 659 741
4.875% due 05/16/36 EUR 153 172
2.250% due 08/12/36 EUR 243 218
5.125% due 05/04/37 EUR 235 267
4.000% due 03/15/15 EUR 832 627
OCP Euro CLO DAC
Series 2026-15A Class A
3.322% due 04/18/39 (3 Month
EURIBOR + 1.200%)(Ê)(Š)(Þ) EUR 3,100 3,575
Petroleos Mexicanos
Series 26-2
10.800% due 08/08/34 MXN 37,500 2,056
Romanian Government International
Bond
4.625% due 03/04/33 (Þ) EUR 701 758
2.625% due 12/02/40 (Þ) EUR 1,294 939
2.750% due 04/14/41 (Þ) EUR 124 90
2.875% due 04/13/42 (Þ) EUR 647 468
3.375% due 01/28/50 (Þ) EUR 104 73
Rre 28 Loan Management DAC
Series 2026-28A Class A1
3.451% due 04/15/39 (3 Month
EURIBOR + 1.190%)(Ê)(Þ) EUR 5,500 6,326
Swiss Confederation Government
International Bond
Series 30Y
2.500% due 03/08/36 (Þ) CHF 1,169 1,769
Vantage Data Centers Germany
Borrower Lux SARL
Series 2025-1A Class A2
4.292% due 06/28/50 (Þ) EUR 2,902 3,323
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 3,270 4,349
44,980
United States Government Agencies - 0.3%
Federal Farm Credit Banks Funding
Corp.
5.130% due 05/19/33 2,955 2,939
United States Government Treasuries - 10.0%
United States Treasury Notes
2.375% due 05/15/27 650 640
0.375% due 07/31/27 8,972 8,571
0.500% due 08/31/27 1,915 1,828
4.250% due 01/15/28 2,200 2,216
0.750% due 01/31/28 4,772 4,514
2.750% due 02/15/28 2,074 2,034
2.875% due 05/15/28 1,298 1,273
3.125% due 11/15/28 369 362

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 11/15/28 1,538 1,589
4.125% due 03/31/29 1,670 1,684
2.375% due 05/15/29 1,950 1,867
4.000% due 10/31/29 2,071 2,079
1.750% due 11/15/29 691 642
4.375% due 12/31/29 1,229 1,250
4.250% due 01/31/30 9,652 9,773
0.625% due 08/15/30 2,294 1,992
0.875% due 11/15/30 7,088 6,178
1.125% due 02/15/31 1,760 1,543
1.250% due 08/15/31 925 803
1.875% due 02/15/32 1,097 973
2.750% due 08/15/32 1,815 1,679
3.875% due 09/30/32 1,303 1,286
3.375% due 05/15/33 444 423
3.875% due 08/15/33 400 393
4.500% due 11/15/33 5,931 6,054
4.000% due 02/15/34 450 444
4.375% due 05/15/34 425 429
3.875% due 08/15/34 1,349 1,315
4.625% due 02/15/35 1,109 1,138
4.500% due 02/15/36 575 586
1.125% due 05/15/40 979 617
1.375% due 11/15/40 631 406
3.125% due 11/15/41 490 401
2.750% due 11/15/42 1,100 836
3.125% due 02/15/43 6,732 5,388
2.875% due 05/15/43 764 587
4.625% due 11/15/44 72 70
2.875% due 08/15/45 349 259
3.000% due 05/15/47 848 630
2.750% due 11/15/47 133 94
3.000% due 02/15/48 472 348
3.125% due 05/15/48 593 446
3.375% due 11/15/48 549 430
2.875% due 05/15/49 183 130
1.250% due 05/15/50 429 203
2.375% due 05/15/51 850 532
2.000% due 08/15/51 581 331
1.875% due 11/15/51 568 312
4.000% due 11/15/52 445 382
4.250% due 02/15/54 4,755 4,259
4.625% due 05/15/54 460 439
4.625% due 02/15/55 500 477
4.750% due 05/15/55 575 560
4.750% due 08/15/55 518 505
4.625% due 11/15/55 676 646
4.750% due 02/15/56 985 960
85,806
Total Long-Term Fixed
Income Investments
(cost $734,006) 715,438
Short-Term Investments - 15.4%
U.S. Cash Management Fund(@) 58,662,591 (∞) 58,651
United States Treasury Bills
3.515% due 04/30/26 (ž) 56,062 55,898
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.649% due 07/28/26 (ž) 17,700 17,491
Total Short-Term Investments
(cost $132,037) 132,040
Total Investments - 99.0%
(identified cost $866,043) 847,478
Other Assets and Liabilities,
Net - 1.0%
8,010
Net Assets - 100.0%
855,488

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 49
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
34.0%
200 Park Funding Trust 02/25/25 530,000 100.00 530
509
ACREC LLC 01/08/26 3,411,000 100.00 3,411
3,414
Adani Ports and Special Economic Zone, Ltd. 10/15/25 1,147,000 97.87 1,123
1,096
Africa Finance Corp. 11/02/21 393,000 100.05 393
392
Aircastle, Ltd. 08/03/22 1,007,000 93.80 945
975
Aircastle, Ltd. 10/30/24 1,160,000 101.67 1,179
1,192
Alcon Finance Corp. 12/03/25 1,381,000 96.16 1,328
1,312
Alliant Energy Finance LLC 08/13/25 678,000 104.29 707
703
Allianz SE 10/30/24 600,000 106.08 636
621
Antero Resources Corp. 01/07/25 424,000 97.83 415
426
Apna Park CLO DAC 10/07/25 EUR 4,500,000 116.51 5,243
5,194
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 2,090,000 99.76 2,085
2,089
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 1,290,000 99.76 1,287
1,289
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 333,405 100.00 333
334
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 786,047 99.98 786
786
Ares CLO, Ltd. 12/19/24 550,000 100.00 550
549
Audax Senior Debt CLO LLC 02/21/25 1,770,000 100.00 1,770
1,769
Australia and New Zealand Banking Group, Ltd. 10/30/24 650,000 86.54 562
581
Avolon Holdings Funding, Ltd. 10/30/24 520,000 95.53 497
502
Bain Capital Credit CLO, Ltd. 09/18/25 1,000,000 100.00 1,000
999
Bain Capital Credit CLO, Ltd. 09/18/25 1,750,000 100.00 1,750
1,723
Banco de Bogota SA 12/12/24 720,000 98.40 708
716
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand 02/11/26 598,000 103.55 619
611
Bangkok Bank PCL 05/13/25 858,000 109.72 941
949
Banque Federative du Credit Mutuel SA 01/07/26 470,000 100.00 470
463
Banque Federative du Credit Mutuel SA 01/07/26 260,000 100.00 260
255
Barclays Mortgage Loan Trust 03/26/24 483,195 98.29 475
486
Barings CLO, Ltd. 02/14/25 1,400,000 100.00 1,400
1,393
BDS LLC 02/21/25 697,000 99.76 695
694
BDS LLC 11/20/25 4,762,000 100.00 4,762
4,753
Bellemeade Re, Ltd. 10/18/23 110,575 100.00 111
111
Bimbo Bakeries USA, Inc. 02/11/25 686,000 102.03 700
708
Blackstone Holdings Finance Co. LLC 10/30/24 510,000 87.28 445
445
BNP Paribas SA 10/30/24 1,095,000 101.07 1,107
1,120
Bombardier, Inc. 06/11/25 169,000 107.11 181
183
Booz Allen Hamilton, Inc. 05/13/25 1,307,000 95.97 1,254
1,265
BPCE SA 01/06/26 880,000 100.00 880
858
BPCE SA 01/06/26 290,000 100.00 290
286
BRAVO Residential Funding Trust 10/09/24 472,752 99.99 473
473
BRAVO Residential Funding Trust 04/08/25 3,825,480 99.99 3,825
3,836
BRCK Trust 12/23/25 560,000 100.32 562
555
British Airways Pass-Through Trust 12/06/24 444,627 97.08 432
433
Brooklyn Union Gas Co. (The) 07/07/25 885,000 97.57 863
869
Bundesrepublik Deutschland Bundesanleihe 03/03/26 EUR 316,000 105.08 332
327
Business Jet Securities LLC 09/06/24 779,330 100.00 779
777
BX Commercial Mortgage Trust 12/02/21 2,264,388 99.89 2,262
2,262
BX Commercial Mortgage Trust 01/24/24 6,753,000 99.81 6,740
6,687
BX Commercial Mortgage Trust 05/02/24 2,026,156 99.77 2,022
2,026
BX Commercial Mortgage Trust 05/02/24 1,295,000 99.77 1,292
1,294
BX Commercial Mortgage Trust 02/20/25 3,371,158 99.80 3,364
3,347
BX Commercial Mortgage Trust 02/20/25 1,205,379 99.82 1,203
1,194
BX Commercial Mortgage Trust 06/13/25 2,093,000 99.76 2,088
2,075
BX Commercial Mortgage Trust 02/05/26 2,836,000 100.00 2,836
2,812
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.50 3,405
2,894
CAMB Commercial Mortgage Trust 09/24/24 3,244,000 82.11 2,664
2,559
Carnival Corp. 09/16/24 1,110,000 97.64 1,084
1,084
Cellnex Finance Co. SA 10/30/24 650,000 79.56 517
515
Celulosa Arauco y Constitucion SA 12/03/25 502,000 97.94 492
478
Cencosud SA 09/12/23 922,000 97.13 896
919
Chase Home Lending Mortgage Trust 08/07/25 992,049 101.41 1,006
1,000
Chase Home Lending Mortgage Trust 03/09/26 3,400,000 100.67 3,423
3,368
Cheniere Energy, Inc. 03/05/26 190,000 99.52 189
189
Cheniere Energy, Inc. 03/05/26 180,000 99.66 179
178
Churchill Middle Market CLO LLC 02/24/25 1,670,000 100.00 1,670
1,669
Citadel Securities Global Holdings LLC 03/24/26 593,000 98.44 584
585
CLI Funding LLC 07/24/24 1,099,908 100.48 1,105
1,100
Columbia Pipelines Holding Co. LLC 05/12/25 633,000 101.96 645
653

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Columbia Pipelines Operating Co. LLC 09/12/23 241,000 99.54 240
252
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 05/12/25 430,000 97.29 418
418
Credit Agricole SA 03/06/24 1,115,000 94.33 1,052
1,096
Credit Agricole SA 10/30/24 750,000 92.97 697
704
Daimler Truck Finance North America LLC 10/30/24 580,000 100.66 584
582
Danske Bank A/S 10/30/24 1,160,000 101.66 1,179
1,192
DBGS Mortgage Trust 04/03/19 985,000 100.90 994
815
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 170,399 100.33 171
153
Dresdner Funding Trust I 04/29/24 331,000 105.20 348
355
DT Midstream, Inc. 06/12/25 859,000 96.73 831
841
Eagle Funding Luxco SARL 07/28/25 2,053,000 99.78 2,048
2,061
Eagle RE, Ltd. 04/13/23 352,289 101.61 358
353
Eagle RE, Ltd. 01/11/24 1,650,000 103.25 1,704
1,684
Element Fleet Management Corp. 12/03/25 665,000 105.05 699
693
Ellington Financial Mortgage Trust 12/10/24 1,227,045 99.99 1,227
1,229
EMD Finance LLC 08/12/25 550,000 99.49 547
542
EMD Finance LLC 08/12/25 330,000 99.54 328
325
Enel Finance International NV 10/03/24 820,000 127.68 1,047
961
Entegris, Inc. 07/02/24 1,225,000 97.57 1,195
1,211
FIGRE Trust 03/19/24 1,444,489 100.03 1,445
1,467
FIGRE Trust 07/19/24 1,440,230 101.23 1,458
1,469
FIGRE Trust 09/09/24 839,016 100.00 839
838
FIGRE Trust 10/31/24 1,832,475 99.99 1,832
1,843
FIGRE Trust 12/11/24 1,175,589 99.99 1,175
1,186
FIGRE Trust 02/20/25 327,654 103.42 339
341
FIGRE Trust 03/20/25 1,633,703 100.11 1,636
1,645
FIGRE Trust 08/21/25 870,452 99.99 870
868
FIGRE Trust 10/15/25 920,641 100.00 921
913
FirstEnergy Pennsylvania Electric Co. 11/04/25 781,000 100.11 782
776
Flatiron CLO, Ltd. 11/01/24 1,000,000 100.00 1,000
1,000
Flatiron CLO, Ltd. 03/24/25 1,100,000 100.00 1,100
1,098
Foundry JV Holdco LLC 02/04/25 1,235,000 99.93 1,234
1,274
Fresenius Medical Care US Finance III, Inc. 10/15/25 1,350,000 97.99 1,323
1,310
Gabx Leasing LLC 03/10/26 280,000 99.80 279
275
Gartner, Inc. 05/13/25 1,318,000 93.52 1,233
1,204
GBX Leasing LLC 01/27/26 1,798,200 99.97 1,798
1,787
GFL Environmental, Inc. 04/07/25 622,000 95.65 595
605
GFL Environmental, Inc. 05/01/25 177,000 103.58 183
183
Gildan Activewear, Inc. 09/23/25 203,000 100.00 203
201
Gildan Activewear, Inc. 09/23/25 203,000 99.90 203
198
Glencore Funding LLC 11/12/24 239,000 100.89 241
245
Global Net Lease, Inc. 11/04/25 454,000 98.11 445
440
Guaranteed Funding (DK), Ltd. 03/01/24 751,000 100.00 751
751
HMH Trust 06/09/17 1,170,000 99.96 1,170
—
Home RE, Ltd. 05/09/25 1,430,000 112.65 1,611
1,589
Hudson Yards Mortgage Trust 01/07/25 971,000 100.00 971
994
Hyundai Capital America 10/30/24 360,000 94.63 341
343
Hyundai Capital America 10/30/24 520,000 96.26 501
503
ICICI Bank, Ltd. 10/03/24 599,000 99.02 593
591
Imperial Brands Finance PLC 06/24/25 740,000 99.53 736
734
Imperial Brands Finance PLC 10/15/25 1,299,000 98.98 1,286
1,267
Indianapolis Power & Light Co. 10/30/24 500,000 101.37 507
487
Infraestructura Energetica Nova SAPI de CV 07/06/22 892,000 96.94 865
877
Infraestructura Energetica Nova SAPI de CV 12/03/25 524,000 80.73 423
395
InRetail Consumer 02/06/24 1,159,000 94.97 1,101
1,115
International Flavors & Fragrances, Inc. 10/30/24 685,000 88.38 605
610
International Flavors & Fragrances, Inc. 11/12/24 1,442,000 95.80 1,387
1,383
Intesa Sanpaolo SpA 02/11/26 1,184,000 96.14 1,138
1,108
ITC Holdings Corp. 05/13/25 519,000 100.24 520
522
JPMorgan Mortgage Trust 06/05/20 56,233 102.65 58
51
JPMorgan Mortgage Trust 03/30/21 102,689 101.84 105
92
JPMorgan Mortgage Trust 04/26/21 2,493,000 101.97 2,542
2,327
JPMorgan Mortgage Trust 06/24/21 2,127,649 102.24 2,175
1,986
JPMorgan Mortgage Trust 01/26/22 2,215,037 99.18 2,197
1,974
JPMorgan Mortgage Trust 02/24/22 1,002,277 97.74 980
900
JPMorgan Mortgage Trust 03/23/22 2,233,556 96.44 2,154
2,001
JPMorgan Mortgage Trust 04/27/22 1,041,097 96.00 999
946

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 51
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
JPMorgan Mortgage Trust 04/20/23 588,106 89.21 525
533
JPMorgan Mortgage Trust 12/18/24 362,395 100.36 364
362
JPMorgan Mortgage Trust 01/29/25 575,208 99.99 575
577
JPMorgan Mortgage Trust 02/26/25 2,200,000 100.00 2,200
2,210
JPMorgan Mortgage Trust 03/18/25 1,783,858 99.99 1,784
1,789
JPMorgan Mortgage Trust 09/26/25 895,243 99.99 895
892
JPMorgan Mortgage Trust 02/18/26 1,261,485 100.28 1,265
1,250
LG Energy Solution, Ltd. 11/04/25 1,227,000 103.16 1,266
1,253
Louisiana-Pacific Corp. 12/03/25 453,000 96.95 439
436
LPL Holdings, Inc. 08/08/24 1,129,000 96.09 1,085
1,097
LSEG US Fin Corp. 03/16/26 280,000 99.04 277
277
Macquarie Airfinance Holdings, Ltd. 10/30/24 130,000 102.11 133
135
Macquarie Airfinance Holdings, Ltd. 10/30/24 180,000 103.04 185
189
Macquarie Airfinance Holdings, Ltd. 10/30/24 445,000 98.47 438
443
Macquarie Group, Ltd. 10/30/24 1,865,000 96.83 1,806
1,840
Marks & Spencer PLC 09/16/24 139,000 109.48 152
151
Mars, Inc. 03/05/25 290,000 99.42 288
285
Mars, Inc. 03/05/25 460,000 99.47 458
448
Mars, Inc. 03/05/25 150,000 99.82 150
152
Mars, Inc. 03/05/25 590,000 99.84 589
595
Mattel, Inc. 02/11/25 1,331,000 96.33 1,282
1,288
Meritage Homes Corp. 04/07/25 1,039,000 96.63 1,004
1,011
Mexico Generadora de Energia S de RL de CV 12/03/25 725,909 102.45 744
727
MF1 Multifamily Housing Mortgage Trust 05/13/22 2,415,886 99.24 2,397
2,418
MF1 Multifamily Housing Mortgage Trust 03/17/25 2,620,000 100.27 2,627
2,625
MF1 Multifamily Housing Mortgage Trust 10/16/25 1,223,281 100.03 1,224
1,223
Midwest Connector Capital Co. LLC 03/25/25 854,000 99.17 847
849
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.10 5
5
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 0.34 30
30
MSCI, Inc. 05/12/25 976,000 96.05 937
947
National Australia Bank, Ltd. 10/30/24 810,000 88.53 717
729
News Corp. 02/11/25 627,000 95.49 599
605
NGPL PipeCo LLC 09/26/19 553,000 122.36 677
641
Nippon Life Insurance Co. 03/25/26 281,000 100.00 281
281
Nissan Motor Co., Ltd. 04/02/25 977,000 97.96 957
950
Nissan Motor Co., Ltd. 06/11/25 38,000 93.32 35
34
NRG Energy, Inc. 03/06/24 1,241,000 95.22 1,182
1,195
Nuveen LLC 10/30/24 295,000 98.31 290
293
OCP CLO, Ltd. 04/01/25 1,600,000 99.95 1,599
1,600
OCP CLO, Ltd. 09/17/25 1,300,000 100.00 1,300
1,284
OCP Euro CLO DAC 02/13/26 EUR 3,100,000 118.75 3,681
3,575
Open Text Corp. 08/07/23 323,000 100.68 325
332
Peachtree Corners Funding Trust II 05/14/25 330,000 100.00 330
338
Penske Truck Leasing Co., LP / PTL Finance Corp. 10/30/24 510,000 104.39 532
537
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 95,000 96.39 92
97
Preston Ridge Partners Mortgage Trust 10/07/24 1,462,048 96.84 1,416
1,442
Preston Ridge Partners Mortgage Trust 11/08/24 672,145 100.00 672
672
Preston Ridge Partners Mortgage Trust 04/25/25 1,805,293 99.93 1,804
1,801
Preston Ridge Partners Mortgage Trust 06/03/25 1,976,047 99.94 1,975
1,973
Preston Ridge Partners Mortgage Trust 07/24/25 1,009,069 99.92 1,008
1,007
Preston Ridge Partners Mortgage Trust 08/08/25 3,149,996 98.71 3,109
3,117
Preston Ridge Partners Mortgage Trust 08/19/25 1,548,668 99.96 1,548
1,544
Preston Ridge Partners Mortgage Trust 09/17/25 1,100,000 99.69 1,097
1,081
Preston Ridge Partners Mortgage Trust 01/22/26 951,214 100.00 951
945
Preston Ridge Partners Mortgage Trust 01/22/26 1,000,000 100.00 1,000
998
Preston Ridge Partners Mortgage Trust 02/27/26 1,707,000 99.11 1,692
1,671
Preston Ridge Partners Mortgage Trust 02/27/26 560,000 99.14 555
549
Preston Ridge Partners Mortgage Trust 03/03/26 1,000,000 98.82 988
981
Preston Ridge Partners Mortgage Trust 03/26/26 3,000,000 99.93 2,998
3,011
Prosus NV 10/30/24 710,000 67.90 482
456
Radnor RE, Ltd. 07/27/23 192,019 100.00 192
192
Radnor RE, Ltd. 11/24/25 710,366 100.87 717
714
Regatta XXVII Funding, Ltd. 04/08/25 1,000,000 99.81 998
1,001
Reliance Industries, Ltd. 02/06/24 633,000 97.80 619
624
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 479,000 90.90 435
412
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 127,000 92.06 117
109
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/16/24 119,000 89.02 106
94
RFR Trust 02/18/25 3,048,000 100.13 3,052
3,072

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
RFR Trust 02/18/25 2,385,000 99.99 2,385
2,380
RFR Trust 10/28/25 1,104,000 102.50 1,132
1,117
Rockies Express Pipeline LLC 04/29/24 100,000 93.01 93
96
Rockies Express Pipeline LLC 04/29/24 190,000 96.38 183
189
Rockies Express Pipeline LLC 09/17/24 99,000 104.68 104
103
Rockies Express Pipeline LLC 12/03/24 288,000 99.06 285
282
Rogers Communications, Inc. 08/06/24 439,000 97.49 428
433
Romanian Government International Bond 02/23/21 EUR 1,294,000 96.99 1,255
939
Romanian Government International Bond 07/08/21 EUR 647,000 97.15 629
468
Romanian Government International Bond 05/08/25 EUR 104,000 64.53 67
73
Romanian Government International Bond 10/30/25 EUR 124,000 77.25 96
90
Romanian Government International Bond 02/25/26 EUR 701,000 117.97 827
758
Romanian Government International Bond 02/25/26 488,000 99.96 488
452
Rre 28 Loan Management DAC 02/10/26 EUR 5,500,000 118.96 6,543
6,326
Saluda Grade Alternative Mortgage Trust 02/07/24 558,987 102.01 570
574
Saluda Grade Alternative Mortgage Trust 04/05/24 1,838,926 99.98 1,839
1,866
Saluda Grade Alternative Mortgage Trust 03/13/25 992,240 102.43 1,016
1,015
Saluda Grade Alternative Mortgage Trust 07/10/25 2,295,813 100.00 2,296
2,304
Sammons Financial Group, Inc. 10/30/24 605,000 99.06 599
602
Santos Finance, Ltd. 11/05/25 670,000 99.44 666
670
Scentre Group Trust 2 10/30/24 710,000 98.43 699
704
Seagate Data Storage Technology Pte, Ltd. 06/30/25 191,000 96.12 184
185
Sealed Air Corp. 04/29/24 174,000 100.83 175
166
Sequoia Mortgage Trust 10/21/16 50,754 102.31 52
47
SMBC Aviation Capital Finance DAC 10/30/24 655,000 100.54 659
658
Smithfield Foods, Inc. 10/30/24 520,000 89.33 464
476
Smithfield Foods, Inc. 12/03/25 848,000 101.32 859
857
Societe Generale SA 12/03/25 747,000 103.16 771
763
Societe Generale SA 12/03/25 598,000 91.11 545
537
Standard Chartered PLC 04/30/24 185,000 101.16 187
189
Swiss Confederation Government International Bond 02/11/26 CHF 1,169,000 157.60 1,842
1,769
Takeoff Merger Sub, Inc. 03/10/26 180,000 99.61 179
177
TCO Commercial Mortgage Trust 12/06/24 1,633,000 99.77 1,629
1,629
Tesco PLC 09/03/20 623,000 123.01 766
635
Texas Eastern Transmission, LP 07/06/22 854,000 98.27 839
840
Textainer Marine Containers VII, Ltd. 08/06/24 1,546,350 100.00 1,546
1,513
Topaz Solar Farms LLC 04/29/24 172,690 99.11 171
172
TORY Commercial Mortgage Trust 01/09/26 5,217,000 100.00 5,217
5,128
Towd Point Mortgage Trust 07/21/23 939,055 99.84 938
939
Towd Point Mortgage Trust 10/19/23 674,869 99.99 675
679
Transportadora de Gas Internacional SA ESP 11/04/25 737,000 101.73 750
735
UBS Group AG 10/30/24 600,000 86.89 521
530
UBS Group AG 01/15/26 1,301,000 96.13 1,251
1,237
UniCredit SpA 12/03/25 491,000 107.14 526
517
United Airlines, Inc. 11/04/25 635,000 99.20 630
622
Unum Group 10/30/24 550,000 80.60 443
440
UPM-Kymmene Oyj 11/21/22 699,000 102.20 714
730
Vantage Data Centers Germany Borrower Lux SARL 05/22/25 EUR 2,902,000 112.78 3,273
3,323
Vantage Data Centers Jersey Borrower Spv, Ltd. 05/17/24 GBP 3,270,000 130.14 4,256
4,349
Var Energi ASA 02/06/23 788,000 102.01 804
823
Var Energi ASA 08/03/23 268,000 105.25 282
305
VDCM Commercial Mortgage Trust 06/24/25 1,460,000 100.00 1,460
1,459
VDCM Commercial Mortgage Trust 06/24/25 2,824,000 100.00 2,824
2,837
Videotron, Ltd. 05/12/25 478,000 95.27 455
462
Vistra Operations Co. LLC 10/30/24 2,487,000 98.27 2,446
2,445
Voya CLO, Ltd. 04/03/25 1,000,000 99.95 1,000
1,000
Wellesley Park CLO, Ltd. 10/10/25 1,900,000 100.00 1,900
1,875
Wells Fargo Mortgage Backed Securities Trust 04/23/21 717,683 102.10 733
621
WinWater Mortgage Loan Trust 03/29/17 76,275 101.85 78
74
WMG Acquisition Corp. 12/03/25 1,240,000 96.16 1,192
1,164
Woodward Capital Management RCKT Mortgage Trust 09/13/23 376,160 99.96 376
377
Woodward Capital Management RCKT Mortgage Trust 02/15/24 634,897 99.97 635
637
Woodward Capital Management RCKT Mortgage Trust 03/19/24 865,667 99.97 865
871
Woodward Capital Management RCKT Mortgage Trust 08/14/24 767,721 99.98 768
767
Woodward Capital Management RCKT Mortgage Trust 12/12/24 587,984 100.63 592
590
Woodward Capital Management RCKT Mortgage Trust 12/12/24 2,437,740 99.98 2,437
2,445
Woodward Capital Management RCKT Mortgage Trust 01/17/25 686,074 101.54 697
693
Woodward Capital Management RCKT Mortgage Trust 02/26/25 2,582,837 99.99 2,583
2,592

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 53
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Woodward Capital Management RCKT Mortgage Trust 04/24/25 2,212,220 100.43 2,222
2,226
Woori Bank 02/11/26 1,097,000 104.40 1,145
1,133
Yara International ASA 12/03/25 514,000 100.89 519 515
291,276
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 30 USD 2,065 06/26
(79)
British Pound Currency Futures 12 USD 992 06/26
2
Commonwealth 10 Year Treasury Bond Futures 392 AUD 42,239 06/26
(239)
Euro Currency Futures 23 USD 3,331 06/26
(20)
Long Gilt Futures 99 GBP 8,691 06/26
(559)
New Zealand Dollar Currency Futures 73 USD 4,200 06/26
14
United States 2 Year Treasury Note Futures 402 USD 83,393 06/26
(617)
United States 5 Year Treasury Note Futures 710 USD 76,808 06/26
(913)
United States 10 Year Treasury Note Futures 386 USD 42,864 06/26
(733)
United States 10 Year Ultra Treasury Note Futures 710 USD 80,596 06/26
(1,507)
United States Treasury Long Bond Futures 251 USD 28,583 06/26
(929)
United States Treasury Ultra Bond Futures 349 USD 40,680 06/26 (1,318)
Short Positions
Euro-Bobl Futures 25 EUR 2,886 06/26
65
Euro-Bund Futures 122 EUR 15,298 06/26
304
Euro-Buxl 30 Year Bond Futures 3 EUR 331 06/26
9
Euro-Oat Futures 35 EUR 4,154 06/26
119
Euro-Schatz Futures 27 EUR 2,855 06/26
37
Japanese 10 Year Government Bond Futures 44 JPY 5,733,640 06/26
386
Japanese 10 Year Mini Government Bond Futures 4 JPY 52,180 06/26
(1)
Japanese Yen Currency Futures 67 USD 8,437 06/26
195
Norwegian Krone Currency Futures 10 USD 2,062 06/26
(17)
Swedish Krona Currency Futures 10 USD 2,118 06/26
65
United States 2 Year Treasury Note Futures 279 USD 57,877 06/26
358
United States 5 Year Treasury Note Futures 26 USD 2,813 06/26
(3)
United States 10 Year Treasury Note Futures 29 USD 3,220 06/26
51
United States 10 Year Ultra Treasury Note Futures 86 USD 9,762 06/26 220
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (5,110)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 3,100 USD 3,570 04/15/26 (16)
Citigroup USD 439 AUD 621 04/22/26 (10)
Citigroup USD 1,386 AUD 1,971 04/22/26 (26)
Citigroup USD 350 BRL 1,850 05/05/26 5
Citigroup USD 672 BRL 3,625 05/05/26 24
Citigroup USD 748 BRL 4,042 05/05/26 27

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,236 CHF 968 04/22/26 (23)
Citigroup USD 1,486 CLP 1,313,746 04/22/26 (67)
Citigroup USD 235 CNY 1,614 04/22/26 (1)
Citigroup USD 1,185 CNY 8,127 04/22/26 (6)
Citigroup USD 1,419 CNY 9,832 04/22/26 7
Citigroup USD 115 COP 431,296 04/22/26 1
Citigroup USD 139 COP 510,000 04/22/26 —
Citigroup USD 229 COP 879,932 04/22/26 9
Citigroup USD 328 COP 1,211,389 04/22/26 —
Citigroup USD 372 COP 1,402,901 04/22/26 8
Citigroup USD 382 COP 1,402,485 04/22/26 (2)
Citigroup USD 519 COP 1,948,245 04/22/26 9
Citigroup USD 519 COP 1,923,859 04/22/26 2
Citigroup USD 524 COP 1,950,000 04/22/26 4
Citigroup USD 958 COP 3,654,253 04/22/26 32
Citigroup USD 1,082 COP 4,029,192 04/22/26 10
Citigroup USD 1,564 COP 5,962,202 04/22/26 52
Citigroup USD 110 EUR 95 04/22/26 (1)
Citigroup USD 427 EUR 373 04/22/26 4
Citigroup USD 653 EUR 550 04/22/26 (16)
Citigroup USD 952 EUR 800 04/22/26 (26)
Citigroup USD 1,181 EUR 1,000 04/22/26 (24)
Citigroup USD 1,420 EUR 1,217 04/22/26 (12)
Citigroup USD 1,454 EUR 1,251 04/22/26 (7)
Citigroup USD 2,706 EUR 2,270 04/22/26 (80)
Citigroup USD 3,086 EUR 2,600 04/22/26 (78)
Citigroup USD 3,448 EUR 3,000 04/22/26 23
Citigroup USD 314 GBP 234 04/22/26 (4)
Citigroup USD 354 GBP 268 04/22/26 —
Citigroup USD 369 GBP 278 04/22/26 (1)
Citigroup USD 882 GBP 650 04/22/26 (22)
Citigroup USD 1,419 GBP 1,040 04/22/26 (42)
Citigroup USD 1,420 GBP 1,038 04/22/26 (46)
Citigroup USD 2,652 GBP 2,000 04/22/26 (5)
Citigroup USD 26 INR 2,471 04/22/26 —
Citigroup USD 514 INR 48,404 04/22/26 2
Citigroup USD 540 INR 50,871 04/22/26 2
Citigroup USD 540 INR 51,276 04/22/26 6
Citigroup USD 664 INR 61,694 04/22/26 (7)
Citigroup USD 536 JPY 85,333 04/22/26 2
Citigroup USD 1,066 JPY 169,173 04/22/26 2
Citigroup USD 1,161 JPY 185,000 04/22/26 7
Citigroup USD 8,669 JPY 1,337,000 04/22/26 (232)
Citigroup USD 16,017 JPY 2,550,000 04/22/26 78
Citigroup USD 350 KRW 514,252 04/22/26 (8)
Citigroup USD 350 KRW 511,151 04/22/26 (10)
Citigroup USD 710 KRW 1,015,300 04/22/26 (35)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 55
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,038 KRW 1,515,918 04/22/26 (30)
Citigroup USD 710 KZT 373,389 04/22/26 67
Citigroup USD 637 MXN 11,301 04/22/26 (7)
Citigroup USD 2,200 MXN 39,158 04/22/26 (18)
Citigroup USD 1,371 NOK 13,040 04/22/26 (25)
Citigroup USD 1,881 NZD 3,217 04/22/26 (31)
Citigroup USD 3,566 NZD 5,869 04/22/26 (190)
Citigroup USD 2,130 PEN 7,155 04/22/26 (76)
Citigroup USD 540 THB 17,581 04/22/26 (6)
Citigroup USD 704 TRY 32,448 04/22/26 9
Citigroup USD 716 TRY 33,055 04/22/26 9
Citigroup USD 186 ZAR 3,043 04/22/26 (7)
Citigroup USD 247 ZAR 4,034 04/22/26 (9)
Citigroup USD 370 ZAR 6,047 04/22/26 (13)
Citigroup USD 502 ZAR 8,303 04/22/26 (12)
Citigroup USD 617 ZAR 10,084 04/22/26 (22)
Citigroup USD 710 ZAR 11,537 04/22/26 (29)
Citigroup USD 710 ZAR 11,810 04/22/26 (13)
Citigroup USD 710 ZAR 11,626 04/22/26 (24)
Citigroup USD 838 ZAR 13,854 04/22/26 (21)
Citigroup USD 1,430 ZAR 23,070 04/22/26 (69)
Citigroup AUD 2,727 USD 1,828 04/22/26 (53)
Citigroup BRL 2,271 USD 426 05/05/26 (10)
Citigroup CHF 2,418 USD 3,169 04/22/26 139
Citigroup CLP 337,057 USD 381 04/22/26 17
Citigroup CLP 982,653 USD 1,109 04/22/26 47
Citigroup CNY 9,785 USD 1,420 04/22/26 1
Citigroup CNY 9,853 USD 1,430 04/22/26 1
Citigroup COP 100,000 USD 27 04/22/26 —
Citigroup COP 300,000 USD 80 04/22/26 (2)
Citigroup COP 646,680 USD 170 04/22/26 (5)
Citigroup COP 1,186,439 USD 318 04/22/26 (4)
Citigroup COP 2,251,397 USD 594 04/22/26 (16)
Citigroup COP 10,313,382 USD 2,742 04/22/26 (52)
Citigroup COP 10,313,382 USD 2,729 04/22/26 (66)
Citigroup COP 10,313,382 USD 2,728 04/22/26 (66)
Citigroup COP 10,313,382 USD 2,725 04/22/26 (70)
Citigroup EUR 592 GBP 513 04/22/26 (6)
Citigroup EUR 1,190 GBP 1,039 04/22/26 (1)
Citigroup EUR 609 HUF 240,557 04/22/26 18
Citigroup EUR 610 HUF 235,379 04/22/26 1
Citigroup EUR 611 HUF 241,217 04/22/26 18
Citigroup EUR 240 NOK 2,737 04/22/26 5
Citigroup EUR 2,373 NOK 27,937 04/22/26 138
Citigroup EUR 1,200 SEK 12,741 04/22/26 (41)
Citigroup EUR 58 USD 68 04/22/26 2
Citigroup EUR 125 USD 147 04/22/26 2

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 171 USD 199 04/22/26 2
Citigroup EUR 550 USD 645 04/22/26 9
Citigroup EUR 696 USD 801 04/22/26 (4)
Citigroup EUR 710 USD 841 04/22/26 20
Citigroup EUR 900 USD 1,044 04/22/26 3
Citigroup EUR 1,850 USD 2,165 04/22/26 25
Citigroup EUR 4,031 USD 4,703 04/22/26 39
Citigroup EUR 11,571 USD 13,499 04/22/26 112
Citigroup GBP 1,492 EUR 1,715 04/22/26 9
Citigroup GBP 1,618 EUR 1,861 04/22/26 11
Citigroup GBP 1,050 USD 1,415 04/22/26 25
Citigroup GBP 1,635 USD 2,191 04/22/26 27
Citigroup GBP 3,151 USD 4,224 04/22/26 53
Citigroup GBP 3,414 USD 4,540 06/18/26 22
Citigroup HUF 84,560 EUR 215 04/22/26 (5)
Citigroup HUF 272,972 EUR 690 04/22/26 (21)
Citigroup HUF 361,834 EUR 917 04/22/26 (26)
Citigroup INR 50,395 USD 551 04/22/26 15
Citigroup INR 55,455 USD 603 04/22/26 13
Citigroup INR 75,253 USD 817 04/22/26 16
Citigroup INR 79,416 USD 869 04/22/26 23
Citigroup INR 101,014 USD 1,070 04/22/26 (5)
Citigroup JPY 185,000 USD 1,159 04/02/26 (7)
Citigroup JPY 138,083 USD 901 04/22/26 29
Citigroup JPY 5,070,311 USD 32,324 04/22/26 321
Citigroup KRW 1,014,235 USD 710 04/22/26 35
Citigroup KRW 2,579,518 USD 1,720 04/22/26 4
Citigroup KZT 105,614 USD 213 04/22/26 (7)
Citigroup MXN 2,094 USD 116 04/22/26 —
Citigroup MXN 38,466 USD 2,157 04/22/26 14
Citigroup MXN 49,000 USD 2,836 04/22/26 105
Citigroup NOK 767 EUR 69 04/22/26 —
Citigroup NOK 13,702 EUR 1,190 04/22/26 (38)
Citigroup NOK 16,205 EUR 1,440 04/22/26 (7)
Citigroup NOK 6,474 USD 679 04/22/26 11
Citigroup NOK 6,477 USD 685 04/22/26 16
Citigroup NZD 9,002 USD 5,204 04/22/26 27
Citigroup PEN 7,086 USD 2,103 04/22/26 68
Citigroup PHP 12,348 USD 205 04/22/26 1
Citigroup PHP 20,242 USD 335 04/22/26 2
Citigroup PHP 32,692 USD 540 04/22/26 1
Citigroup PHP 32,913 USD 540 04/22/26 (3)
Citigroup SEK 13,096 EUR 1,222 04/22/26 30
Citigroup THB 4,296 USD 130 04/22/26 (1)
Citigroup THB 13,049 USD 397 04/22/26 —
Citigroup THB 13,314 USD 405 04/22/26 —
Citigroup THB 13,531 USD 410 04/22/26 (1)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 57
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup THB 26,876 USD 819 04/22/26 3
Citigroup TRY 21,878 USD 477 04/22/26 (3)
Citigroup TRY 43,728 USD 953 04/22/26 (7)
Citigroup ZAR 788 USD 48 04/22/26 1
Citigroup ZAR 965 USD 57 04/22/26 —
Citigroup ZAR 4,763 USD 296 04/22/26 15
Citigroup ZAR 5,372 USD 334 04/22/26 17
Citigroup ZAR 9,035 USD 567 04/22/26 33
Citigroup ZAR 11,071 USD 695 04/22/26 42
Citigroup ZAR 12,699 USD 790 04/22/26 41
Citigroup ZAR 13,860 USD 869 04/22/26 51
Citigroup ZAR 21,368 USD 1,289 04/22/26 28
Citigroup ZAR 23,486 USD 1,420 04/22/26 34
JPMorgan Chase EUR 8,859 USD 10,327 04/15/26 81
State Street EUR 5,500 USD 6,371 04/15/26 10
State Street GBP 17 USD 23 04/01/26 —
UBS USD 1,615 EUR 1,400 04/15/26 4
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 302
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 3,093
Brazil Interbank
Deposit Rate
(4)
13.715%
(4)
01/02/31
— (2) (2)
Citigroup BRL 4,356
Brazil Interbank
Deposit Rate
(4)
13.705%
(4)
01/02/31
— (2) (2)
Citigroup BRL 4,520 12.845%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (32) (32)
Citigroup BRL 4,520 12.783%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (34) (34)
Citigroup BRL 5,382 13.150%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (26) (26)
Citigroup BRL 21,245 13.100%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (113) (113)
Citigroup CHF 2,300 SARON
(4)
0.621%
(4)
01/23/36
— (28) (28)
Citigroup MXN 9,338
Interbank Equilibrium
Interest Rate
(1)
7.808%
(1)
03/05/36 — 24 24
Total Open Interest Rate Swap Contracts (å) — (213) (213)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Strategic Bond Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
iTraxx Europe Crossover Index
Series 44 Citigroup EUR 2,536 (5.000%)
(2)
12/20/30
(223) 5 (218)
iTraxx Europe Crossover Index
Series 44 Citigroup EUR 4,924 (5.000%)
(2)
06/20/31 (381) 15 (366)
Total Open Credit Indices - Purchase Protection Contracts (604) 20 (584)
Sovereign Issues - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Mexico Government
International Bond
Barclays 1.093% USD 2,933 (1.000%)
(2)
06/20/31
13 (1) 12
Total Open Sovereign Issues - Purchase Protection Contracts 13 (1) 12
Total Open Credit Default Swap Contracts (å) (591) 19 (572)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 52,381 $ —
$ —
$ 52,381
Corporate Bonds and Notes — 229,684 —
—
229,684
International Debt — 106,920 —
—
106,920
Mortgage-Backed Securities — 192,728 —
—
192,728
Non-US Bonds — 41,405 3,575
—
44,980
United States Government Agencies — 2,939 —
—
2,939
United States Government Treasuries — 85,806 —
—
85,806
Short-Term Investments — 73,389 — 58,651 132,040
Total Investments
— 785,252 3,575 58,651 847,478
Other Financial Instruments
Assets
Futures Contracts 1,825 — — — 1,825
Foreign Currency Exchange Contracts — 2,238 — — 2,238
Interest Rate Swap Contracts — 24 — — 24
Credit Default Swap Contracts — 12 — — 12
Liabilities
Futures Contracts (6,935) — — — (6,935)
Foreign Currency Exchange Contracts (7) (1,929) — — (1,936)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 59
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Interest Rate Swap Contracts — (237) — — (237)
Credit Default Swap Contracts — (584) — — (584)
Total Other Financial Instruments
*
$ (5,117) $ (476) $ — $ — $ (5,593)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia ......................................................................................
4,866
0 .6
Bermuda ......................................................................................
4,451
0 .5
Brazil ...........................................................................................
1,280
0 .2
Canada .........................................................................................
13,294
1 .6
Cayman Islands ...........................................................................
16,158
1 .9
Chile ............................................................................................
2,218
0 .3
China ...........................................................................................
1,969
0 .2
Colombia .....................................................................................
7,023
0 .8
Denmark ......................................................................................
1,192
0 .1
Finland ........................................................................................
730
0 .1
France ..........................................................................................
6,082
0 .7
Germany ......................................................................................
6,192
0 .7
Iceland .........................................................................................
2,392
0 .3
India ............................................................................................
2,311
0 .3
Indonesia .....................................................................................
813
0 .1
Ireland .........................................................................................
17,727
2 .1
Italy .............................................................................................
3,392
0 .4
Japan ...........................................................................................
6,283
0 .7
Jersey ...........................................................................................
6,350
0 .7
Luxembourg ................................................................................
3,323
0 .4
Mexico ........................................................................................
16,281
1 .9
Netherlands .................................................................................
349
— **
Nigeria .........................................................................................
392
0 .1
Norway ........................................................................................
1,128
0 .1
Peru .............................................................................................
1,115
0 .1
Romania ......................................................................................
2,780
0 .3
South Korea ................................................................................
3,432
0 .4

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Spain ...........................................................................................
1,086
0 .1
Switzerland .................................................................................
3,536
0 .4
Thailand ......................................................................................
949
0 .1
United Kingdom ..........................................................................
14,699
1 .7
United States ...............................................................................
693,685
81 .1
Total Investments ...................................................................
847,478
99 .0
**
Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended March 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 66,605 $ 198,060 $ 206,000 $ (4) $ (10) $ 58,651 $ 558 $ —

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.7%
Australia - 5.3%
Charter Hall Group(ö) 52,160 678
Dexus (ö) 1,218,333 5,014
Gemlife Communities Group(Æ) 310,253 953
Goodman Group(ö) 1,240,812 22,089
HomeCo . Daily Needs REIT(ö)(Þ) 1,685,847 1,380
Ingenia Communities Group(ö) 947,793 2,636
Mirvac Group(ö) 1,805,977 2,227
NEXTDC, Ltd.(Æ) 482,498 3,868
Scentre Group(ö) 3,448,514 7,956
Stockland(ö) 885,804 2,653
Vicinity, Ltd.(ö) 1,460,468 2,369
51,823
Belgium - 1.3%
Aedifica SA(ö) 79,607 6,427
Montea NV(ö) 7,493 574
Shurgard Self Storage, Ltd.(ö) 23,502 681
VGP NV 13,095 1,266
Warehouses De Pauw CVA(ö) 132,394 3,441
12,389
Canada - 1.1%
Chartwell Retirement Residences 154,096 2,229
Choice Properties Real Estate Investment
Trust(ö) 358,532 3,959
First Capital Real Estate Investment
Trust(ö) 81,069 1,202
Granite Real Estate Investment Trust(ö) 64,291 3,780
11,170
China - 0.1%
GDS Holdings, Ltd. Class A(Æ) 275,800 1,382
France - 2.4%
ARGAN SA(ö) 2,314 152
Covivio SA(ö) 31,861 1,905
Klepierre SA(ö) 242,752 9,150
Mercialys SA(ö) 140,879 1,910
Unibail - Rodamco -Westfield(ö) 93,701 10,473
23,590
Germany - 1.9%
LEG Immobilien SE 7,679 500
Sirius Real Estate, Ltd.(ö) 1,786,810 2,194
TAG Immobilien AG 442,684 6,924
Vonovia SE 340,710 8,485
18,103
Hong Kong - 3.6%
Henderson Land Development Co., Ltd. 379,000 1,406
Hongkong Land Holdings, Ltd. 726,600 5,683
Hysan Development Co., Ltd. 621,000 1,512
Link REIT(ö) 1,643,143 7,608
Sun Hung Kai Properties, Ltd. 907,552 15,382
SUNeVision Holdings, Ltd. 790,000 567
Swire Properties, Ltd. 553,000 1,607
Wharf Real Estate Investment Co., Ltd. 279,000 809
34,574
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel - 0.2%
Melisron , Ltd. 12,637 1,636
Japan - 9.4%
Activia Properties, Inc.(ö) 1,528 1,354
Daiwa Securities Living Investments
Corp.(ö) 3,224 2,167
GLP J-REIT(ö) 2,418 1,983
Hoshino Resorts REIT, Inc.(ö) 281 432
Industrial & Infrastructure Fund
Investment Corp.(ö) 350 313
Invincible Investment Corp.(ö) 5,092 1,915
Japan Hotel REIT Investment Corp.(ö) 864 409
Japan Metropolitan Fund Investment
Corp.(ö) 8,785 6,184
Japan Real Estate Investment Corp.(ö) 6,024 4,437
KDX Realty Investment Corp. Class A(ö) 5,137 5,219
Keihanshin Building Co., Ltd. 224,500 2,763
Mitsubishi Estate Co., Ltd. 475,492 13,158
Mitsui Fudosan Accommodations Fund,
Inc.(ö) 1,460 1,235
Mitsui Fudosan Co., Ltd. 1,759,733 18,626
Mitsui Fudosan Logistics Park, Inc.(ö) 6,149 4,385
Mori Trust REIT, Inc.(ö) 1,525 689
Nippon Building Fund, Inc.(ö) 2,812 2,360
Nippon Prologis REIT, Inc.(ö) 9,126 4,914
Nomura Real Estate Master Fund, Inc.(ö) 5,177 5,122
Sumitomo Realty & Development Co.,
Ltd. 482,500 13,565
91,230
Netherlands - 0.1%
CTP NV(Þ) 74,711 1,257
Singapore - 3.3%
CapitaLand Ascendas REIT(ö) 488,200 943
CapitaLand Integrated Commercial Trust
Class A(ö) 4,735,649 8,505
Capitaland Investment, Ltd. 1,427,500 3,043
Centurion Accommodation REIT(ö) 6,956,200 5,989
City Developments, Ltd. 175,700 1,132
Digital Core REIT Management Pte , Ltd.
(ö) 3,065,300 1,494
Frasers Centrepoint Trust(ö) 209,900 357
Keppel REIT(ö) 4,949,400 3,437
Lendlease Global Commercial REIT(ö) 1,813,700 757
Mapletree Logistics Trust(ö) 2,547,300 2,285
Parkway Life Real Estate Investment
Trust(ö) 102,255 319
Suntec Real Estate Investment Trust(ö) 190,900 218
UOL Group, Ltd. 452,800 3,449
31,928
Spain - 0.4%
Cellnex Telecom SA(Þ) 9,840 320
Merlin Properties Socimi SA(ö) 241,421 3,927
4,247
Sweden - 1.4%
Atrium Ljungberg AB Class B 195,344 610
Castellum AB 109,114 1,268

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Catena AB 75,610 3,549
Fastighets AB Balder Class B(Æ) 799,002 4,699
Swedish Logistic Property AB Class
B(Æ) 224,916 865
Wihlborgs Fastigheter AB 317,228 2,908
13,899
Switzerland - 1.5%
Swiss Prime Site AG Class A 84,528 14,321
United Kingdom - 3.0%
Big Yellow Group PLC(ö) 93,119 1,053
British Land Co. PLC (The)(ö) 1,100,550 5,262
Derwent London PLC(ö) 22,793 476
Grainger PLC(ö) 775,939 1,670
Land Securities Group PLC(ö) 365,842 2,715
LondonMetric Property PLC(ö) 1,801,682 4,338
PRS REIT PLC (The)(ö)(Š) 53,079 1
Safestore Holdings PLC(ö) 148,475 1,252
Segro PLC(ö) 1,266,811 11,017
Shaftesbury Capital PLC(ö) 156,534 266
Unite Group PLC (The)(ö) 262,907 1,586
29,636
United States - 60.7%
Agree Realty Corp.(ö) 198,811 14,986
American Healthcare REIT, Inc.(ö) 53,419 2,519
American Homes 4 Rent Class A(ö) 158,596 4,428
Brixmor Property Group, Inc.(ö) 296,753 8,547
BXP, Inc.(ö) 145,482 7,551
Caesars Entertainment, Inc.(Æ) 95,625 2,527
Camden Property Trust(ö) 69,282 6,766
CareTrust REIT, Inc.(ö) 235,094 8,616
COPT Defense Properties(ö) 102,560 3,138
Cousins Properties, Inc.(ö) 69,919 1,578
Crown Castle, Inc.(ö) 113,802 9,253
CubeSmart (ö) 12,117 444
Curbline Properties Corp.(ö) 57,457 1,482
Digital Realty Trust, Inc.(ö) 221,476 39,912
EastGroup Properties, Inc.(ö) 45,782 8,474
Equinix , Inc.(ö) 50,382 49,386
Equity Residential(ö) 281,667 16,661
Essential Properties Realty Trust, Inc.(ö) 393,394 11,943
Essex Property Trust, Inc.(ö) 31,204 7,551
Extra Space Storage, Inc.(ö) 181,816 23,842
First Industrial Realty Trust, Inc.(ö) 169,023 9,778
Gaming and Leisure Properties, Inc.(ö) 248,557 11,029
Healthcare Realty Trust, Inc.(ö) 326,613 5,549
Healthpeak Properties, Inc.(ö) 140,425 2,307
Highwoods Properties, Inc.(ö) 5,465 117
Host Hotels & Resorts, Inc.(ö) 772,200 14,795
Hudson Pacific Properties, Inc.(Æ)(ö) 88,789 525
Invitation Homes, Inc.(ö) 379,145 9,422
Iron Mountain, Inc.(ö) 160,729 16,417
Janus Living, Inc.(Æ)(ö) 128,702 3,034
Kilroy Realty Corp.(ö) 31,928 901
Kimco Realty Corp.(ö) 554,911 12,469
Kite Realty Group Trust(ö) 202,091 4,961
Mid-America Apartment Communities,
Inc.(ö) 65,262 7,970
National Storage Affiliates Trust(ö) 161,179 6,083
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Omega Healthcare Investors, Inc.(ö) 141,511 6,201
Outfront Media, Inc.(ö) 86,872 2,302
PACS Group, Inc.(Æ) 39,186 1,259
Prologis, Inc.(ö) 372,500 49,237
Public Storage(ö) 41,450 11,228
Rayonier, Inc.(ö) 130,102 2,683
Realty Income Corp.(ö) 364,797 22,318
Regency Centers Corp.(ö) 137,439 10,399
SBA Communications Corp.(ö) 867 149
Simon Property Group, Inc.(ö) 132,595 24,733
SL Green Realty Corp.(ö) 54,639 2,018
Smartstop Self Storage REIT, Inc.(ö) 12,916 391
Sun Communities, Inc.(ö) 174,888 22,029
UDR, Inc.(ö) 200,838 6,784
Ventas, Inc.(ö) 209,652 17,145
VICI Properties, Inc.(ö) 41,901 1,145
Welltower , Inc.(ö) 380,764 75,281
590,263
Total Common Stocks
(cost $736,513) 931,448
Warrants and Rights - 0.0%
Singapore - 0.0%
CapitaLand Ascendas REIT(Æ)
 Rights
13,669 1
Total Warrants and Rights
(cost $—) 1
Short-Term Investments - 3.6%
United States - 3.6%
U.S. Cash Management Fund(@) 35,090,185 (∞) 35,083
Total Short-Term Investments
(cost $35,081) 35,083
Total Investments - 99.3%
(identified cost $771,594) 966,532
Other Assets and Liabilities,
Net - 0.7%
6,508
Net Assets - 100.0%
973,040

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 63
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.3%
Cellnex Telecom SA 11/06/23 EUR 9,840 32.58 321
320
CTP NV 04/06/21 EUR 74,711 16.15 1,207
1,257
HomeCo . Daily Needs REIT 09/04/25 AUD 1,685,847 0.91 1,541 1,380
2,957
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 1,120 USD 40,298 06/26 (1,319)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,319)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 51,823 $ — $ — $ 51,823
Belgium — 12,389 — — 12,389
Canada 11,170 — — — 11,170
China — 1,382 — — 1,382
France — 23,590 — — 23,590
Germany — 18,103 — — 18,103
Hong Kong — 34,574 — — 34,574
Israel — 1,636 — — 1,636
Japan — 91,230 — — 91,230
Netherlands — 1,257 — — 1,257
Singapore — 31,928 — — 31,928
Spain — 4,247 — — 4,247
Sweden — 13,899 — — 13,899
Switzerland — 14,321 — — 14,321
United Kingdom — 29,635 1 — 29,636
United States 590,263 — — — 590,263
Warrants and Rights 1 — — — 1
Short-Term Investments — — — 35,083 35,083
Total Investments 601,434 330,014 1 35,083 966,532
Other Financial Instruments
Liabilities

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts (1,319) — — — (1,319)
Total Other Financial Instruments
*
$ (1,319) $ — $ — $ — $ (1,319)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Diversified ..........................................................................................
204,951 21 .1
Healthcare ..........................................................................................
121,425 12 .5
Industrial ............................................................................................
121,795 12 .5
Lodging/Resorts .................................................................................
38,241 3 .9
Office ..................................................................................................
52,888 5 .4
Residential ..........................................................................................
112,676 11 .6
Retail ..................................................................................................
141,288 14 .5
Self Storage ........................................................................................
44,973 4 .6
Technology .........................................................................................
93,211 9 .6
Warrants and Rights .............................................................
1 — **
Short-Term Investments .......................................................
35,083 3 .6
Total Investments ............................................................................... 966,532 99 .3
**
Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended March 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 53,494 $ 62,892 $ 81,294 $ (2) $ (7) $ 35,083 $ 301 $ —

Russell Investment Funds
Notes to Schedules of Investments — March 31, 2026 (Unaudited)
Notes to Schedules of Investments 65
Footnotes:
Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BDR - Brazilian Depository Receipts
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ)
Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(
i)
All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(
Š)
Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index (CPI) or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(¢) Date shown reflects next contractual call date.
(Œ) Unfunded loan agreement.
(Ð) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.

Russell Investment Funds
Notes to Schedules of Investments, continued — March 31, 2026 (Unaudited)
66 Notes to Schedules of Investments
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
NVDR - Non-Voting Depository Re c eipt
OBFR - Overnight Bank Funding Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
Foreign Currency Abbreviations:
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian new leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS – Ghanaian cedi PHP - Philippine peso

Russell Investment Funds
Notes to Quarterly Report — March 31, 2026 (Unaudited)
Notes to Quarterly Report 67
1. Significant Accounting Policies
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees (“Board”)
has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange, are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as
Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S.
markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2026 (Unaudited)
68 Notes to Quarterly Report
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) per share of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV.
Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2026 (Unaudited)
Notes to Quarterly Report 69
proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S.
securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets and Strategic Bond Funds had no transfers into or out of Level 3 for the period ended March 31, 2026.
The Global Real Estate Securities Fund had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amount transferred was $1,419.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data
(e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level
3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, Earnings Before Interest, Taxes, Depreciation, and Amortization
(“EBITDA”) multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
Significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2026 (Unaudited)
70 Notes to Quarterly Report
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
2. Related Party Transactions
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. Russell Investments Fund Services, LLC, the Funds’ administrator and transfer agent, charges a 0.05%
administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the
Fund’s Schedule of Investments.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual financial statements and other information and prospectus.

Russell Investment Funds
401 Union Street
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Seattle, WA 98101
800-787-7354
Fax: 206-505-3495